UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
October 31, 2022 (Unaudited)
Columbia Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Bond Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks current income, consistent with minimal fluctuation of principal.
Portfolio management
Jason Callan
Lead Portfolio Manager
Managed Fund since 2016
Gene Tannuzzo, CFA
Portfolio Manager
Managed Fund since 2017
Alex Christensen, CFA
Portfolio Manager
Managed Fund since 2021
Average annual total returns (%) (for the period ended October 31, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/31/08	-9.37	-18.59	-0.99	0.33
	Including sales charges		-13.68	-22.47	-1.95	-0.16
Advisor Class*		11/08/12	-9.24	-18.39	-0.74	0.58
Class C	Excluding sales charges	03/31/08	-9.69	-19.20	-1.71	-0.39
	Including sales charges		-10.59	-20.00	-1.71	-0.39
Institutional Class		01/09/86	-9.26	-18.39	-0.75	0.58
Institutional 2 Class*		11/08/12	-9.22	-18.33	-0.64	0.68
Institutional 3 Class		07/15/09	-9.18	-18.28	-0.58	0.74
Class R		11/16/11	-9.48	-18.83	-1.24	0.08
Class V	Excluding sales charges	03/07/11	-9.34	-18.52	-0.88	0.42
	Including sales charges		-13.64	-22.39	-1.85	-0.06
Bloomberg U.S. Aggregate Bond Index			-6.86	-15.68	-0.54	0.74
Returns for Class A and Class V shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charges for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Bond Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at October 31, 2022)
Asset-Backed Securities — Non-Agency	14.2
Commercial Mortgage-Backed Securities - Agency	0.5
Commercial Mortgage-Backed Securities - Non-Agency	15.4
Common Stocks	0.0(a)
Corporate Bonds & Notes	11.7
Money Market Funds	5.4
Municipal Bonds	1.0
Options Purchased Calls	0.0(a)
Residential Mortgage-Backed Securities - Agency	26.7
Residential Mortgage-Backed Securities - Non-Agency	25.1
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at October 31, 2022)
AAA rating	42.0
AA rating	14.6
A rating	19.2
BBB rating	17.5
BB rating	0.0(a)
Not rated	6.7
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Bond Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2022 — October 31, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	906.30	1,021.44	3.72	3.94	0.77
Advisor Class	1,000.00	1,000.00	907.60	1,022.71	2.51	2.67	0.52
Class C	1,000.00	1,000.00	903.10	1,017.64	7.33	7.77	1.52
Institutional Class	1,000.00	1,000.00	907.40	1,022.71	2.51	2.67	0.52
Institutional 2 Class	1,000.00	1,000.00	907.80	1,023.06	2.18	2.31	0.45
Institutional 3 Class	1,000.00	1,000.00	908.20	1,023.32	1.93	2.05	0.40
Class R	1,000.00	1,000.00	905.20	1,020.17	4.92	5.22	1.02
Class V	1,000.00	1,000.00	906.60	1,021.95	3.24	3.43	0.67
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Bond Fund | Semiannual Report 2022	5

Portfolio of Investments
October 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 17.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACM Auto Trust(a)
Subordinated Series 2022-1A Class C
04/20/2029	5.480%	3,750,000	3,721,793
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2021-3 Class B
02/13/2026	0.660%	1,835,983	1,825,276
Subordinated Series 2022-2 Class C
06/13/2028	4.410%	5,000,000	4,809,301
Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class DR
3-month Term SOFR + 3.200% Floor 3.200% 01/15/2035	7.064%	3,000,000	2,565,918
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class B
07/15/2030	1.640%	3,950,000	3,623,055
Bain Capital Credit CLO Ltd.(a),(b)
Series 2018-1A Class B
3-month USD LIBOR + 1.400% 04/23/2031	5.725%	2,000,000	1,864,654
Series 2020-5A Class A1
3-month USD LIBOR + 1.220% Floor 1.220% 01/20/2032	5.463%	10,000,000	9,736,330
Series 2020-5A Class C
3-month USD LIBOR + 2.350% Floor 2.350% 01/20/2032	6.593%	4,480,000	4,094,254
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	5.643%	2,000,000	1,870,816
Carlyle US CLO Ltd.(a),(b)
Series 2020-2A Class CR
3-month USD LIBOR + 3.200% Floor 3.200% 01/25/2035	7.558%	1,850,000	1,560,619
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% Floor 1.600% 04/30/2031	6.015%	1,800,000	1,691,381
Dryden 83 CLO Ltd.(a),(b)
Series 2020-83A Class C
3-month USD LIBOR + 2.150% Floor 2.150% 01/18/2032	6.344%	5,000,000	4,632,385
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden 86 CLO Ltd.(a),(b)
Series 2020-86A Class BR
3-month USD LIBOR + 1.700% Floor 1.700% 07/17/2034	5.779%	1,250,000	1,165,250
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	4.255%	1,250,000	1,170,203
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-3A Class C
05/15/2025	1.920%	2,210,286	2,188,031
LendingPoint Asset Securitization Trust(a)
Series 2021-A Class A
12/15/2028	1.000%	789,141	786,658
Series 2021-B Class A
02/15/2029	1.110%	1,154,755	1,142,072
LendingPoint Pass-Through Trust(a)
Series 2022-ST1 Class A
03/15/2028	2.500%	2,622,814	2,507,814
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	938,923	911,904
Lucali CLO Ltd.(a),(b)
Series 2020-1A Class C
3-month USD LIBOR + 2.200% Floor 2.200% 01/15/2033	4.712%	6,500,000	5,894,356
Series 2020-1A Class D
3-month USD LIBOR + 3.600% Floor 3.600% 01/15/2033	6.112%	1,500,000	1,329,435
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	5.975%	5,000,000	4,825,000
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	5.593%	3,700,000	3,476,642
Marlette Funding Trust(a)
Series 2021-1A Class B
06/16/2031	1.000%	1,263,594	1,242,827
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	5.643%	1,820,000	1,714,819
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	5.775%	4,000,000	3,791,180
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	6,800,000	5,947,269
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	5.393%	7,500,000	7,304,902
Pagaya AI Debt Selection Trust(a)
Series 2020-3 Class B
05/17/2027	3.220%	1,665,606	1,658,583
Series 2021-1 Class A
11/15/2027	1.180%	3,730,684	3,656,400
Series 2021-3 Class A
05/15/2029	1.150%	3,626,936	3,523,472
Series 2021-5 Class A
08/15/2029	1.530%	2,968,310	2,863,422
Pagaya AI Debt Trust(a)
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	2,199,709	1,970,933
Subordinated Series 2022-2 Class B
01/15/2030	6.630%	3,229,000	3,098,942
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	2,087,929	1,826,870
RR 1 LLC(a),(b)
Series 2017-1A Class A2B
3-month USD LIBOR + 1.600% Floor 1.600% 07/15/2035	5.679%	10,000,000	9,371,000
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month USD LIBOR + 1.090% Floor 1.090% 01/15/2030	5.169%	4,500,000	4,397,990
Theorem Funding Trust(a)
Series 2021-1A Class A
12/15/2027	1.210%	1,890,011	1,857,081
Series 2022-1A Class A
02/15/2028	1.850%	1,135,934	1,106,839
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	898,584	852,535
Series 2021-ST10 Class A
01/20/2030	2.250%	4,053,219	3,828,774
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-ST6 Class A
08/20/2027	1.850%	3,103,459	2,881,247
Series 2021-ST9 Class A
11/20/2029	1.700%	1,882,604	1,707,886
Upstart Securitization Trust(a)
Series 2021-1 Class B
03/20/2031	1.890%	4,250,000	4,093,635
Series 2021-3 Class A
07/20/2031	0.830%	3,599,133	3,472,602
Series 2021-4 Class A
09/20/2031	0.840%	2,669,995	2,563,834
Subordinated Series 2020-3 Class B
11/20/2030	3.014%	4,000,000	3,958,012
Subordinated Series 2021-5 Class B
11/20/2031	2.490%	5,000,000	4,450,697
Total Asset-Backed Securities — Non-Agency (Cost $159,358,978)			150,534,898

Commercial Mortgage-Backed Securities - Agency 0.6%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,000,000	933,997
Federal National Mortgage Association(c)
Series 2017-M15 Class ATS2
11/25/2027	3.158%	4,260,321	3,959,321
Government National Mortgage Association(c),(d)
Series 2019-147 Class IO
06/16/2061	0.396%	5,845,029	234,483
Total Commercial Mortgage-Backed Securities - Agency (Cost $5,866,807)			5,127,801

Commercial Mortgage-Backed Securities - Non-Agency 18.8%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,344,613	2,251,916
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,909,313	2,775,902
BAMLL Commercial Mortgage Securities Trust(a),(c)
Series 2013-WBRK Class A
03/10/2037	3.534%	1,350,000	1,226,366
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-DSNY Class A
1-month USD LIBOR + 0.850% Floor 0.850% 09/15/2034	4.263%	4,500,000	4,381,676
Series 2019-RLJ Class D
1-month USD LIBOR + 1.950% Floor 1.950% 04/15/2036	5.362%	1,300,000	1,275,020

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2018-DSNY Class B
1-month USD LIBOR + 1.150% Floor 1.150% 09/15/2034	4.563%	9,325,000	8,928,041
Subordinated Series 2018-DSNY Class D
1-month USD LIBOR + 1.700% Floor 1.700% 09/15/2034	5.113%	1,000,000	940,528
BBCMS Trust(a),(b)
Series 2018-BXH Class A
1-month USD LIBOR + 1.000% Floor 1.000% 10/15/2037	4.412%	2,503,753	2,397,442
Subordinated Series 2018-BXH Class D
1-month USD LIBOR + 2.000% Floor 2.000% 10/15/2037	5.412%	2,000,000	1,870,954
BFLD Trust(a),(b)
Series 2019-DPLO Class A
1-month USD LIBOR + 1.090% Floor 1.091% 10/15/2034	4.502%	3,000,000	2,928,946
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	4.663%	3,000,000	2,888,046
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class A
1-month USD LIBOR + 0.820% Floor 0.820% 06/15/2035	4.233%	8,000,000	7,604,422
BX Commercial Mortgage Trust(a)
Series 2020-VIV4 Class A
03/09/2044	2.843%	7,500,000	5,874,754
BX Trust(a),(b)
Series 2018-GW Class A
1-month USD LIBOR + 0.800% Floor 0.800% 05/15/2035	4.212%	5,950,000	5,746,038
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587% 10/15/2036	4.999%	823,000	780,017
Subordinated Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	5.299%	747,000	693,120
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	3,400,000	2,793,554
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Commercial Mortgage Trust(a),(c)
Subordinated Series 2020-420K Class D
11/10/2042	3.312%	2,250,000	1,660,240
CLNY Trust(a),(b)
Series 2019-IKPR Class A
1-month USD LIBOR + 1.129% Floor 1.129% 11/15/2038	4.541%	1,000,000	947,780
COMM Mortgage Trust(a),(c)
Subordinated Series 2020-CBM Class D
02/10/2037	3.633%	1,750,000	1,538,275
Corevest American Finance Trust(a)
Series 2020-4 Class A
12/15/2052	1.174%	8,632,878	7,629,176
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	6,220,000	5,592,221
Extended Stay America Trust(a),(b)
Series 2021-ESH Class C
1-month USD LIBOR + 1.700% Floor 1.700% 07/15/2038	5.112%	10,469,661	9,891,537
Hilton USA Trust(a),(c)
Subordinated Series 2016-HHV Class C
11/05/2038	4.194%	1,700,000	1,499,032
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class D
11/05/2035	4.927%	1,646,000	1,497,633
Independence Plaza Trust(a)
Series 2018-INDP Class B
07/10/2035	3.911%	4,000,000	3,676,145
Invitation Homes Trust(a),(b)
Subordinated Series 2018-SFR4 Class C
1-month USD LIBOR + 1.400% Floor 1.400% 01/17/2038	4.218%	1,999,908	1,945,799
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2021-2NU Class C
01/05/2040	2.077%	1,750,000	1,339,960
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.177%	1,200,000	1,032,374
New Residential Mortgage Loan Trust(a)
Series 2022-SFR1 Class A
02/17/2039	2.400%	6,182,813	5,304,819
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class B
1-month USD LIBOR + 1.500% Floor 1.500% 01/15/2036	4.912%	15,000,000	14,120,170

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2036	5.612%	5,000,000	4,650,439
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	1,800,000	1,605,178
Series 2020-SFR3 Class B
10/17/2027	1.495%	4,000,000	3,483,182
Series 2020-SFR3 Class C
10/17/2027	1.695%	6,250,000	5,454,865
Series 2022-SFR1 Class A
02/17/2041	2.709%	3,000,000	2,472,467
Subordinated Series 2022-SFR4 Class B
05/17/2041	4.788%	6,000,000	5,382,321
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month USD LIBOR + 1.150% Floor 1.150% 05/15/2038	4.562%	8,000,000	7,441,766
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	7,000,000	6,002,859
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class A
1-month USD LIBOR + 0.850% Floor 0.851% 02/15/2032	4.262%	1,737,226	1,690,180
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	4.662%	900,000	867,967
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.875% Floor 0.875% 12/15/2034	4.287%	4,720,000	4,662,455
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090%, Cap 4.500% 02/15/2037	4.500%	5,600,000	5,263,748
Subordinated Series 2017-SMP Class C
1-month USD LIBOR + 1.325% Floor 1.200% 12/15/2034	4.738%	800,000	775,002
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $177,711,210)			162,784,332
Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Staples 0.0%
Beverages 0.0%
Crimson Wine Group Ltd.(e)	3	18
Total Consumer Staples		18
Financials 0.0%
Capital Markets 0.0%
Jefferies Financial Group, Inc.	39	1,342
Total Financials		1,342
Total Common Stocks (Cost $—)		1,360

Corporate Bonds & Notes 14.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
Boeing Co. (The)
08/01/2059	3.950%	3,377,000	2,105,435
05/01/2060	5.930%	361,000	305,353
Total			2,410,788
Banking 6.0%
Bank of America Corp.(f)
07/23/2031	1.898%	7,130,000	5,289,827
10/24/2031	1.922%	2,300,000	1,689,764
10/20/2032	2.572%	2,220,000	1,676,485
02/04/2033	2.972%	5,600,000	4,339,306
Citigroup, Inc.(f)
06/03/2031	2.572%	864,000	676,784
01/25/2033	3.057%	5,541,000	4,328,181
Goldman Sachs Group, Inc. (The)(f)
07/21/2032	2.383%	3,506,000	2,610,109
10/21/2032	2.650%	5,160,000	3,898,527
HSBC Holdings PLC(f)
05/24/2032	2.804%	2,260,000	1,620,706
11/22/2032	2.871%	5,997,000	4,269,526
JPMorgan Chase & Co.(f)
10/15/2030	2.739%	1,812,000	1,467,132
04/22/2032	2.580%	8,049,000	6,190,685
11/08/2032	2.545%	3,472,000	2,623,726
Morgan Stanley(f)
07/21/2032	2.239%	1,219,000	904,454
Subordinated
09/16/2036	2.484%	500,000	355,219
04/20/2037	5.297%	2,540,000	2,259,149

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.(f)
10/30/2030	2.879%	593,000	485,998
02/11/2031	2.572%	7,892,000	6,295,830
03/02/2033	3.350%	1,385,000	1,118,400
Total			52,099,808
Cable and Satellite 0.5%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	610,000	470,278
06/30/2062	3.950%	2,446,000	1,436,027
04/01/2063	5.500%	2,914,000	2,200,201
Total			4,106,506
Diversified Manufacturing 0.5%
Carrier Global Corp.
02/15/2030	2.722%	2,595,000	2,132,038
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	2,735,000	2,410,708
General Electric Co.(b)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	6.623%	5,000	4,836
Total			4,547,582
Electric 1.2%
AEP Texas, Inc.
01/15/2050	3.450%	2,980,000	1,938,500
Duke Energy Corp.
09/01/2046	3.750%	3,035,000	2,086,263
Emera US Finance LP
06/15/2046	4.750%	2,910,000	2,163,810
Georgia Power Co.
03/15/2042	4.300%	2,450,000	1,978,194
Pacific Gas and Electric Co.
07/01/2050	4.950%	2,270,000	1,693,850
Total			9,860,617
Food and Beverage 0.7%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	3,162,000	2,743,168
Bacardi Ltd.(a)
05/15/2048	5.300%	3,445,000	2,819,944
Kraft Heinz Foods Co.
06/01/2046	4.375%	486,000	379,742
Total			5,942,854
Health Care 0.6%
CVS Health Corp.
03/25/2048	5.050%	1,050,000	891,625
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc.(a)
03/15/2052	4.625%	6,239,000	4,586,778
Total			5,478,403
Integrated Energy 0.1%
Cenovus Energy, Inc.
02/15/2052	3.750%	840,000	560,185
Life Insurance 0.1%
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	1,000,000	780,248
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	335,000	321,322
Total			1,101,570
Media and Entertainment 0.7%
Magallanes, Inc.(a)
03/15/2052	5.141%	526,000	368,243
03/15/2062	5.391%	8,522,000	5,942,375
Total			6,310,618
Midstream 0.8%
Enterprise Products Operating LLC
01/31/2060	3.950%	923,000	614,794
Kinder Morgan, Inc.
02/15/2046	5.050%	1,376,000	1,112,145
08/01/2052	5.450%	1,116,000	943,986
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	4,576,000	3,234,899
Western Gas Partners LP
08/15/2048	5.500%	550,000	446,906
Williams Companies, Inc. (The)
09/15/2045	5.100%	821,000	676,218
Total			7,028,948
Natural Gas 0.2%
NiSource, Inc.
05/15/2047	4.375%	2,380,000	1,837,578
Pharmaceuticals 0.4%
AbbVie, Inc.
06/15/2044	4.850%	2,780,000	2,367,185
Amgen, Inc.
03/01/2053	4.875%	8,000	6,785
02/22/2062	4.400%	1,527,000	1,161,440
Total			3,535,410

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.1%
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	777,000	571,207
Retailers 0.5%
Lowe’s Companies, Inc.
04/01/2062	4.450%	2,217,000	1,616,454
09/15/2062	5.800%	3,226,000	2,888,144
Total			4,504,598
Technology 0.5%
Broadcom, Inc.(a)
04/15/2034	3.469%	2,096,000	1,568,837
11/15/2036	3.187%	876,000	597,704
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	200,000	165,855
01/15/2033	5.000%	1,254,000	1,128,484
Oracle Corp.
04/01/2050	3.600%	320,000	197,014
03/25/2061	4.100%	1,305,000	817,690
Total			4,475,584
Wireless 0.8%
American Tower Corp.
08/15/2029	3.800%	2,461,000	2,148,030
06/15/2030	2.100%	685,000	520,632
T-Mobile US, Inc.
02/15/2031	2.875%	5,325,000	4,288,962
Total			6,957,624
Wirelines 0.3%
AT&T, Inc.
12/01/2057	3.800%	3,899,000	2,568,856
Total Corporate Bonds & Notes (Cost $161,604,553)			123,898,736

Municipal Bonds 1.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.4%
City of New York
Unlimited General Obligation Bonds
Series 2021A-1
08/01/2047	5.000%	3,290,000	3,358,227
Municipal Power 0.1%
Los Angeles Department of Water & Power
Refunding Revenue Bonds
Series 2021B
07/01/2051	5.000%	1,285,000	1,322,690
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 0.7%
New York State Urban Development Corp.
Refunding Revenue Bonds
State Personal Income Tax
Series 2020
03/15/2050	5.000%	5,600,000	5,706,935
Total Municipal Bonds (Cost $10,962,477)			10,387,852

Residential Mortgage-Backed Securities - Agency 32.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(g)
06/01/2043	4.000%	1,261,941	1,187,635
Federal Home Loan Mortgage Corp.
08/01/2052	4.000%	14,884,665	13,632,406
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	2.464%	2,122,632	214,104
Federal Home Loan Mortgage Corp.(d)
CMO Series 5162 Class IA
11/25/2051	3.000%	8,674,650	1,386,021
Federal National Mortgage Association
08/01/2029- 09/01/2045	3.000%	1,837,063	1,712,206
05/01/2043- 05/01/2052	3.500%	12,248,518	10,852,548
02/01/2048- 08/01/2052	4.000%	30,335,309	27,792,399
Federal National Mortgage Association(g)
07/01/2038	6.000%	592,737	612,132
01/01/2040	5.500%	709,465	727,504
08/01/2040	4.500%	1,123,034	1,071,785
10/01/2042	3.000%	1,563,154	1,370,990
07/01/2045- 02/01/2046	3.500%	1,914,032	1,722,735
11/01/2045	4.000%	582,951	538,210
Federal National Mortgage Association(b),(d)
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	2.414%	736,335	73,190
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	2.414%	1,871,729	182,401

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-93 Class SL
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2046	3.064%	2,730,850	186,086
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	2.564%	902,123	100,301
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	2.514%	764,073	79,808
CMO Series 2017-54 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	2.564%	1,520,146	190,867
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	2.614%	1,057,009	113,515
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	2.564%	1,323,776	140,540
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	2.464%	3,183,128	325,025
CMO Series 2019-60 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	2.464%	1,203,842	122,910
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	2.464%	1,877,646	239,881
Federal National Mortgage Association(d)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	11,817,587	1,910,741
Freddie Mac REMICS(d)
CMO Series 5152 Class XI
11/25/2050	2.500%	15,591,986	2,192,656
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b)
1-year CMT + 1.500% Cap 10.000% 04/20/2028	2.875%	1,175	1,145
Government National Mortgage Association(g)
04/20/2048	4.500%	769,367	740,947
Government National Mortgage Association(b),(d)
CMO Series 2017-112 Class SJ
-1.0 x 1-month USD LIBOR + 5.660% Cap 5.660% 07/20/2047	2.171%	2,715,571	176,551
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	2.711%	906,872	83,829
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	2.711%	1,158,900	121,063
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	2.711%	485,932	43,801
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	2.661%	689,832	62,283
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	2.711%	684,092	66,132
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	2.711%	854,375	82,983
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	2.761%	1,076,884	84,983
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	2.711%	872,971	82,282

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	2.711%	1,632,020	168,484
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	2.661%	1,413,818	134,946
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	2.711%	894,471	73,822
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	2.711%	966,644	87,555
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	2.511%	1,346,614	125,127
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	2.661%	972,608	91,390
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	2.661%	1,018,991	94,901
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	2.561%	1,016,644	96,676
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	2.661%	974,886	88,408
CMO Series 2019-90 Class SD
-1.0 x 1-month USD LIBOR + 6.150% 07/20/2049	2.661%	2,372,877	237,333
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	2.611%	5,715,749	578,393
CMO Series 2020-188 Class SA
1-month USD LIBOR + 6.300% Cap 6.300% 12/20/2050	2.811%	12,423,333	1,509,083
CMO Series 2020-21 Class VS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2050	2.561%	753,534	79,554
CMO Series 2020-62 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	2.661%	1,369,235	128,739
Government National Mortgage Association(d)
CMO Series 2020-164 Class CI
11/20/2050	3.000%	7,844,992	1,208,852
CMO Series 2020-175 Class KI
11/20/2050	2.500%	21,513,236	3,035,068
CMO Series 2020-191 Class UG
12/20/2050	3.500%	8,051,936	1,363,811
CMO Series 2021-119 Class QI
07/20/2051	3.000%	8,544,582	1,283,383
CMO Series 2021-139 Class IC
08/20/2051	3.000%	20,494,350	3,185,088
CMO Series 2021-16 Class KI
01/20/2051	2.500%	10,106,272	1,462,461
CMO Series 2021-9 Class MI
01/20/2051	2.500%	9,706,323	1,294,915
Government National Mortgage Association TBA(h)
11/21/2052	4.000%	18,000,000	16,585,031
Uniform Mortgage-Backed Security TBA(h)
11/16/2037- 11/14/2052	3.000%	61,478,000	52,408,582
11/16/2037- 11/14/2052	3.500%	29,000,000	25,728,569
11/14/2052	4.000%	22,000,000	19,995,593
11/14/2052	4.500%	43,580,000	40,876,678
11/14/2052	5.000%	42,000,000	40,498,828
Total Residential Mortgage-Backed Securities - Agency (Cost $296,310,047)			282,645,865

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 30.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
510 Asset Backed Trust(a),(c)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	3,422,852	3,159,267
American Mortgage Trust(c),(i),(j)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	54	33
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-1 Class M1
12/25/2059	3.161%	3,000,000	2,564,187
CMO Series 2020-3 Class A1
04/25/2065	1.691%	2,428,788	2,185,290
CMO Series 2021-5 Class A2
07/25/2066	1.208%	4,836,573	3,723,280
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	960,000	930,309
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	187,172	164,948
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-1A Class M2
1-month USD LIBOR + 2.900% 04/25/2028	6.486%	2,683,477	2,674,018
CMO Series 2019-2A Class M1C
1-month USD LIBOR + 2.000% Floor 2.000% 04/25/2029	5.586%	4,052,825	4,010,095
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	5.186%	667,122	665,571
CMO Series 2019-3A Class M1C
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	5.536%	3,500,000	3,458,888
CMO Series 2021-2A Class M1A
30-day Average SOFR + 1.200% Floor 1.200% 06/25/2031	3.481%	2,935,544	2,904,133
CMO Series 2021-2A Class M1B
30-day Average SOFR + 1.500% Floor 1.500% 06/25/2031	3.781%	2,000,000	1,906,516
CMO Series 2022-1 Class M1A
30-day Average SOFR + 1.750% Floor 1.750% 01/26/2032	4.775%	4,900,000	4,865,152
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class M1
05/25/2060	3.181%	2,500,000	2,188,063
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-RPL2 Class A1
05/25/2059	2.000%	1,997,914	1,791,536
Bunker Hill Loan Depositary Trust(a),(c)
CMO Series 2019-3 Class A2
11/25/2059	2.981%	983,994	929,528
CMO Series 2019-3 Class A3
11/25/2059	3.135%	1,433,820	1,348,004
CMO Series 2020-1 Class A1
02/25/2055	1.724%	3,358,469	3,182,655
BVRT Financing Trust(a),(b),(j)
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	3.608%	4,049,089	4,049,089
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	6,000,000	6,000,000
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	4,985,899	4,434,597
CMO Series 2022-2 Class A1
03/25/2067	3.757%	4,203,633	3,800,376
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.076% 09/25/2058	4.204%	674,591	659,842
COLT Mortgage Loan Trust(a),(c)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	350,000	322,219
CMO Series 2021-3 Class A1
09/27/2066	0.956%	3,022,281	2,223,416
CMO Series 2021-5 Class A2
11/26/2066	2.606%	4,270,000	2,715,765
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R01 Class 1M2
30-day Average SOFR + 1.900% 12/25/2041	4.897%	2,650,000	2,405,514
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	6.097%	4,000,000	3,740,815
Credit Suisse Mortgage Capital Certificates(a),(c)
CMO Series 2020-SPT1 Class A1
04/25/2065	1.616%	310,545	299,534
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-RPL2 Class A1A
01/25/2060	1.115%	3,486,840	2,648,674

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSMC Trust(a),(c)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.451%	906,237	887,160
CMO Series 2020-RPL6 Class A1
03/25/2059	2.688%	9,359,380	8,903,602
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	2,668,949	2,560,960
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2021-1 Class A2
05/25/2065	0.973%	705,225	636,544
Eagle Re Ltd.(a),(b)
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	5.286%	275,303	273,170
Subordinated CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	5.036%	2,862,259	2,818,783
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2020-1 Class A3
05/25/2065	3.999%	550,000	476,575
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA4 Class M2
1-month USD LIBOR + 3.750% Floor 3.750% 08/25/2050	7.336%	241	240
CMO Series 2021-DNA3 Class M1
30-day Average SOFR + 0.750% 10/25/2033	3.747%	3,851,546	3,795,446
CMO Series 2022-DNA1 Class M1B
30-day Average SOFR + 1.850% 01/25/2042	4.847%	3,000,000	2,693,359
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	5.147%	2,665,456	2,637,824
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(c)
CMO Series 2022-DNA2 Class M1B
02/25/2042	5.397%	3,800,000	3,496,309
FWD Securitization Trust(a),(c)
CMO Series 2020-INV1 Class M1
01/25/2050	2.850%	3,500,000	2,646,608
GCAT LLC(a),(c)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	2,997,594	2,827,370
GCAT Trust(a),(c)
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	3,173,584	2,948,486
CMO Series 2022-NQM2 Class A3
02/25/2067	4.210%	4,896,217	4,266,914
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage-Backed Securities Corp. Trust(a),(c)
CMO Series 2021-NQM1 Class A1
07/25/2061	1.017%	2,578,842	2,083,809
Home Re Ltd.(a),(b)
Subordinated CMO Series 2022-1 Class M1A
30-day Average SOFR + 2.850% 10/25/2034	5.847%	2,700,000	2,688,560
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	1,857,955	1,378,701
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	2,182,335	2,017,080
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	3,025,702	2,595,697
Loan Revolving Advance Investment Trust(a),(b),(i),(j)
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	6.089%	1,777,968	1,757,521
MFA Trust(a),(c)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	3,500,000	3,312,692
CMO Series 2020-NQM3 Class A1
01/26/2065	1.014%	5,389,034	4,650,360
CMO Series 2020-NQM3 Class A2
01/26/2065	1.324%	2,155,617	1,864,502
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	1,616,713	1,401,885
CMO Series 2021-INV2 Class A3
11/25/2056	2.264%	2,593,883	2,052,873
MFRA Trust(a),(c)
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	400,288	342,422
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	624,049	532,064
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2018-1A Class A1A
12/25/2057	4.000%	6,870,586	6,439,081
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	3,749,733	3,414,062
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	5.136%	413,106	411,659

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2022	15

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	5.536%	1,369,428	1,345,967
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1A
30-day Average SOFR + 1.650% Floor 1.650% 10/25/2033	4.647%	2,706,339	2,692,830
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	6.346%	435,599	419,322
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-FT1 Class A
1-month USD LIBOR + 2.350% 04/25/2023	5.936%	2,500,000	2,377,898
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	6.436%	10,700,000	10,559,117
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	6.236%	3,950,000	3,869,604
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2020-6 Class A1
11/25/2025	2.363%	8,464,646	7,751,512
CMO Series 2021-1 Class A1
01/25/2026	2.115%	5,796,407	5,337,939
CMO Series 2021-2 Class A1
03/25/2026	2.115%	2,333,913	2,137,614
CMO Series 2021-3 Class A1
04/25/2026	1.867%	2,188,973	1,904,076
CMO Series 2021-8 Class A1
09/25/2026	1.743%	1,524,689	1,399,863
Pretium Mortgage Credit Partners(a),(c)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	4,171,431	3,726,380
PRKCM Trust(a),(c)
CMO Series 2021-AFC1 Class A3
08/25/2056	2.069%	5,711,526	4,449,161
PRPM LLC(a),(c)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	4,182,478	3,716,964
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	5.336%	263,428	262,805
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 01/25/2030	4.536%	1,229,066	1,211,973
Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	33,381	32,256
Stanwich Mortgage Loan Co. LLC(a),(c)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	2,662,733	2,432,027
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	3,305,327	3,118,224
CMO Series 2020-2 Class A3
04/25/2060	3.000%	8,250,000	7,830,435
CMO Series 2020-3 Class A3
04/25/2065	2.591%	5,000,000	3,751,440
CMO Series 2020-3 Class M1
04/25/2065	3.544%	2,800,000	2,616,876
CMO Series 2020-INV1 Class A2
11/25/2055	1.439%	4,300,955	3,843,646
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	1,627,947	1,446,203
CMO Series 2021-3 Class A1
06/25/2056	1.127%	906,783	725,236
Stonnington Mortgage Trust(a),(c),(i),(j)
CMO Series 2020-1 Class A
07/28/2024	3.500%	1,343,113	1,343,113
Towd Point Mortgage Trust(a),(c)
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	10,000,000	7,356,718
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M1A
1-month USD LIBOR + 2.050% Floor 2.050% 10/25/2033	5.636%	1,713,044	1,711,015
TRK Trust(a),(c)
CMO Series 2021-INV2 Class A1
11/25/2056	1.966%	6,216,425	4,962,579
Vendee Mortgage Trust(c),(d)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	524,864	0
CMO Series 1998-3 Class IO
03/15/2029	0.000%	633,576	1

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(c)
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	366,825	346,063
CMO Series 2020-1 Class A3
01/25/2060	2.724%	943,254	869,680
CMO Series 2020-4 Class A3
05/25/2065	2.321%	1,598,923	1,448,232
CMO Series 2021-4 Class A2
07/25/2066	1.247%	4,414,358	3,182,012
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class A2
03/25/2060	3.035%	4,000,000	3,741,301
CMO Series 2020-INV1 Class A3
03/25/2060	3.889%	2,800,000	2,614,115
Visio Trust(a)
CMO Series 2020-1R Class A3
11/25/2055	1.873%	1,611,148	1,463,583
CMO Series 2021-1R Class A1
05/25/2056	1.280%	2,674,595	2,401,255
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $295,406,064)			265,162,667
Options Purchased Calls 0.0%
Value ($)
(Cost $742,100)	95,456

Money Market Funds 6.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.246%(k),(l)	57,374,131	57,351,181
Total Money Market Funds (Cost $57,342,145)		57,351,181
Total Investments in Securities (Cost: $1,165,304,381)		1,057,990,148
Other Assets & Liabilities, Net		(192,804,031)
Net Assets		865,186,117

At October 31, 2022, securities and/or cash totaling $10,073,716 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	1,756	12/2022	USD	194,202,625	—	(11,770,906)
U.S. Treasury 5-Year Note	8	12/2022	USD	852,750	—	(33,121)
U.S. Ultra Treasury Bond	283	12/2022	USD	36,126,719	—	(6,216,390)
Total					—	(18,020,417)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	36,200,000	36,200,000	2.25	05/26/2023	742,100	95,456
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2022, the total value of these securities amounted to $595,467,314, which represents 68.83% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of October 31, 2022.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2022.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Non-income producing investment.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2022	17

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2022.
(g)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(h)	Represents a security purchased on a when-issued basis.
(i)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2022, the total value of these securities amounted to $3,100,667, which represents 0.36% of total net assets.
(j)	Valuation based on significant unobservable inputs.
(k)	The rate shown is the seven-day current annualized yield at October 31, 2022.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.246%
	48,458,332	240,680,085	(231,791,084)	3,848	57,351,181	(652)	436,892	57,374,131
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Fair value measurements  (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	150,534,898	—	150,534,898
Commercial Mortgage-Backed Securities - Agency	—	5,127,801	—	5,127,801
Commercial Mortgage-Backed Securities - Non-Agency	—	162,784,332	—	162,784,332
Common Stocks
Consumer Staples	—	18	—	18
Financials	1,342	—	—	1,342
Total Common Stocks	1,342	18	—	1,360
Corporate Bonds & Notes	—	123,898,736	—	123,898,736
Municipal Bonds	—	10,387,852	—	10,387,852
Residential Mortgage-Backed Securities - Agency	—	282,645,865	—	282,645,865
Residential Mortgage-Backed Securities - Non-Agency	—	252,012,911	13,149,756	265,162,667
Options Purchased Calls	—	95,456	—	95,456
Money Market Funds	57,351,181	—	—	57,351,181
Total Investments in Securities	57,352,523	987,487,869	13,149,756	1,057,990,148
Investments in Derivatives
Liability
Futures Contracts	(18,020,417)	—	—	(18,020,417)
Total	39,332,106	987,487,869	13,149,756	1,039,969,731
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 04/30/2022 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 10/31/2022 ($)
Asset-Backed Securities — Non-Agency	6,544,011	—	(39,757)	(1,680)	—	(1,154,915)	—	(5,347,659)	—
Commercial Mortgage-Backed Securities — Non-Agency	5,960,625	—	—	—	—	—	—	(5,960,625)	—
Residential Mortgage-Backed Securities — Non-Agency	18,622,673	1	—	(15,827)	(5,457,091)	—	—	—	13,149,756
Total	31,127,309	1	(39,757)	(17,507)	(5,457,091)	(1,154,915)	—	(11,308,284)	13,149,756
(a) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2022 was $(20,448), which is comprised of Residential Mortgage-Backed Securities — Non-Agency.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2022	19

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) valuation measurement.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Bond Fund | Semiannual Report 2022

Statement of Assets and Liabilities
October 31, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,107,220,136)	$1,000,543,511
Affiliated issuers (cost $57,342,145)	57,351,181
Options purchased (cost $742,100)	95,456
Cash collateral held at broker for:
TBA	3,088,151
Receivable for:
Investments sold	2,450,527
Capital shares sold	2,950,405
Dividends	106,165
Interest	3,548,361
Foreign tax reclaims	11,164
Expense reimbursement due from Investment Manager	9,674
Prepaid expenses	12,145
Trustees’ deferred compensation plan	191,825
Other assets	14,912
Total assets	1,070,373,477
Liabilities
Due to custodian	97,225
Payable for:
Investments purchased on a delayed delivery basis	200,043,461
Capital shares purchased	559,353
Distributions to shareholders	2,949,944
Variation margin for futures contracts	1,193,187
Management services fees	35,492
Distribution and/or service fees	1,853
Transfer agent fees	16,415
Compensation of board members	63,189
Compensation of chief compliance officer	90
Other expenses	35,326
Trustees’ deferred compensation plan	191,825
Total liabilities	205,187,360
Net assets applicable to outstanding capital stock	$865,186,117
Represented by
Paid in capital	1,094,950,999
Total distributable earnings (loss)	(229,764,882)
Total - representing net assets applicable to outstanding capital stock	$865,186,117
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2022	21

Statement of Assets and Liabilities  (continued)
October 31, 2022 (Unaudited)
Class A
Net assets	$71,265,412
Shares outstanding	2,537,248
Net asset value per share	$28.09
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$29.49
Advisor Class
Net assets	$1,884,180
Shares outstanding	67,172
Net asset value per share	$28.05
Class C
Net assets	$3,690,089
Shares outstanding	131,568
Net asset value per share	$28.05
Institutional Class
Net assets	$58,388,598
Shares outstanding	2,079,050
Net asset value per share	$28.08
Institutional 2 Class
Net assets	$10,009,509
Shares outstanding	357,376
Net asset value per share	$28.01
Institutional 3 Class
Net assets	$714,284,025
Shares outstanding	25,377,804
Net asset value per share	$28.15
Class R
Net assets	$287,238
Shares outstanding	10,228
Net asset value per share	$28.08
Class V
Net assets	$5,377,066
Shares outstanding	191,814
Net asset value per share	$28.03
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$29.43
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Bond Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended October 31, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$24
Dividends — affiliated issuers	436,892
Interest	15,918,929
Interfund lending	277
Total income	16,356,122
Expenses:
Management services fees	2,407,783
Distribution and/or service fees
Class A	99,147
Class C	21,673
Class R	776
Class V	4,479
Transfer agent fees
Class A	51,170
Advisor Class	2,077
Class C	2,792
Institutional Class	42,865
Institutional 2 Class	3,220
Institutional 3 Class	23,885
Class R	200
Class V	3,852
Compensation of board members	1,191
Custodian fees	15,511
Printing and postage fees	13,778
Registration fees	71,211
Audit fees	20,397
Legal fees	11,743
Interest on collateral	16,290
Compensation of chief compliance officer	90
Other	12,750
Total expenses	2,826,880
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(625,193)
Fees waived by transfer agent
Institutional 2 Class	(376)
Institutional 3 Class	(23,884)
Expense reduction	(826)
Total net expenses	2,176,601
Net investment income	14,179,521
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(28,395,361)
Investments — affiliated issuers	(652)
Futures contracts	(31,833,168)
Options purchased	4,921,873
Options contracts written	(7,610,230)
Net realized loss	(62,917,538)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(44,630,471)
Investments — affiliated issuers	3,848
Futures contracts	2,723,617
Options purchased	(7,025,242)
Options contracts written	8,126,711
Net change in unrealized appreciation (depreciation)	(40,801,537)
Net realized and unrealized loss	(103,719,075)
Net decrease in net assets resulting from operations	$(89,539,554)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2022	23

Statement of Changes in Net Assets
	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
Operations
Net investment income	$14,179,521	$20,201,870
Net realized loss	(62,917,538)	(35,518,353)
Net change in unrealized appreciation (depreciation)	(40,801,537)	(97,265,103)
Net decrease in net assets resulting from operations	(89,539,554)	(112,581,586)
Distributions to shareholders
Net investment income and net realized gains
Class A	(976,654)	(1,343,503)
Advisor Class	(42,856)	(51,463)
Class C	(36,390)	(42,853)
Institutional Class	(890,855)	(1,380,038)
Institutional 2 Class	(157,412)	(239,345)
Institutional 3 Class	(11,247,955)	(16,563,854)
Class R	(3,411)	(9,374)
Class V	(76,402)	(107,146)
Total distributions to shareholders	(13,431,935)	(19,737,576)
Increase (decrease) in net assets from capital stock activity	(52,981,084)	19,410,835
Total decrease in net assets	(155,952,573)	(112,908,327)
Net assets at beginning of period	1,021,138,690	1,134,047,017
Net assets at end of period	$865,186,117	$1,021,138,690
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Bond Fund | Semiannual Report 2022

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2022 (Unaudited)		April 30, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	219,566	6,685,497	514,592	18,041,620
Distributions reinvested	28,136	839,143	33,550	1,162,376
Redemptions	(300,557)	(9,079,982)	(775,565)	(26,774,023)
Net decrease	(52,855)	(1,555,342)	(227,423)	(7,570,027)
Advisor Class
Subscriptions	1,329	39,943	99,979	3,516,270
Distributions reinvested	1,429	42,737	1,494	51,300
Redemptions	(46,475)	(1,344,076)	(50,685)	(1,764,363)
Net increase (decrease)	(43,717)	(1,261,396)	50,788	1,803,207
Class C
Subscriptions	6,300	188,883	40,771	1,428,310
Distributions reinvested	1,130	33,532	1,149	39,800
Redemptions	(33,012)	(1,012,921)	(102,150)	(3,537,125)
Net decrease	(25,582)	(790,506)	(60,230)	(2,069,015)
Institutional Class
Subscriptions	270,930	8,226,076	874,794	30,582,605
Distributions reinvested	26,632	795,516	35,702	1,234,732
Redemptions	(650,211)	(19,829,165)	(755,624)	(26,037,919)
Net increase (decrease)	(352,649)	(10,807,573)	154,872	5,779,418
Institutional 2 Class
Subscriptions	40,994	1,253,889	255,038	8,966,455
Distributions reinvested	5,282	157,412	6,934	239,285
Redemptions	(74,715)	(2,271,251)	(161,269)	(5,513,463)
Net increase (decrease)	(28,439)	(859,950)	100,703	3,692,277
Institutional 3 Class
Subscriptions	360,025	10,863,397	3,064,643	107,828,340
Distributions reinvested	233,014	6,978,169	295,435	10,247,690
Redemptions	(1,812,039)	(55,296,033)	(2,860,357)	(98,964,763)
Net increase (decrease)	(1,219,000)	(37,454,467)	499,721	19,111,267
Class R
Subscriptions	1,314	40,018	4,102	144,331
Distributions reinvested	113	3,355	260	9,131
Redemptions	(2,108)	(63,846)	(25,317)	(889,864)
Net decrease	(681)	(20,473)	(20,955)	(736,402)
Class V
Subscriptions	229	6,853	585	20,248
Distributions reinvested	1,807	53,835	2,229	77,103
Redemptions	(9,591)	(292,065)	(19,809)	(697,241)
Net decrease	(7,555)	(231,377)	(16,995)	(599,890)
Total net increase (decrease)	(1,730,478)	(52,981,084)	480,481	19,410,835
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2022	25

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A(c)
Six Months Ended 10/31/2022 (Unaudited)	$31.39	0.40	(3.32)	(2.92)	(0.38)	—	(0.38)
Year Ended 4/30/2022	$35.38	0.50	(4.00)	(3.50)	(0.49)	—	(0.49)
Year Ended 4/30/2021	$34.88	0.69	1.39	2.08	(0.72)	(0.86)	(1.58)
Year Ended 4/30/2020	$33.84	0.88	1.48	2.36	(0.88)	(0.44)	(1.32)
Year Ended 4/30/2019	$33.13	0.92	0.67	1.59	(0.88)	—	(0.88)
Year Ended 4/30/2018	$33.87	0.64	(0.74)	(0.10)	(0.60)	(0.04)	(0.64)
Advisor Class(c)
Six Months Ended 10/31/2022 (Unaudited)	$31.34	0.44	(3.31)	(2.87)	(0.42)	—	(0.42)
Year Ended 4/30/2022	$35.33	0.58	(4.00)	(3.42)	(0.57)	—	(0.57)
Year Ended 4/30/2021	$34.83	0.79	1.38	2.17	(0.81)	(0.86)	(1.67)
Year Ended 4/30/2020	$33.80	0.96	1.47	2.43	(0.96)	(0.44)	(1.40)
Year Ended 4/30/2019	$33.09	1.00	0.71	1.71	(1.00)	—	(1.00)
Year Ended 4/30/2018	$33.85	0.72	(0.72)	0.00(g)	(0.72)	(0.04)	(0.76)
Class C(c)
Six Months Ended 10/31/2022 (Unaudited)	$31.34	0.28	(3.31)	(3.03)	(0.26)	—	(0.26)
Year Ended 4/30/2022	$35.33	0.24	(4.01)	(3.77)	(0.22)	—	(0.22)
Year Ended 4/30/2021	$34.83	0.43	1.38	1.81	(0.45)	(0.86)	(1.31)
Year Ended 4/30/2020	$33.79	0.60	1.52	2.12	(0.64)	(0.44)	(1.08)
Year Ended 4/30/2019	$33.08	0.64	0.71	1.35	(0.64)	—	(0.64)
Year Ended 4/30/2018	$33.84	0.36	(0.72)	(0.36)	(0.36)	(0.04)	(0.40)
Institutional Class(c)
Six Months Ended 10/31/2022 (Unaudited)	$31.38	0.44	(3.32)	(2.88)	(0.42)	—	(0.42)
Year Ended 4/30/2022	$35.37	0.59	(4.01)	(3.42)	(0.57)	—	(0.57)
Year Ended 4/30/2021	$34.88	0.78	1.38	2.16	(0.81)	(0.86)	(1.67)
Year Ended 4/30/2020	$33.83	0.96	1.49	2.45	(0.96)	(0.44)	(1.40)
Year Ended 4/30/2019	$33.13	1.00	0.70	1.70	(1.00)	—	(1.00)
Year Ended 4/30/2018	$33.87	0.60	(0.58)	0.02	(0.72)	(0.04)	(0.76)
Institutional 2 Class(c)
Six Months Ended 10/31/2022 (Unaudited)	$31.30	0.45	(3.31)	(2.86)	(0.43)	—	(0.43)
Year Ended 4/30/2022	$35.28	0.61	(3.99)	(3.38)	(0.60)	—	(0.60)
Year Ended 4/30/2021	$34.78	0.80	1.39	2.19	(0.83)	(0.86)	(1.69)
Year Ended 4/30/2020	$33.74	1.00	1.48	2.48	(1.00)	(0.44)	(1.44)
Year Ended 4/30/2019	$33.02	1.04	0.68	1.72	(1.00)	—	(1.00)
Year Ended 4/30/2018	$33.78	0.76	(0.76)	0.00(g)	(0.72)	(0.04)	(0.76)
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A(c)
Six Months Ended 10/31/2022 (Unaudited)	$28.09	(9.37%)	0.91%(d),(e)	0.77%(d),(e),(f)	2.61%(d)	125%	$71,265
Year Ended 4/30/2022	$31.39	(10.02%)	0.90%(e)	0.77%(e),(f)	1.44%	224%	$81,291
Year Ended 4/30/2021	$35.38	5.96%	0.91%(e)	0.77%(e),(f)	1.92%	227%	$99,681
Year Ended 4/30/2020	$34.88	7.05%	0.97%	0.80%(f)	2.50%	229%	$75,375
Year Ended 4/30/2019	$33.84	4.98%	1.01%	0.83%(f)	2.73%	236%	$49,696
Year Ended 4/30/2018	$33.13	(0.33%)	1.00%	0.86%(f)	1.84%	257%	$50,845
Advisor Class(c)
Six Months Ended 10/31/2022 (Unaudited)	$28.05	(9.24%)	0.66%(d),(e)	0.52%(d),(e),(f)	2.84%(d)	125%	$1,884
Year Ended 4/30/2022	$31.34	(9.81%)	0.65%(e)	0.52%(e),(f)	1.70%	224%	$3,475
Year Ended 4/30/2021	$35.33	6.20%	0.66%(e)	0.52%(e),(f)	2.19%	227%	$2,123
Year Ended 4/30/2020	$34.83	7.32%	0.71%	0.55%(f)	2.74%	229%	$1,676
Year Ended 4/30/2019	$33.80	5.24%	0.76%	0.58%(f)	3.03%	236%	$738
Year Ended 4/30/2018	$33.09	(0.08%)	0.75%	0.61%(f)	2.09%	257%	$497
Class C(c)
Six Months Ended 10/31/2022 (Unaudited)	$28.05	(9.69%)	1.66%(d),(e)	1.52%(d),(e),(f)	1.84%(d)	125%	$3,690
Year Ended 4/30/2022	$31.34	(10.71%)	1.65%(e)	1.52%(e),(f)	0.69%	224%	$4,925
Year Ended 4/30/2021	$35.33	5.15%	1.66%(e)	1.52%(e),(f)	1.19%	227%	$7,680
Year Ended 4/30/2020	$34.83	6.26%	1.72%	1.55%(f)	1.74%	229%	$8,519
Year Ended 4/30/2019	$33.79	4.20%	1.76%	1.59%(f)	1.96%	236%	$4,058
Year Ended 4/30/2018	$33.08	(1.08%)	1.75%	1.61%(f)	1.04%	257%	$6,001
Institutional Class(c)
Six Months Ended 10/31/2022 (Unaudited)	$28.08	(9.26%)	0.66%(d),(e)	0.52%(d),(e),(f)	2.85%(d)	125%	$58,389
Year Ended 4/30/2022	$31.38	(9.80%)	0.65%(e)	0.52%(e),(f)	1.69%	224%	$76,311
Year Ended 4/30/2021	$35.37	6.19%	0.66%(e)	0.52%(e),(f)	2.18%	227%	$80,542
Year Ended 4/30/2020	$34.88	7.32%	0.72%	0.55%(f)	2.76%	229%	$68,640
Year Ended 4/30/2019	$33.83	5.24%	0.76%	0.58%(f)	2.97%	236%	$51,185
Year Ended 4/30/2018	$33.13	(0.08%)	0.74%	0.61%(f)	1.74%	257%	$56,556
Institutional 2 Class(c)
Six Months Ended 10/31/2022 (Unaudited)	$28.01	(9.22%)	0.59%(d),(e)	0.45%(d),(e)	2.92%(d)	125%	$10,010
Year Ended 4/30/2022	$31.30	(9.74%)	0.58%(e)	0.45%(e)	1.76%	224%	$12,075
Year Ended 4/30/2021	$35.28	6.24%	0.60%(e)	0.45%(e)	2.23%	227%	$10,058
Year Ended 4/30/2020	$34.78	7.55%	0.62%	0.46%	2.83%	229%	$6,038
Year Ended 4/30/2019	$33.74	5.24%	0.64%	0.47%	3.20%	236%	$3,687
Year Ended 4/30/2018	$33.02	0.13%	0.64%	0.51%	2.20%	257%	$864
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2022	27

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class(c)
Six Months Ended 10/31/2022 (Unaudited)	$31.45	0.46	(3.32)	(2.86)	(0.44)	—	(0.44)
Year Ended 4/30/2022	$35.45	0.63	(4.01)	(3.38)	(0.62)	—	(0.62)
Year Ended 4/30/2021	$34.95	0.79	1.42	2.21	(0.85)	(0.86)	(1.71)
Year Ended 4/30/2020	$33.90	1.00	1.53	2.53	(1.04)	(0.44)	(1.48)
Year Ended 4/30/2019	$33.19	1.04	0.71	1.75	(1.04)	—	(1.04)
Year Ended 4/30/2018	$33.93	0.84	(0.78)	0.06	(0.76)	(0.04)	(0.80)
Class R(c)
Six Months Ended 10/31/2022 (Unaudited)	$31.38	0.36	(3.32)	(2.96)	(0.34)	—	(0.34)
Year Ended 4/30/2022	$35.38	0.41	(4.01)	(3.60)	(0.40)	—	(0.40)
Year Ended 4/30/2021	$34.88	0.61	1.38	1.99	(0.63)	(0.86)	(1.49)
Year Ended 4/30/2020	$33.83	0.80	1.49	2.29	(0.80)	(0.44)	(1.24)
Year Ended 4/30/2019	$33.12	0.84	0.67	1.51	(0.80)	—	(0.80)
Year Ended 4/30/2018	$33.88	0.52	(0.72)	(0.20)	(0.52)	(0.04)	(0.56)
Class V(c)
Six Months Ended 10/31/2022 (Unaudited)	$31.33	0.42	(3.33)	(2.91)	(0.39)	—	(0.39)
Year Ended 4/30/2022	$35.31	0.53	(3.99)	(3.46)	(0.52)	—	(0.52)
Year Ended 4/30/2021	$34.82	0.73	1.37	2.10	(0.75)	(0.86)	(1.61)
Year Ended 4/30/2020	$33.78	0.92	1.48	2.40	(0.92)	(0.44)	(1.36)
Year Ended 4/30/2019	$33.07	0.92	0.71	1.63	(0.92)	—	(0.92)
Year Ended 4/30/2018	$33.82	0.64	(0.71)	(0.07)	(0.64)	(0.04)	(0.68)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(d)	Annualized.
(e)	Ratios include interest on collateral expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class(c)
Six Months Ended 10/31/2022 (Unaudited)	$28.15	(9.18%)	0.54%(d),(e)	0.40%(d),(e)	2.98%(d)	125%	$714,284
Year Ended 4/30/2022	$31.45	(9.70%)	0.53%(e)	0.40%(e)	1.81%	224%	$836,474
Year Ended 4/30/2021	$35.45	6.31%	0.55%(e)	0.40%(e)	2.22%	227%	$925,195
Year Ended 4/30/2020	$34.95	7.47%	0.57%	0.40%	2.91%	229%	$265,665
Year Ended 4/30/2019	$33.90	5.41%	0.58%	0.42%	3.14%	236%	$257,417
Year Ended 4/30/2018	$33.19	0.19%	0.59%	0.46%	2.46%	257%	$284,876
Class R(c)
Six Months Ended 10/31/2022 (Unaudited)	$28.08	(9.48%)	1.16%(d),(e)	1.02%(d),(e),(f)	2.36%(d)	125%	$287
Year Ended 4/30/2022	$31.38	(10.28%)	1.14%(e)	1.02%(e),(f)	1.18%	224%	$342
Year Ended 4/30/2021	$35.38	5.70%	1.16%(e)	1.02%(e),(f)	1.69%	227%	$1,127
Year Ended 4/30/2020	$34.88	6.79%	1.22%	1.05%(f)	2.26%	229%	$1,225
Year Ended 4/30/2019	$33.83	4.71%	1.26%	1.08%(f)	2.51%	236%	$680
Year Ended 4/30/2018	$33.12	(0.58%)	1.25%	1.11%(f)	1.54%	257%	$550
Class V(c)
Six Months Ended 10/31/2022 (Unaudited)	$28.03	(9.34%)	0.81%(d),(e)	0.67%(d),(e),(f)	2.71%(d)	125%	$5,377
Year Ended 4/30/2022	$31.33	(9.93%)	0.80%(e)	0.67%(e),(f)	1.54%	224%	$6,246
Year Ended 4/30/2021	$35.31	6.10%	0.81%(e)	0.67%(e),(f)	2.04%	227%	$7,640
Year Ended 4/30/2020	$34.82	7.17%	0.87%	0.70%(f)	2.62%	229%	$8,145
Year Ended 4/30/2019	$33.78	4.96%	0.91%	0.73%(f)	2.83%	236%	$8,242
Year Ended 4/30/2018	$33.07	(0.23%)	0.90%	0.76%(f)	1.92%	257%	$8,934
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2022	29

Notes to Financial Statements
October 31, 2022 (Unaudited)
Note 1. Organization
Columbia Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may
30	Columbia Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
Columbia Bond Fund | Semiannual Report 2022	31

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
32	Columbia Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Bond Fund | Semiannual Report 2022	33

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2022:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Investments, at value — Options purchased	95,456

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	18,020,417*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Total ($)
Interest rate risk	(31,833,168)	(7,610,230)	4,921,873	(34,521,525)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Total ($)
Interest rate risk	2,723,617	8,126,711	(7,025,242)	3,825,086
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	294,631,907
Futures contracts — short	29,114,001

Derivative instrument	Average value ($)
Options contracts — purchased	494,326*
Options contracts — written	(1,953,861)**

*	Based on the ending quarterly outstanding amounts for the six months ended October 31, 2022.
**	Based on the ending daily outstanding amounts for the six months ended October 31, 2022.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
34	Columbia Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Columbia Bond Fund | Semiannual Report 2022	35

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2022:
Citi ($)
Assets
Options purchased calls	95,456
Total financial and derivative net assets	95,456
Total collateral received (pledged) (a)	95,456
Net amount (b)	-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
36	Columbia Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (ETFs); Fee Information in Investment Company Advertisements. The rule and form amendments will require mutual funds and ETFs to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments will become effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
Columbia Bond Fund | Semiannual Report 2022	37

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2022 was 0.50% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective through August 31, 2023, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended October 31, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.13
Class V	0.13
38	Columbia Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2022, these minimum account balance fees reduced total expenses of the Fund by $826.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00(a)	16,451
Class C	—	1.00(b)	567
Class V	4.75	0.50 - 1.00(a)	11

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Bond Fund | Semiannual Report 2022	39

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through August 31, 2023
Class A	0.77%
Advisor Class	0.52
Class C	1.52
Institutional Class	0.52
Institutional 2 Class	0.45
Institutional 3 Class	0.40
Class R	1.02
Class V	0.67
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective through August 31, 2023, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,165,304,000	2,596,000	(127,930,000)	(125,334,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(33,282,749)	(31,574,295)	(64,857,044)
40	Columbia Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,348,503,545 and $1,445,607,048, respectively, for the six months ended October 31, 2022, of which $1,289,060,888 and $1,225,259,007, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended October 31, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	2,800,000	3.57	1
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed.
Columbia Bond Fund | Semiannual Report 2022	41

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended October 31, 2022.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
LIBOR replacement risk
The elimination of London Inter-Bank Offered Rate (LIBOR), among other "inter-bank offered" reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority and the ICE Benchmark Administration have announced that a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. A subset of non-U.S. dollar LIBOR settings is continuing to be published on a “synthetic” basis and it is possible that a subset of U.S. dollar LIBOR settings will also be published after June 30, 2023 on a “synthetic” basis. Any such publications are, or would be considered, non-representative of the underlying market. Markets are slowly developing in response to the elimination of LIBOR. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become more settled. Alternatives to LIBOR have been established or are in development in most major currencies, including the Secured Overnight Financing Rate (SOFR), which the U.S. Federal Reserve is promoting as the alternative reference rate to U.S. dollar LIBOR.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to
42	Columbia Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority,
Columbia Bond Fund | Semiannual Report 2022	43

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At October 31, 2022, one unaffiliated shareholder of record owned 33.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 54.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
44	Columbia Bond Fund | Semiannual Report 2022

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Columbia Bond Fund | Semiannual Report 2022	45

Approval of Management Agreement  (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
46	Columbia Bond Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
Columbia Bond Fund | Semiannual Report 2022	47

Approval of Management Agreement  (continued)
(Unaudited)
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
48	Columbia Bond Fund | Semiannual Report 2022

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Columbia Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR121_04_M01_(12/22)

SemiAnnual Report
October 31, 2022 (Unaudited)
Columbia Small Cap Value Fund I
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Small Cap Value Fund I (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Small Cap Value Fund I  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Jeremy Javidi, CFA
Portfolio Manager
Managed Fund since 2005
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2022 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended October 31, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	07/25/86	-0.80	-8.95	5.02	9.69
	Including sales charges		-6.51	-14.19	3.78	9.04
Advisor Class*		11/08/12	-0.69	-8.74	5.27	9.97
Class C	Excluding sales charges	01/15/96	-1.20	-9.66	4.22	8.86
	Including sales charges		-2.09	-10.37	4.22	8.86
Institutional Class		07/31/95	-0.69	-8.74	5.27	9.96
Institutional 2 Class*		11/08/12	-0.67	-8.66	5.40	10.11
Institutional 3 Class		07/15/09	-0.62	-8.60	5.45	10.16
Class R		09/27/10	-0.96	-9.21	4.74	9.41
Russell 2000 Value Index			-1.35	-10.73	5.31	9.37
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charges for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Small Cap Value Fund I | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at October 31, 2022)
Common Stocks	98.7
Exchange-Traded Equity Funds	0.4
Money Market Funds	0.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at October 31, 2022)
Communication Services	1.6
Consumer Discretionary	12.0
Consumer Staples	2.2
Energy	5.6
Financials	24.6
Health Care	9.3
Industrials	16.7
Information Technology	12.5
Materials	7.9
Real Estate	6.8
Utilities	0.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Small Cap Value Fund I | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2022 — October 31, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	992.00	1,019.06	6.26	6.34	1.24
Advisor Class	1,000.00	1,000.00	993.10	1,020.32	5.00	5.07	0.99
Class C	1,000.00	1,000.00	988.00	1,015.26	10.03	10.16	1.99
Institutional Class	1,000.00	1,000.00	993.10	1,020.32	5.00	5.07	0.99
Institutional 2 Class	1,000.00	1,000.00	993.30	1,020.78	4.55	4.61	0.90
Institutional 3 Class	1,000.00	1,000.00	993.80	1,021.03	4.29	4.35	0.85
Class R	1,000.00	1,000.00	990.40	1,017.79	7.52	7.62	1.49
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Small Cap Value Fund I | Semiannual Report 2022	5

Portfolio of Investments
October 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 1.5%
Entertainment 0.3%
Gaia, Inc.(a),(b)	691,561	1,618,253
Playstudios, Inc.(b)	693,608	3,128,172
Total		4,746,425
Media 1.2%
Criteo SA, ADR(b)	241,530	6,159,015
Innovid Corp.(b)	899,660	3,364,728
Integral Ad Science Holding Corp.(b)	667,540	5,620,687
Total		15,144,430
Total Communication Services		19,890,855
Consumer Discretionary 11.9%
Auto Components 1.6%
Gentherm, Inc.(b)	94,688	5,531,673
Modine Manufacturing Co.(b)	415,993	7,454,595
Visteon Corp.(b)	54,930	7,166,717
Total		20,152,985
Distributors 0.1%
Educational Development Corp.	392,636	981,590
Diversified Consumer Services 0.6%
American Public Education, Inc.(b)	174,984	2,241,545
Stride, Inc.(b)	160,060	5,363,611
Total		7,605,156
Hotels, Restaurants & Leisure 0.3%
PlayAGS, Inc.(b)	646,673	4,345,642
Household Durables 3.7%
Cavco Industries, Inc.(b)	24,707	5,600,336
Century Communities, Inc.	127,830	5,689,713
Ethan Allen Interiors, Inc.	157,093	4,020,010
Hamilton Beach Brands Holding Co.	307,076	3,617,355
Legacy Housing Corp.(b)	239,575	4,446,512
Lifetime Brands, Inc.	259,615	2,223,602
Lovesac Co. (The)(b)	112,413	2,736,132
Meritage Homes Corp.(b)	113,597	8,651,548
Common Stocks (continued)
Issuer	Shares	Value ($)
Tri Pointe Homes, Inc.(b)	390,273	6,537,073
Universal Electronics, Inc.(b)	184,217	3,759,869
Total		47,282,150
Internet & Direct Marketing Retail 0.8%
1-800-Flowers.com, Inc., Class A(b)	344,714	2,512,965
Overstock.com, Inc.(b)	169,320	3,936,690
Redbubble Ltd.(b)	5,220,560	1,714,543
ThredUp, Inc., Class A(b)	1,842,147	2,265,841
Total		10,430,039
Leisure Products 0.6%
Latham Group, Inc.(b)	640,820	2,832,424
Malibu Boats, Inc., Class A(b)	102,122	5,402,254
Total		8,234,678
Multiline Retail 0.2%
Big Lots, Inc.	138,632	2,615,986
Specialty Retail 1.3%
American Eagle Outfitters, Inc.	435,350	4,945,576
Brilliant Earth Group, Inc., Class A(b)	415,090	3,324,871
Urban Outfitters, Inc.(b)	346,290	8,262,479
Total		16,532,926
Textiles, Apparel & Luxury Goods 2.7%
Allbirds, Inc., Class A(b)	1,160,654	3,992,650
Canada Goose Holdings, Inc.(b)	363,840	5,952,422
Culp, Inc.	381,560	1,915,431
Fossil Group, Inc.(b)	1,033,487	4,392,320
Kontoor Brands, Inc.	144,100	5,144,370
Movado Group, Inc.	154,302	5,102,767
Steven Madden Ltd.	273,770	8,177,510
Total		34,677,470
Total Consumer Discretionary		152,858,622
Consumer Staples 2.2%
Beverages 0.5%
Boston Beer Co., Inc. (The), Class A(b)	18,440	6,883,468
Food & Staples Retailing 0.6%
Andersons, Inc. (The)	204,025	7,195,962
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Small Cap Value Fund I | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.5%
Fresh Del Monte Produce, Inc.	237,754	6,200,624
Household Products 0.2%
Oil-Dri Corp of America	93,309	2,755,415
Personal Products 0.4%
Honest Co., Inc. (The)(b)	1,402,736	4,643,056
Total Consumer Staples		27,678,525
Energy 5.5%
Energy Equipment & Services 2.8%
ChampionX Corp.	502,280	14,375,254
Expro Group Holdings NV(b)	399,122	7,555,379
Natural Gas Services Group, Inc.(b)	353,148	4,061,202
Newpark Resources, Inc.(b)	1,559,504	5,707,785
Pason Systems, Inc.	349,403	3,711,133
Profire Energy, Inc.(b)	1,386,126	1,278,008
Total		36,688,761
Oil, Gas & Consumable Fuels 2.7%
CVR Energy, Inc.	222,300	8,683,038
Equitrans Midstream Corp.	1,467,280	12,354,498
Talos Energy, Inc.(b)	331,180	7,047,510
W&T Offshore, Inc.(b)	855,751	6,495,150
Total		34,580,196
Total Energy		71,268,957
Financials 24.3%
Banks 14.6%
Ameris Bancorp	219,524	11,307,681
Bank of Marin Bancorp	134,745	4,864,295
BankUnited, Inc.	335,156	12,048,858
Banner Corp.	161,101	12,042,300
Brookline Bancorp, Inc.	514,830	7,078,912
Capital Bancorp, Inc.	206,130	5,087,288
Capital City Bank Group, Inc.	101,747	3,603,879
Central Pacific Financial Corp.	194,781	3,996,906
Central Valley Community Bancorp	167,990	3,124,614
Community Trust Bancorp, Inc.	137,456	6,500,294
First BanCorp	794,316	12,542,250
First BanCorp	164,818	7,345,938
First Community Corp.	204,486	3,858,651
Common Stocks (continued)
Issuer	Shares	Value ($)
First Financial Corp.	110,830	5,374,147
Hilltop Holdings, Inc.	336,650	9,746,017
HomeStreet, Inc.	126,207	3,276,334
Northrim BanCorp, Inc.	148,076	7,215,743
OFG Bancorp	285,511	7,960,047
Plumas Bancorp	104,291	3,452,032
Popular, Inc.	132,484	9,369,268
Riverview Bancorp, Inc.	435,355	2,934,293
Sierra Bancorp	177,497	3,913,809
Southern First Bancshares, Inc.(b)	123,415	5,514,182
Towne Bank	322,424	10,620,647
UMB Financial Corp.	163,966	13,645,251
Washington Federal, Inc.	295,890	11,450,943
Total		187,874,579
Capital Markets 0.7%
StoneX Group, Inc.(b)	94,319	8,801,849
Consumer Finance 0.7%
Ezcorp, Inc., Class A(b)	480,365	4,640,326
PROG Holdings, Inc.(b)	243,043	4,015,070
Total		8,655,396
Diversified Financial Services 0.3%
Alerus Financial Corp.	154,532	3,446,064
Insurance 4.0%
American Equity Investment Life Holding Co.	259,532	11,180,639
Argo Group International Holdings Ltd.	239,850	5,965,069
Employers Holdings, Inc.	124,944	5,448,808
Global Indemnity Group LLC	216,203	5,225,626
Horace Mann Educators Corp.	130,581	5,152,726
Mercury General Corp.	197,360	5,723,440
National Western Life Group, Inc., Class A	32,976	6,529,908
ProAssurance Corp.	305,934	6,794,794
Total		52,021,010
Thrifts & Mortgage Finance 4.0%
Essent Group Ltd.	264,940	10,486,325
MGIC Investment Corp.	740,735	10,111,033
NMI Holdings, Inc., Class A(b)	380,617	8,346,931
Provident Financial Holdings, Inc.	200,140	2,731,911
Radian Group, Inc.	571,260	11,922,196

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2022	7

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Territorial Bancorp, Inc.	169,830	3,506,990
Western New England Bancorp, Inc.	528,094	4,620,822
Total		51,726,208
Total Financials		312,525,106
Health Care 9.2%
Biotechnology 4.2%
ACADIA Pharmaceuticals, Inc.(b)	213,932	3,429,330
Arcutis Biotherapeutics, Inc.(b)	102,390	1,810,255
Atara Biotherapeutics, Inc.(b)	422,210	1,967,499
BioCryst Pharmaceuticals, Inc.(b)	151,780	2,026,263
Coherus Biosciences, Inc.(b)	351,697	3,059,764
Eiger BioPharmaceuticals, Inc.(b)	154,186	787,890
Insmed, Inc.(b)	251,140	4,349,745
Iovance Biotherapeutics, Inc.(b)	649,066	6,062,276
IVERIC bio, Inc.(b)	115,230	2,756,301
Natera, Inc.(b)	139,330	6,542,937
Replimune Group, Inc.(b)	132,869	2,439,475
Sage Therapeutics, Inc.(b)	224,240	8,444,878
SpringWorks Therapeutics, Inc.(b)	85,888	2,062,171
Travere Therapeutics, Inc.(b)	81,210	1,760,633
uniQure NV(b)	202,740	3,775,019
Zentalis Pharmaceuticals, Inc.(b)	109,620	2,750,366
Total		54,024,802
Health Care Equipment & Supplies 0.7%
Inogen, Inc.(b)	237,421	5,379,960
Zimvie, Inc.(b)	341,690	2,996,621
Total		8,376,581
Health Care Providers & Services 1.6%
Community Health Systems, Inc.(b)	817,789	2,347,055
Encompass Health Corp.	242,730	13,214,221
Enhabit, Inc.(b)	367,855	4,568,759
Total		20,130,035
Health Care Technology 0.2%
Sharecare, Inc.(b)	1,405,397	2,698,362
Life Sciences Tools & Services 0.1%
Codexis, Inc.(b)	195,502	1,098,721
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.4%
ANI Pharmaceuticals, Inc.(b)	124,734	4,813,485
Perrigo Co. PLC	287,569	11,583,279
Satsuma Pharmaceuticals, Inc.(b)	488,682	2,531,373
Supernus Pharmaceuticals, Inc.(b)	252,255	8,644,779
Taro Pharmaceutical Industries Ltd.(b)	129,976	3,890,182
Total		31,463,098
Total Health Care		117,791,599
Industrials 16.4%
Aerospace & Defense 2.9%
Aerojet Rocketdyne Holdings, Inc.(b)	184,616	8,944,645
Curtiss-Wright Corp.	52,270	8,772,474
Maxar Technologies, Inc.	434,590	9,708,741
Moog, Inc., Class A	113,540	9,622,515
Total		37,048,375
Air Freight & Logistics 0.2%
Radiant Logistics, Inc.(b)	405,631	2,462,180
Airlines 0.7%
JetBlue Airways Corp.(b)	1,066,040	8,570,962
Building Products 1.5%
Caesarstone Ltd.	368,114	3,268,852
Resideo Technologies, Inc.(b)	352,549	8,327,208
UFP Industries, Inc.	108,425	7,723,113
Total		19,319,173
Commercial Services & Supplies 0.8%
Healthcare Services Group, Inc.	360,039	5,026,145
HNI Corp.	186,760	5,414,172
Total		10,440,317
Construction & Engineering 0.6%
MDU Resources Group, Inc.	286,040	8,146,419
Electrical Equipment 2.0%
AZZ, Inc.	189,060	7,600,212
Encore Wire Corp.	76,831	10,571,177
Shoals Technologies Group, Inc., Class A(b)	153,573	3,549,072
Thermon(b)	252,230	4,479,605
Total		26,200,066

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Small Cap Value Fund I | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 3.6%
CIRCOR International, Inc.(b)	156,937	3,243,888
Gorman-Rupp Co.	136,978	3,717,583
Greenbrier Companies, Inc. (The)	166,720	5,886,883
Hurco Companies, Inc.	151,475	3,506,646
John Bean Technologies Corp.	56,340	5,138,208
LB Foster Co., Class A(b)	206,226	2,062,260
Manitex International, Inc.(b)	597,282	2,723,606
Miller Industries, Inc.	82,300	2,092,889
Mueller Industries, Inc.	164,810	10,323,698
Standex International Corp.	71,614	7,093,367
Total		45,789,028
Marine 1.0%
Costamare, Inc.	617,000	5,824,480
Kirby Corp.(b)	99,531	6,942,287
Total		12,766,767
Professional Services 0.9%
Korn/Ferry International	152,427	8,473,417
Red Violet, Inc.(b)	201,480	3,513,811
Total		11,987,228
Road & Rail 1.1%
Marten Transport Ltd.	338,105	6,346,231
Schneider National, Inc., Class B	378,818	8,424,912
Total		14,771,143
Trading Companies & Distributors 1.1%
H&E Equipment Services, Inc.	189,878	7,169,793
Textainer Group Holdings Ltd.	232,512	6,956,759
Total		14,126,552
Total Industrials		211,628,210
Information Technology 12.4%
Communications Equipment 1.5%
Applied Optoelectronics, Inc.(b)	855,757	2,353,332
Casa Systems, Inc.(b)	882,804	2,780,833
KVH Industries, Inc.(b)	212,640	2,281,627
Netscout Systems, Inc.(b)	319,384	11,472,273
Total		18,888,065
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 4.2%
Airgain, Inc.(b)	296,017	2,149,083
Bel Fuse, Inc., Class B	164,832	5,342,205
ePlus, Inc.(b)	144,560	7,042,963
FARO Technologies, Inc.(b)	147,180	4,299,128
Knowles Corp.(b)	470,370	6,467,588
Luna Innovations, Inc.(b)	487,732	2,531,329
OSI Systems, Inc.(b)	92,130	7,571,243
Powerfleet, Inc.(b)	1,022,289	2,709,066
Vishay Intertechnology, Inc.	594,670	12,434,550
Vishay Precision Group, Inc.(b)	113,309	3,824,179
Total		54,371,334
IT Services 4.2%
Cass Information Systems, Inc.	127,322	5,446,835
DigitalOcean Holdings, Inc.(b)	176,070	6,324,434
EVERTEC, Inc.	235,670	8,439,343
IBEX Holdings Ltd.(b)	356,436	6,854,264
International Money Express, Inc.(b)	184,048	4,974,818
Kyndryl Holdings, Inc.(b)	796,809	7,705,143
Payoneer Global, Inc.(b)	933,528	7,234,842
Shift4 Payments, Inc., Class A(b)	142,157	6,534,957
Total		53,514,636
Semiconductors & Semiconductor Equipment 1.5%
Cohu, Inc.(b)	243,672	8,021,682
SMART Global Holdings, Inc.(b)	325,300	4,401,309
Synaptics, Inc.(b)	52,390	4,641,754
Valens Semiconductor Ltd.(b)	609,214	2,284,553
Total		19,349,298
Software 1.0%
Cerence, Inc.(b)	223,164	3,838,421
Cognyte Software Ltd.(b)	474,914	1,291,766
Mitek Systems, Inc.(b)	291,401	3,295,745
Upland Software, Inc.(b)	541,183	4,351,111
Total		12,777,043
Total Information Technology		158,900,376

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2022	9

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 7.8%
Chemicals 1.0%
Aspen Aerogels, Inc.(b)	352,260	4,466,657
Tronox Holdings PLC, Class A	680,458	8,165,496
Total		12,632,153
Construction Materials 1.7%
Eagle Materials, Inc.	101,067	12,361,505
Summit Materials, Inc., Class A(b)	370,007	9,749,684
Total		22,111,189
Containers & Packaging 0.6%
Greif, Inc., Class A	113,739	7,530,659
Metals & Mining 3.3%
Ampco-Pittsburgh Corp.(b)	621,644	1,896,014
Capstone Copper Corp.(b)	1,960,351	4,547,076
Centerra Gold, Inc.	943,400	4,383,398
Commercial Metals Co.	324,671	14,772,531
Copper Mountain Mining Corp.(b)	744,797	1,000,461
ERO Copper Corp.(b)	329,584	3,752,228
Ferroglobe PLC(b)	544,947	3,177,041
Olympic Steel, Inc.	143,737	3,911,084
Torex Gold Resources, Inc.(b)	436,186	2,971,194
Universal Stainless & Alloy Products, Inc.(b)	314,706	2,313,089
Total		42,724,116
Paper & Forest Products 1.2%
Clearwater Paper Corp.(b)	95,753	4,259,093
Glatfelter Corp.	454,202	1,285,392
Louisiana-Pacific Corp.	180,120	10,203,798
Total		15,748,283
Total Materials		100,746,400
Real Estate 6.7%
Equity Real Estate Investment Trusts (REITS) 6.4%
American Assets Trust, Inc.	242,870	6,674,068
Highwoods Properties, Inc.	279,810	7,899,036
Hudson Pacific Properties, Inc.	459,290	5,070,562
Macerich Co. (The)	768,760	8,556,299
Common Stocks (continued)
Issuer	Shares	Value ($)
Outfront Media, Inc.	501,210	9,046,840
Park Hotels & Resorts, Inc.	408,160	5,338,733
Pebblebrook Hotel Trust	487,751	7,823,526
PotlatchDeltic Corp.	241,953	10,764,489
RLJ Lodging Trust	816,831	9,940,833
Sunstone Hotel Investors, Inc.	946,922	10,558,180
Total		81,672,566
Real Estate Management & Development 0.3%
Forestar Group, Inc.(b)	359,784	4,166,299
Total Real Estate		85,838,865
Utilities 0.8%
Gas Utilities 0.8%
National Fuel Gas Co.	94,070	6,348,785
RGC Resources, Inc.	176,989	3,796,414
Total		10,145,199
Total Utilities		10,145,199
Total Common Stocks (Cost $1,056,976,811)		1,269,272,714

Exchange-Traded Equity Funds 0.4%
	Shares	Value ($)
U.S. Small Cap 0.4%
iShares Russell 2000 Value ETF	31,570	4,587,752
Total Exchange-Traded Equity Funds (Cost $4,180,307)		4,587,752

Money Market Funds 0.9%

Columbia Short-Term Cash Fund, 3.246%(a),(c)	12,218,797	12,213,909
Total Money Market Funds (Cost $12,213,685)		12,213,909
Total Investments in Securities (Cost: $1,073,370,803)		1,286,074,375
Other Assets & Liabilities, Net		455,669
Net Assets		1,286,530,044

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Small Cap Value Fund I | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.246%
	4,496,306	282,471,547	(274,754,165)	221	12,213,909	195	51,827	12,218,797
Gaia, Inc.‡,†
	—	1,407,613	(710,060)	—	—	(451,619)	—	691,561
Total	4,496,306			221	12,213,909	(451,424)	51,827

‡	Issuer was not an affiliate at the beginning of period.
†	Issuer was not an affiliate at the end of period.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2022.
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2022	11

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Fair value measurements  (continued)
in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	19,890,855	—	—	19,890,855
Consumer Discretionary	151,144,079	1,714,543	—	152,858,622
Consumer Staples	27,678,525	—	—	27,678,525
Energy	71,268,957	—	—	71,268,957
Financials	312,525,106	—	—	312,525,106
Health Care	117,791,599	—	—	117,791,599
Industrials	211,628,210	—	—	211,628,210
Information Technology	158,900,376	—	—	158,900,376
Materials	100,746,400	—	—	100,746,400
Real Estate	85,838,865	—	—	85,838,865
Utilities	10,145,199	—	—	10,145,199
Total Common Stocks	1,267,558,171	1,714,543	—	1,269,272,714
Exchange-Traded Equity Funds	4,587,752	—	—	4,587,752
Money Market Funds	12,213,909	—	—	12,213,909
Total Investments in Securities	1,284,359,832	1,714,543	—	1,286,074,375
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Small Cap Value Fund I | Semiannual Report 2022

Statement of Assets and Liabilities
October 31, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,061,157,118)	$1,273,860,466
Affiliated issuers (cost $12,213,685)	12,213,909
Receivable for:
Investments sold	5,574,423
Capital shares sold	1,944,938
Dividends	403,607
Prepaid expenses	11,109
Trustees’ deferred compensation plan	320,738
Other assets	23,399
Total assets	1,294,352,589
Liabilities
Due to custodian	486
Payable for:
Investments purchased	6,440,114
Capital shares purchased	754,313
Management services fees	85,416
Distribution and/or service fees	5,507
Transfer agent fees	170,049
Compensation of board members	17,189
Compensation of chief compliance officer	109
Other expenses	28,624
Trustees’ deferred compensation plan	320,738
Total liabilities	7,822,545
Net assets applicable to outstanding capital stock	$1,286,530,044
Represented by
Paid in capital	1,086,594,551
Total distributable earnings (loss)	199,935,493
Total - representing net assets applicable to outstanding capital stock	$1,286,530,044
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2022	13

Statement of Assets and Liabilities  (continued)
October 31, 2022 (Unaudited)
Class A
Net assets	$238,499,469
Shares outstanding	6,239,286
Net asset value per share	$38.23
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$40.56
Advisor Class
Net assets	$55,456,267
Shares outstanding	1,207,926
Net asset value per share	$45.91
Class C
Net assets	$6,325,503
Shares outstanding	300,204
Net asset value per share	$21.07
Institutional Class
Net assets	$704,396,624
Shares outstanding	15,939,980
Net asset value per share	$44.19
Institutional 2 Class
Net assets	$111,778,421
Shares outstanding	2,429,775
Net asset value per share	$46.00
Institutional 3 Class
Net assets	$168,122,376
Shares outstanding	3,771,447
Net asset value per share	$44.58
Class R
Net assets	$1,951,384
Shares outstanding	51,456
Net asset value per share	$37.92
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Small Cap Value Fund I | Semiannual Report 2022

Statement of Operations
Six Months Ended October 31, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$10,217,098
Dividends — affiliated issuers	51,827
Foreign taxes withheld	(84,802)
Total income	10,184,123
Expenses:
Management services fees	4,916,137
Distribution and/or service fees
Class A	301,309
Class C	32,537
Class R	4,951
Transfer agent fees
Class A	175,991
Advisor Class	40,657
Class C	4,756
Institutional Class	457,200
Institutional 2 Class	30,771
Institutional 3 Class	6,027
Class R	1,446
Compensation of board members	13,019
Custodian fees	14,203
Printing and postage fees	54,861
Registration fees	79,604
Audit fees	16,180
Legal fees	13,003
Interest on interfund lending	984
Compensation of chief compliance officer	109
Other	12,537
Total expenses	6,176,282
Expense reduction	(2,680)
Total net expenses	6,173,602
Net investment income	4,010,521
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,990,006
Investments — affiliated issuers	(451,424)
Foreign currency translations	(2,166)
Net realized gain	3,536,416
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(4,704,133)
Investments — affiliated issuers	221
Foreign currency translations	100
Net change in unrealized appreciation (depreciation)	(4,703,812)
Net realized and unrealized loss	(1,167,396)
Net increase in net assets resulting from operations	$2,843,125
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2022	15

Statement of Changes in Net Assets
	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
Operations
Net investment income	$4,010,521	$2,934,562
Net realized gain	3,536,416	140,463,201
Net change in unrealized appreciation (depreciation)	(4,703,812)	(212,547,027)
Net increase (decrease) in net assets resulting from operations	2,843,125	(69,149,264)
Distributions to shareholders
Net investment income and net realized gains
Class A	(13,108,565)	(34,661,347)
Advisor Class	(2,517,919)	(6,688,259)
Class C	(633,271)	(1,744,634)
Institutional Class	(24,960,485)	(51,903,589)
Institutional 2 Class	(4,693,495)	(12,568,941)
Institutional 3 Class	(7,790,810)	(20,943,537)
Class R	(110,762)	(329,937)
Total distributions to shareholders	(53,815,307)	(128,840,244)
Increase in net assets from capital stock activity	191,341,780	257,119,317
Total increase in net assets	140,369,598	59,129,809
Net assets at beginning of period	1,146,160,446	1,087,030,637
Net assets at end of period	$1,286,530,044	$1,146,160,446
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Small Cap Value Fund I | Semiannual Report 2022

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2022 (Unaudited)		April 30, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	229,554	8,608,008	628,215	29,444,739
Distributions reinvested	342,128	12,046,324	693,929	31,789,734
Redemptions	(459,051)	(17,307,846)	(1,004,933)	(46,390,939)
Net increase	112,631	3,346,486	317,211	14,843,534
Advisor Class
Subscriptions	231,618	10,555,527	1,155,300	63,891,992
Distributions reinvested	52,432	2,215,245	108,730	5,887,738
Redemptions	(283,759)	(12,853,334)	(1,006,847)	(56,195,509)
Net increase (decrease)	291	(82,562)	257,183	13,584,221
Class C
Subscriptions	21,797	458,567	90,981	2,646,075
Distributions reinvested	30,690	597,238	62,233	1,683,680
Redemptions	(58,982)	(1,256,816)	(119,948)	(3,311,185)
Net increase (decrease)	(6,495)	(201,011)	33,266	1,018,570
Institutional Class
Subscriptions	6,012,365	252,464,963	5,939,467	306,524,158
Distributions reinvested	504,828	20,531,353	779,290	40,687,924
Redemptions	(2,043,305)	(89,140,411)	(3,163,933)	(165,504,371)
Net increase	4,473,888	183,855,905	3,554,824	181,707,711
Institutional 2 Class
Subscriptions	421,895	18,648,045	645,557	35,674,714
Distributions reinvested	110,879	4,693,495	231,712	12,568,941
Redemptions	(264,777)	(11,885,914)	(735,537)	(39,935,484)
Net increase	267,997	11,455,626	141,732	8,308,171
Institutional 3 Class
Subscriptions	355,190	15,671,254	1,330,426	70,352,538
Distributions reinvested	132,899	5,450,181	299,125	15,740,695
Redemptions	(630,498)	(28,233,827)	(903,984)	(48,368,264)
Net increase (decrease)	(142,409)	(7,112,392)	725,567	37,724,969
Class R
Subscriptions	3,190	119,389	18,879	895,719
Distributions reinvested	3,162	110,581	7,230	329,493
Redemptions	(4,169)	(150,242)	(28,200)	(1,293,071)
Net increase (decrease)	2,183	79,728	(2,091)	(67,859)
Total net increase	4,708,086	191,341,780	5,027,692	257,119,317
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2022	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2022 (Unaudited)	$40.91	0.09	(0.60)	(0.51)	—	(2.17)	(2.17)
Year Ended 4/30/2022	$49.30	0.02	(2.46)	(2.44)	(0.07)	(5.88)	(5.95)
Year Ended 4/30/2021	$26.90	0.19	22.41	22.60	(0.17)	(0.03)	(0.20)
Year Ended 4/30/2020	$36.62	0.18	(8.59)	(8.41)	(0.17)	(1.14)	(1.31)
Year Ended 4/30/2019	$40.70	0.08	(1.08)	(1.00)	(0.13)	(2.95)	(3.08)
Year Ended 4/30/2018	$41.62	(0.03)	3.95	3.92	(0.01)	(4.83)	(4.84)
Advisor Class
Six Months Ended 10/31/2022 (Unaudited)	$48.60	0.16	(0.68)	(0.52)	—	(2.17)	(2.17)
Year Ended 4/30/2022	$57.47	0.15	(2.94)	(2.79)	(0.20)	(5.88)	(6.08)
Year Ended 4/30/2021	$31.32	0.37	26.06	26.43	(0.25)	(0.03)	(0.28)
Year Ended 4/30/2020	$42.37	0.30	(9.98)	(9.68)	(0.23)	(1.14)	(1.37)
Year Ended 4/30/2019	$46.56	0.21	(1.25)	(1.04)	(0.20)	(2.95)	(3.15)
Year Ended 4/30/2018	$46.89	0.10	4.48	4.58	(0.08)	(4.83)	(4.91)
Class C
Six Months Ended 10/31/2022 (Unaudited)	$23.70	(0.03)	(0.43)	(0.46)	—	(2.17)	(2.17)
Year Ended 4/30/2022	$31.15	(0.20)	(1.37)	(1.57)	—	(5.88)	(5.88)
Year Ended 4/30/2021	$17.06	(0.04)	14.16	14.12	—	(0.03)	(0.03)
Year Ended 4/30/2020	$23.72	(0.04)	(5.48)	(5.52)	—	(1.14)	(1.14)
Year Ended 4/30/2019	$27.55	(0.16)	(0.72)	(0.88)	—	(2.95)	(2.95)
Year Ended 4/30/2018	$29.86	(0.24)	2.76	2.52	—	(4.83)	(4.83)
Institutional Class
Six Months Ended 10/31/2022 (Unaudited)	$46.87	0.15	(0.66)	(0.51)	—	(2.17)	(2.17)
Year Ended 4/30/2022	$55.63	0.15	(2.82)	(2.67)	(0.21)	(5.88)	(6.09)
Year Ended 4/30/2021	$30.33	0.33	25.25	25.58	(0.25)	(0.03)	(0.28)
Year Ended 4/30/2020	$41.07	0.30	(9.67)	(9.37)	(0.23)	(1.14)	(1.37)
Year Ended 4/30/2019	$45.24	0.20	(1.22)	(1.02)	(0.20)	(2.95)	(3.15)
Year Ended 4/30/2018	$45.70	0.08	4.37	4.45	(0.08)	(4.83)	(4.91)
Institutional 2 Class
Six Months Ended 10/31/2022 (Unaudited)	$48.68	0.18	(0.69)	(0.51)	—	(2.17)	(2.17)
Year Ended 4/30/2022	$57.55	0.21	(2.94)	(2.73)	(0.26)	(5.88)	(6.14)
Year Ended 4/30/2021	$31.36	0.40	26.11	26.51	(0.29)	(0.03)	(0.32)
Year Ended 4/30/2020	$42.40	0.36	(10.00)	(9.64)	(0.26)	(1.14)	(1.40)
Year Ended 4/30/2019	$46.57	0.27	(1.25)	(0.98)	(0.24)	(2.95)	(3.19)
Year Ended 4/30/2018	$46.88	0.17	4.46	4.63	(0.11)	(4.83)	(4.94)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Small Cap Value Fund I | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2022 (Unaudited)	$38.23	(0.80%)	1.24%(c),(d)	1.24%(c),(d),(e)	0.46%(c)	34%	$238,499
Year Ended 4/30/2022	$40.91	(5.94%)	1.26%(d)	1.26%(d),(e)	0.04%	58%	$250,665
Year Ended 4/30/2021	$49.30	84.29%	1.33%(d)	1.31%(d),(e)	0.53%	43%	$286,411
Year Ended 4/30/2020	$26.90	(23.69%)	1.37%(d),(f)	1.32%(d),(e),(f)	0.55%	60%	$152,006
Year Ended 4/30/2019	$36.62	(2.38%)	1.36%(d),(f)	1.32%(d),(e),(f)	0.21%	62%	$234,765
Year Ended 4/30/2018	$40.70	10.03%	1.35%(f)	1.33%(e),(f)	(0.07%)	51%	$248,266
Advisor Class
Six Months Ended 10/31/2022 (Unaudited)	$45.91	(0.69%)	0.99%(c),(d)	0.99%(c),(d),(e)	0.71%(c)	34%	$55,456
Year Ended 4/30/2022	$48.60	(5.71%)	1.01%(d)	1.01%(d),(e)	0.28%	58%	$58,696
Year Ended 4/30/2021	$57.47	84.74%	1.08%(d)	1.06%(d),(e)	0.87%	43%	$54,621
Year Ended 4/30/2020	$31.32	(23.49%)	1.12%(d),(f)	1.07%(d),(e),(f)	0.79%	60%	$19,077
Year Ended 4/30/2019	$42.37	(2.14%)	1.12%(d),(f)	1.07%(d),(e),(f)	0.48%	62%	$29,064
Year Ended 4/30/2018	$46.56	10.34%	1.10%(f)	1.08%(e),(f)	0.20%	51%	$11,734
Class C
Six Months Ended 10/31/2022 (Unaudited)	$21.07	(1.20%)	1.99%(c),(d)	1.99%(c),(d),(e)	(0.29%)(c)	34%	$6,326
Year Ended 4/30/2022	$23.70	(6.66%)	2.01%(d)	2.01%(d),(e)	(0.71%)	58%	$7,269
Year Ended 4/30/2021	$31.15	82.90%	2.08%(d)	2.05%(d),(e)	(0.19%)	43%	$8,516
Year Ended 4/30/2020	$17.06	(24.24%)	2.12%(d),(f)	2.07%(d),(e),(f)	(0.20%)	60%	$3,178
Year Ended 4/30/2019	$23.72	(3.15%)	2.10%(d),(f)	2.07%(d),(e),(f)	(0.59%)	62%	$7,969
Year Ended 4/30/2018	$27.55	9.24%	2.10%(f)	2.08%(e),(f)	(0.83%)	51%	$22,792
Institutional Class
Six Months Ended 10/31/2022 (Unaudited)	$44.19	(0.69%)	0.99%(c),(d)	0.99%(c),(d),(e)	0.68%(c)	34%	$704,397
Year Ended 4/30/2022	$46.87	(5.70%)	1.01%(d)	1.01%(d),(e)	0.30%	58%	$537,447
Year Ended 4/30/2021	$55.63	84.72%	1.07%(d)	1.05%(d),(e)	0.77%	43%	$440,126
Year Ended 4/30/2020	$30.33	(23.48%)	1.12%(d),(f)	1.07%(d),(e),(f)	0.79%	60%	$106,186
Year Ended 4/30/2019	$41.07	(2.16%)	1.11%(d),(f)	1.07%(d),(e),(f)	0.47%	62%	$192,878
Year Ended 4/30/2018	$45.24	10.32%	1.10%(f)	1.08%(e),(f)	0.17%	51%	$209,822
Institutional 2 Class
Six Months Ended 10/31/2022 (Unaudited)	$46.00	(0.67%)	0.90%(c),(d)	0.90%(c),(d)	0.78%(c)	34%	$111,778
Year Ended 4/30/2022	$48.68	(5.60%)	0.91%(d)	0.91%(d)	0.39%	58%	$105,229
Year Ended 4/30/2021	$57.55	84.97%	0.95%(d)	0.93%(d)	0.93%	43%	$116,249
Year Ended 4/30/2020	$31.36	(23.39%)	0.98%(d),(f)	0.94%(d),(f)	0.96%	60%	$52,825
Year Ended 4/30/2019	$42.40	(2.01%)	0.97%(d),(f)	0.94%(d),(f)	0.61%	62%	$39,831
Year Ended 4/30/2018	$46.57	10.45%	0.97%(f)	0.96%(f)	0.35%	51%	$15,739
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2022	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2022 (Unaudited)	$47.23	0.19	(0.67)	(0.48)	—	(2.17)	(2.17)
Year Ended 4/30/2022	$56.01	0.23	(2.84)	(2.61)	(0.29)	(5.88)	(6.17)
Year Ended 4/30/2021	$30.53	0.39	25.43	25.82	(0.31)	(0.03)	(0.34)
Year Ended 4/30/2020	$41.30	0.37	(9.72)	(9.35)	(0.28)	(1.14)	(1.42)
Year Ended 4/30/2019	$45.45	0.28	(1.22)	(0.94)	(0.26)	(2.95)	(3.21)
Year Ended 4/30/2018	$45.86	0.17	4.37	4.54	(0.12)	(4.83)	(4.95)
Class R
Six Months Ended 10/31/2022 (Unaudited)	$40.66	0.04	(0.61)	(0.57)	—	(2.17)	(2.17)
Year Ended 4/30/2022	$49.08	(0.09)	(2.45)	(2.54)	—	(5.88)	(5.88)
Year Ended 4/30/2021	$26.79	0.11	22.30	22.41	(0.09)	(0.03)	(0.12)
Year Ended 4/30/2020	$36.50	0.10	(8.56)	(8.46)	(0.11)	(1.14)	(1.25)
Year Ended 4/30/2019	$40.61	(0.01)	(1.09)	(1.10)	(0.06)	(2.95)	(3.01)
Year Ended 4/30/2018	$41.63	(0.13)	3.94	3.81	—	(4.83)	(4.83)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Small Cap Value Fund I | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2022 (Unaudited)	$44.58	(0.62%)	0.85%(c),(d)	0.85%(c),(d)	0.84%(c)	34%	$168,122
Year Ended 4/30/2022	$47.23	(5.55%)	0.86%(d)	0.86%(d)	0.44%	58%	$184,850
Year Ended 4/30/2021	$56.01	85.03%	0.90%(d)	0.88%(d)	0.96%	43%	$178,586
Year Ended 4/30/2020	$30.53	(23.34%)	0.93%(d),(f)	0.89%(d),(f)	1.01%	60%	$96,875
Year Ended 4/30/2019	$41.30	(1.97%)	0.92%(d),(f)	0.89%(d),(f)	0.64%	62%	$108,132
Year Ended 4/30/2018	$45.45	10.50%	0.93%(f)	0.91%(f)	0.37%	51%	$115,296
Class R
Six Months Ended 10/31/2022 (Unaudited)	$37.92	(0.96%)	1.49%(c),(d)	1.49%(c),(d),(e)	0.20%(c)	34%	$1,951
Year Ended 4/30/2022	$40.66	(6.17%)	1.51%(d)	1.51%(d),(e)	(0.20%)	58%	$2,003
Year Ended 4/30/2021	$49.08	83.85%	1.58%(d)	1.56%(d),(e)	0.30%	43%	$2,521
Year Ended 4/30/2020	$26.79	(23.87%)	1.62%(d),(f)	1.57%(d),(e),(f)	0.31%	60%	$1,487
Year Ended 4/30/2019	$36.50	(2.67%)	1.60%(d),(f)	1.57%(d),(e),(f)	(0.03%)	62%	$2,048
Year Ended 4/30/2018	$40.61	9.77%	1.60%(f)	1.58%(e),(f)	(0.31%)	51%	$3,790
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2022	21

Notes to Financial Statements
October 31, 2022 (Unaudited)
Note 1. Organization
Columbia Small Cap Value Fund I (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
22	Columbia Small Cap Value Fund I | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Small Cap Value Fund I | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (ETFs); Fee Information in Investment Company Advertisements. The rule and form amendments will require mutual funds and ETFs to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments will become effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
24	Columbia Small Cap Value Fund I | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.85% to 0.73% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2022 was 0.81% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transactions with affiliates
The Fund is permitted to engage in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers under specified conditions outlined in a policy adopted by the Board, pursuant to Rule 17a-7 under the 1940 Act (cross-trades). The Board relies on quarterly written representation from the Fund’s Chief Compliance Officer that cross-trades complied with approved policy.
For the six months ended October 31, 2022, the Fund engaged in cross-trades as follows:
Purchases ($)	Sales ($)	Net realized gain (loss) ($)
(55,840,900)	—	—
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Small Cap Value Fund I | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
For the six months ended October 31, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.15
Advisor Class	0.15
Class C	0.15
Institutional Class	0.15
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.15
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2022, these minimum account balance fees reduced total expenses of the Fund by $2,680.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	28,247
Class C	—	1.00(b)	196

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
26	Columbia Small Cap Value Fund I | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through August 31, 2023
Class A	1.27%
Advisor Class	1.02
Class C	2.02
Institutional Class	1.02
Institutional 2 Class	0.93
Institutional 3 Class	0.88
Class R	1.52
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,073,371,000	296,303,000	(83,600,000)	212,703,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(7,021,227)	—	(7,021,227)
Columbia Small Cap Value Fund I | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at April 30, 2022 as arising on May 1, 2022.
Late year ordinary losses ($)	Post-October capital losses ($)
—	8,619,206
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $536,216,790 and $400,507,948, respectively, for the six months ended October 31, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended October 31, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	2,288,889	1.92	9
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is
28	Columbia Small Cap Value Fund I | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended October 31, 2022.
Note 9. Significant risks
Financial sector risk
The Fund is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Columbia Small Cap Value Fund I | Semiannual Report 2022	29

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At October 31, 2022, two unaffiliated shareholders of record owned 50.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 10.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could
30	Columbia Small Cap Value Fund I | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Small Cap Value Fund I | Semiannual Report 2022	31

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Value Fund I (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
32	Columbia Small Cap Value Fund I | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Small Cap Value Fund I | Semiannual Report 2022	33

Approval of Management Agreement  (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
34	Columbia Small Cap Value Fund I | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Small Cap Value Fund I | Semiannual Report 2022	35

Columbia Small Cap Value Fund I
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR287_04_M01_(12/22)

SemiAnnual Report
October 31, 2022 (Unaudited)
Columbia U.S. Treasury Index Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia U.S. Treasury Index Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia U.S. Treasury Index Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return that corresponds to the total return of the FTSE USBIG Treasury Index, before fees and expenses.
Portfolio management
Alan Erickson, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended October 31, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A		11/25/02	-6.43	-14.22	-0.80	0.03
Class C	Excluding sales charges	11/25/02	-6.74	-14.78	-1.47	-0.64
	Including sales charges		-7.67	-15.62	-1.47	-0.64
Institutional Class		06/04/91	-6.36	-14.16	-0.65	0.20
Institutional 2 Class*		11/08/12	-6.38	-14.12	-0.65	0.19
Institutional 3 Class*		03/01/17	-6.32	-14.08	-0.65	0.19
FTSE USBIG Treasury Index			-6.43	-14.04	-0.48	0.37
Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The FTSE USBIG Treasury Index tracks the performance of US Dollar-denominated bonds issued in the US investment-grade bond market. The index includes fixed-rate U.S. Treasury bonds with USD 5 billion public amount outstanding and greater than one year to maturity. The index excludes U.S. Federal Reserve purchases, inflation-indexed securities and STRIPS.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia U.S. Treasury Index Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at October 31, 2022)
Money Market Funds	2.6
U.S. Treasury Obligations	97.4
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at October 31, 2022)
AAA rating	100.0
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia U.S. Treasury Index Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2022 — October 31, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	935.70	1,023.72	1.57	1.64	0.32
Class C	1,000.00	1,000.00	932.60	1,020.43	4.75	4.97	0.97
Institutional Class	1,000.00	1,000.00	936.40	1,024.48	0.83	0.87	0.17
Institutional 2 Class	1,000.00	1,000.00	936.20	1,024.48	0.83	0.87	0.17
Institutional 3 Class	1,000.00	1,000.00	936.80	1,024.48	0.83	0.87	0.17
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia U.S. Treasury Index Fund | Semiannual Report 2022	5

Portfolio of Investments
October 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
U.S. Treasury Obligations 99.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
11/15/2023	0.250%	7,045,000	6,732,653
11/15/2023	2.750%	7,448,000	7,304,568
11/30/2023	0.500%	3,044,000	2,911,895
11/30/2023	2.125%	4,739,000	4,613,120
11/30/2023	2.875%	4,657,000	4,570,227
12/15/2023	0.125%	6,963,000	6,621,922
12/31/2023	2.250%	3,622,000	3,523,951
12/31/2023	2.625%	5,549,000	5,425,231
01/15/2024	0.125%	6,544,000	6,196,350
01/31/2024	2.250%	2,818,000	2,735,882
01/31/2024	2.500%	5,542,000	5,396,090
02/15/2024	0.125%	10,316,000	9,736,128
02/15/2024	2.750%	6,184,000	6,034,714
02/29/2024	2.125%	4,896,000	4,736,498
02/29/2024	2.375%	2,462,000	2,390,448
03/15/2024	0.250%	4,841,000	4,559,239
03/31/2024	2.125%	6,657,000	6,428,426
03/31/2024	2.250%	5,923,000	5,727,957
04/15/2024	0.375%	6,991,000	6,571,540
04/30/2024	2.000%	3,166,000	3,044,307
04/30/2024	2.250%	3,269,000	3,155,479
05/15/2024	0.250%	7,962,000	7,444,470
05/15/2024	2.500%	6,789,000	6,571,540
05/31/2024	2.000%	5,566,000	5,342,273
05/31/2024	2.500%	3,610,000	3,492,957
06/15/2024	0.250%	5,958,000	5,552,577
06/30/2024	1.750%	3,540,000	3,377,934
06/30/2024	2.000%	2,523,000	2,416,857
06/30/2024	3.000%	5,474,000	5,331,163
07/15/2024	0.375%	4,660,000	4,339,261
07/31/2024	1.750%	5,053,000	4,811,206
07/31/2024	2.125%	2,640,000	2,530,069
07/31/2024	3.000%	4,847,000	4,717,873
08/15/2024	0.375%	5,951,000	5,521,877
08/15/2024	2.375%	6,973,000	6,704,975
08/31/2024	1.250%	4,772,000	4,494,068
08/31/2024	1.875%	3,131,000	2,982,522
08/31/2024	3.250%	7,260,000	7,094,948
09/15/2024	0.375%	5,457,000	5,051,988
09/30/2024	1.500%	4,452,000	4,206,792
10/15/2024	0.625%	2,158,000	2,002,641
10/31/2024	1.500%	4,952,000	4,668,614
10/31/2024	2.250%	3,416,000	3,269,619
11/15/2024	0.750%	4,291,000	3,977,556
11/15/2024	2.250%	5,395,000	5,159,390
11/30/2024	1.500%	2,174,000	2,044,409
11/30/2024	2.125%	346,000	329,484
12/15/2024	1.000%	6,928,000	6,444,123
12/31/2024	1.750%	1,636,000	1,545,892
12/31/2024	2.250%	1,789,000	1,706,259
01/15/2025	1.125%	5,967,000	5,546,979
01/31/2025	1.375%	6,343,000	5,928,227
01/31/2025	2.500%	2,209,000	2,114,427
02/15/2025	1.500%	7,071,000	6,611,385
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2025	2.000%	5,435,000	5,141,595
02/28/2025	1.125%	3,322,000	3,077,522
02/28/2025	2.750%	5,138,000	4,942,917
03/15/2025	1.750%	5,249,000	4,931,189
03/31/2025	0.500%	3,215,000	2,930,422
03/31/2025	2.625%	3,771,000	3,615,446
04/15/2025	2.625%	4,295,000	4,112,127
04/30/2025	0.375%	4,205,000	3,808,153
04/30/2025	2.875%	3,597,000	3,462,113
05/15/2025	2.125%	5,903,000	5,570,034
05/15/2025	2.750%	4,352,000	4,174,180
05/31/2025	0.250%	5,499,000	4,938,789
05/31/2025	2.875%	2,362,000	2,269,550
06/15/2025	2.875%	3,831,000	3,682,848
06/30/2025	0.250%	5,929,000	5,318,498
06/30/2025	2.750%	3,280,000	3,142,650
07/15/2025	3.000%	5,781,000	5,568,277
07/31/2025	0.250%	3,576,000	3,192,977
07/31/2025	2.875%	2,468,000	2,368,123
08/15/2025	2.000%	6,371,000	5,962,858
08/15/2025	3.125%	10,514,000	10,154,224
08/31/2025	0.250%	4,979,000	4,428,198
08/31/2025	2.750%	2,414,000	2,305,181
09/15/2025	3.500%	3,425,000	3,339,375
09/30/2025	0.250%	5,798,000	5,147,537
09/30/2025	3.000%	2,420,000	2,325,469
10/31/2025	0.250%	7,432,000	6,568,611
10/31/2025	3.000%	3,111,000	2,986,074
11/15/2025	2.250%	6,847,000	6,423,342
11/30/2025	0.375%	4,597,000	4,065,113
11/30/2025	2.875%	3,722,000	3,557,127
12/31/2025	0.375%	7,714,000	6,805,194
01/31/2026	0.375%	3,746,000	3,291,212
01/31/2026	2.625%	4,569,000	4,321,632
02/15/2026	1.625%	5,126,000	4,689,089
02/15/2026	6.000%	2,388,000	2,496,579
02/28/2026	2.500%	4,259,000	4,007,120
03/31/2026	0.750%	7,887,000	6,979,995
03/31/2026	2.250%	4,111,000	3,833,186
04/30/2026	0.750%	7,190,000	6,345,175
04/30/2026	2.375%	3,631,000	3,396,403
05/15/2026	1.625%	5,906,000	5,374,460
05/31/2026	2.125%	4,135,000	3,826,167
06/30/2026	0.875%	1,645,000	1,450,813
06/30/2026	1.875%	3,287,000	3,011,714
07/31/2026	0.625%	6,384,000	5,562,060
07/31/2026	1.875%	3,061,000	2,797,706
08/15/2026	1.500%	6,599,000	5,938,069
08/31/2026	0.750%	4,634,000	4,046,423
08/31/2026	1.375%	2,513,000	2,249,331
09/30/2026	0.875%	5,441,000	4,763,425
09/30/2026	1.625%	1,997,000	1,804,321
10/31/2026	1.625%	2,647,000	2,383,748
11/15/2026	2.000%	6,170,000	5,633,499
11/30/2026	1.250%	6,559,000	5,806,765
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia U.S. Treasury Index Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/30/2026	1.625%	2,088,000	1,878,221
12/31/2026	1.250%	6,122,000	5,409,361
12/31/2026	1.750%	2,844,000	2,568,043
01/31/2027	1.500%	6,537,000	5,826,101
02/15/2027	2.250%	5,499,000	5,052,636
02/28/2027	1.125%	1,558,000	1,363,980
02/28/2027	1.875%	6,011,000	5,439,016
03/31/2027	0.625%	2,295,000	1,958,460
03/31/2027	2.500%	5,662,000	5,253,717
04/30/2027	0.500%	3,196,000	2,705,114
04/30/2027	2.750%	5,533,000	5,185,458
05/15/2027	2.375%	6,142,000	5,654,959
05/31/2027	0.500%	3,520,000	2,970,275
05/31/2027	2.625%	5,278,000	4,919,673
06/30/2027	0.500%	4,342,000	3,654,064
06/30/2027	3.250%	4,978,000	4,763,713
07/31/2027	0.375%	5,003,000	4,176,332
07/31/2027	2.750%	8,279,000	7,740,218
08/15/2027	2.250%	4,827,000	4,404,260
08/31/2027	0.500%	4,015,000	3,360,680
08/31/2027	3.125%	2,340,000	2,227,388
09/30/2027	0.375%	7,570,000	6,276,595
10/31/2027	0.500%	4,821,000	4,009,716
11/15/2027	2.250%	3,712,000	3,373,280
11/30/2027	0.625%	11,420,000	9,536,592
12/31/2027	0.625%	5,653,000	4,707,447
01/31/2028	0.750%	6,823,000	5,707,333
02/15/2028	2.750%	8,150,000	7,562,945
02/29/2028	1.125%	7,100,000	6,041,656
03/31/2028	1.250%	7,500,000	6,413,086
04/30/2028	1.250%	7,084,000	6,044,091
05/15/2028	2.875%	7,901,000	7,354,103
06/30/2028	1.250%	4,719,000	4,009,675
07/31/2028	1.000%	6,671,000	5,571,849
08/15/2028	2.875%	7,563,000	7,024,727
08/31/2028	1.125%	7,179,000	6,023,069
09/30/2028	1.250%	5,488,000	4,630,929
10/31/2028	1.375%	6,477,000	5,497,354
11/15/2028	3.125%	6,402,000	6,015,879
11/15/2028	5.250%	993,000	1,040,323
11/30/2028	1.500%	4,990,000	4,260,602
12/31/2028	1.375%	6,195,000	5,247,843
01/31/2029	1.750%	4,803,000	4,149,717
02/15/2029	2.625%	6,400,000	5,828,000
02/15/2029	5.250%	277,000	290,915
02/28/2029	1.875%	5,616,000	4,887,236
03/31/2029	2.375%	5,307,000	4,754,740
04/30/2029	2.875%	4,600,000	4,247,813
05/15/2029	2.375%	5,248,000	4,697,780
05/31/2029	2.750%	4,388,000	4,018,448
06/30/2029	3.250%	4,794,000	4,527,334
07/31/2029	2.625%	606,000	550,324
08/15/2029	1.625%	5,928,000	5,052,694
08/31/2029	3.125%	7,205,000	6,753,562
11/15/2029	1.750%	3,865,000	3,319,069
02/15/2030	1.500%	6,081,000	5,093,788
05/15/2030	0.625%	9,150,000	7,111,266
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2030	6.250%	687,000	776,847
08/15/2030	0.625%	12,227,000	9,447,268
11/15/2030	0.875%	10,849,000	8,535,112
02/15/2031	1.125%	12,586,000	10,066,833
02/15/2031	5.375%	1,250,000	1,355,664
05/15/2031	1.625%	11,805,000	9,761,259
08/15/2031	1.250%	12,218,000	9,719,037
11/15/2031	1.375%	12,264,000	9,792,037
02/15/2032	1.875%	11,184,000	9,307,185
05/15/2032	2.875%	11,657,000	10,567,799
08/15/2032	2.750%	8,127,000	7,277,475
02/15/2036	4.500%	729,000	758,957
05/15/2038	4.500%	736,000	757,965
02/15/2039	3.500%	721,000	654,308
05/15/2039	4.250%	1,200,000	1,193,813
08/15/2039	4.500%	1,476,000	1,513,592
11/15/2039	4.375%	1,401,000	1,411,289
02/15/2040	4.625%	1,628,000	1,691,085
05/15/2040	1.125%	4,837,000	2,887,084
05/15/2040	4.375%	1,837,000	1,847,046
08/15/2040	1.125%	4,574,000	2,705,807
08/15/2040	3.875%	2,664,000	2,502,079
11/15/2040	1.375%	6,031,000	3,725,085
11/15/2040	4.250%	1,640,000	1,617,963
02/15/2041	1.875%	7,805,000	5,279,351
02/15/2041	4.750%	1,371,000	1,441,906
05/15/2041	2.250%	5,539,000	3,995,004
05/15/2041	4.375%	1,334,000	1,335,251
08/15/2041	1.750%	6,939,000	4,527,698
08/15/2041	3.750%	2,049,000	1,877,716
11/15/2041	2.000%	6,638,000	4,526,286
11/15/2041	3.125%	1,514,000	1,255,910
02/15/2042	2.375%	4,679,000	3,417,132
02/15/2042	3.125%	1,649,000	1,368,928
05/15/2042	3.000%	1,197,000	969,570
05/15/2042	3.250%	5,326,000	4,504,631
08/15/2042	2.750%	1,659,000	1,282,096
08/15/2042	3.375%	3,208,000	2,768,905
11/15/2042	2.750%	2,482,000	1,911,916
02/15/2043	3.125%	1,668,000	1,366,196
05/15/2043	2.875%	3,125,000	2,448,242
08/15/2043	3.625%	2,459,000	2,180,057
11/15/2043	3.750%	2,473,000	2,231,883
02/15/2044	3.625%	2,403,000	2,120,648
05/15/2044	3.375%	2,463,000	2,082,390
08/15/2044	3.125%	2,631,000	2,129,466
11/15/2044	3.000%	2,528,000	1,998,700
02/15/2045	2.500%	3,581,000	2,576,641
05/15/2045	3.000%	1,686,000	1,329,569
08/15/2045	2.875%	2,243,000	1,727,110
11/15/2045	3.000%	1,425,000	1,122,188
02/15/2046	2.500%	2,715,000	1,940,801
05/15/2046	2.500%	2,806,000	2,001,467
08/15/2046	2.250%	3,519,000	2,381,923
11/15/2046	2.875%	1,519,000	1,167,969
02/15/2047	3.000%	3,192,000	2,509,211
05/15/2047	3.000%	2,450,000	1,926,313

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2047	2.750%	2,821,000	2,115,750
11/15/2047	2.750%	3,420,000	2,565,534
02/15/2048	3.000%	3,892,000	3,072,856
05/15/2048	3.125%	4,302,000	3,488,653
08/15/2048	3.000%	4,743,000	3,764,015
11/15/2048	3.375%	4,659,000	3,979,805
02/15/2049	3.000%	5,204,000	4,151,816
05/15/2049	2.875%	5,051,000	3,932,677
08/15/2049	2.250%	4,768,000	3,239,260
11/15/2049	2.375%	4,362,000	3,049,311
02/15/2050	2.000%	5,997,000	3,814,654
05/15/2050	1.250%	6,422,000	3,308,333
08/15/2050	1.375%	7,171,000	3,823,039
11/15/2050	1.625%	7,385,000	4,224,451
02/15/2051	1.875%	8,052,000	4,931,850
05/15/2051	2.375%	7,965,000	5,514,518
08/15/2051	2.000%	8,117,000	5,114,978
11/15/2051	1.875%	7,267,000	4,427,193
02/15/2052	2.250%	6,624,000	4,443,255
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2052	2.875%	6,272,000	4,870,600
08/15/2052	3.000%	5,272,000	4,224,190
Total U.S. Treasury Obligations (Cost $1,164,453,023)			1,021,851,435

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.246%(a),(b)	27,823,944	27,812,814
Total Money Market Funds (Cost $27,812,606)		27,812,814
Total Investments in Securities (Cost: $1,192,265,629)		1,049,664,249
Other Assets & Liabilities, Net		(19,464,935)
Net Assets		1,030,199,314

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at October 31, 2022.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.246%
	12,203,954	72,255,884	(56,645,963)	(1,061)	27,812,814	(591)	44,178	27,823,944
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia U.S. Treasury Index Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Fair value measurements  (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
U.S. Treasury Obligations	—	1,021,851,435	—	1,021,851,435
Money Market Funds	27,812,814	—	—	27,812,814
Total Investments in Securities	27,812,814	1,021,851,435	—	1,049,664,249
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2022	9

Statement of Assets and Liabilities
October 31, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,164,453,023)	$1,021,851,435
Affiliated issuers (cost $27,812,606)	27,812,814
Cash	3,458
Receivable for:
Investments sold	12,737,164
Capital shares sold	1,779,986
Dividends	15,807
Interest	6,164,485
Interfund lending	3,100,000
Expense reimbursement due from Investment Manager	19,202
Trustees’ deferred compensation plan	110,413
Total assets	1,073,594,764
Liabilities
Payable for:
Investments purchased	41,266,350
Capital shares purchased	350,852
Distributions to shareholders	1,614,698
Management services fees	33,100
Distribution and/or service fees	813
Compensation of board members	19,224
Trustees’ deferred compensation plan	110,413
Total liabilities	43,395,450
Net assets applicable to outstanding capital stock	$1,030,199,314
Represented by
Paid in capital	1,223,435,942
Total distributable earnings (loss)	(193,236,628)
Total - representing net assets applicable to outstanding capital stock	$1,030,199,314
Class A
Net assets	$58,266,134
Shares outstanding	5,965,653
Net asset value per share	$9.77
Class C
Net assets	$1,417,948
Shares outstanding	145,187
Net asset value per share	$9.77
Institutional Class
Net assets	$450,812,999
Shares outstanding	46,138,395
Net asset value per share	$9.77
Institutional 2 Class
Net assets	$21,641,331
Shares outstanding	2,219,655
Net asset value per share	$9.75
Institutional 3 Class
Net assets	$498,060,902
Shares outstanding	50,688,695
Net asset value per share	$9.83
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia U.S. Treasury Index Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended October 31, 2022 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$44,178
Interest	10,305,602
Total income	10,349,780
Expenses:
Management services fees	2,318,247
Distribution and/or service fees
Class A	42,728
Class C	8,619
Compensation of board members	12,806
Total expenses	2,382,400
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,345,798)
Expense reduction	(580)
Total net expenses	1,036,022
Net investment income	9,313,758
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(45,418,673)
Investments — affiliated issuers	(591)
Net realized loss	(45,419,264)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(39,626,175)
Investments — affiliated issuers	(1,061)
Net change in unrealized appreciation (depreciation)	(39,627,236)
Net realized and unrealized loss	(85,046,500)
Net decrease in net assets resulting from operations	$(75,732,742)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2022	11

Statement of Changes in Net Assets
	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
Operations
Net investment income	$9,313,758	$17,605,832
Net realized loss	(45,419,264)	(970,887)
Net change in unrealized appreciation (depreciation)	(39,627,236)	(124,254,422)
Net decrease in net assets resulting from operations	(75,732,742)	(107,619,477)
Distributions to shareholders
Net investment income and net realized gains
Class A	(427,589)	(508,052)
Class C	(8,608)	(25,091)
Institutional Class	(3,616,085)	(7,204,929)
Institutional 2 Class	(168,199)	(725,831)
Institutional 3 Class	(5,042,650)	(12,283,759)
Total distributions to shareholders	(9,263,131)	(20,747,662)
Increase (decrease) in net assets from capital stock activity	(177,640,269)	182,947,241
Total increase (decrease) in net assets	(262,636,142)	54,580,102
Net assets at beginning of period	1,292,835,456	1,238,255,354
Net assets at end of period	$1,030,199,314	$1,292,835,456
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia U.S. Treasury Index Fund | Semiannual Report 2022

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2022 (Unaudited)		April 30, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	3,438,331	36,169,927	823,155	9,394,626
Distributions reinvested	13,693	139,842	25,050	286,578
Redemptions	(861,723)	(8,902,844)	(1,667,328)	(19,113,195)
Net increase (decrease)	2,590,301	27,406,925	(819,123)	(9,431,991)
Class C
Subscriptions	2,129	21,614	20,460	237,356
Distributions reinvested	842	8,608	2,179	25,022
Redemptions	(99,301)	(1,006,536)	(360,822)	(4,116,126)
Net decrease	(96,330)	(976,314)	(338,183)	(3,853,748)
Institutional Class
Subscriptions	7,034,664	70,961,284	7,139,052	81,835,936
Distributions reinvested	341,874	3,493,457	611,158	6,987,861
Redemptions	(3,521,750)	(36,199,345)	(12,069,469)	(137,444,941)
Net increase (decrease)	3,854,788	38,255,396	(4,319,259)	(48,621,144)
Institutional 2 Class
Subscriptions	875,972	8,705,657	1,498,220	17,118,267
Distributions reinvested	5,852	59,566	13,042	149,480
Redemptions	(2,827,969)	(29,796,723)	(1,968,952)	(22,484,879)
Net decrease	(1,946,145)	(21,031,500)	(457,690)	(5,217,132)
Institutional 3 Class
Subscriptions	11,342,614	119,502,305	30,992,063	359,650,385
Distributions reinvested	488,441	5,028,457	1,066,894	12,261,812
Redemptions	(33,556,059)	(345,825,538)	(10,775,546)	(121,840,941)
Net increase (decrease)	(21,725,004)	(221,294,776)	21,283,411	250,071,256
Total net increase (decrease)	(17,322,390)	(177,640,269)	15,349,156	182,947,241
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2022	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2022 (Unaudited)	$10.52	0.08	(0.75)	(0.67)	(0.08)	—	(0.08)
Year Ended 4/30/2022	$11.52	0.12	(0.98)	(0.86)	(0.12)	(0.02)	(0.14)
Year Ended 4/30/2021	$12.30	0.14	(0.71)	(0.57)	(0.14)	(0.07)	(0.21)
Year Ended 4/30/2020	$11.00	0.21	1.30	1.51	(0.21)	—	(0.21)
Year Ended 4/30/2019	$10.75	0.21	0.25	0.46	(0.21)	—	(0.21)
Year Ended 4/30/2018	$11.06	0.16	(0.31)	(0.15)	(0.16)	—	(0.16)
Class C
Six Months Ended 10/31/2022 (Unaudited)	$10.52	0.04	(0.75)	(0.71)	(0.04)	—	(0.04)
Year Ended 4/30/2022	$11.52	0.04	(0.97)	(0.93)	(0.05)	(0.02)	(0.07)
Year Ended 4/30/2021	$12.29	0.06	(0.70)	(0.64)	(0.06)	(0.07)	(0.13)
Year Ended 4/30/2020	$11.00	0.13	1.29	1.42	(0.13)	—	(0.13)
Year Ended 4/30/2019	$10.75	0.13	0.25	0.38	(0.13)	—	(0.13)
Year Ended 4/30/2018	$11.06	0.09	(0.31)	(0.22)	(0.09)	—	(0.09)
Institutional Class
Six Months Ended 10/31/2022 (Unaudited)	$10.52	0.08	(0.75)	(0.67)	(0.08)	—	(0.08)
Year Ended 4/30/2022	$11.53	0.14	(0.99)	(0.85)	(0.14)	(0.02)	(0.16)
Year Ended 4/30/2021	$12.30	0.16	(0.70)	(0.54)	(0.16)	(0.07)	(0.23)
Year Ended 4/30/2020	$11.01	0.23	1.29	1.52	(0.23)	—	(0.23)
Year Ended 4/30/2019	$10.75	0.22	0.27	0.49	(0.23)	—	(0.23)
Year Ended 4/30/2018	$11.06	0.18	(0.31)	(0.13)	(0.18)	—	(0.18)
Institutional 2 Class
Six Months Ended 10/31/2022 (Unaudited)	$10.50	0.08	(0.75)	(0.67)	(0.08)	—	(0.08)
Year Ended 4/30/2022	$11.50	0.13	(0.97)	(0.84)	(0.14)	(0.02)	(0.16)
Year Ended 4/30/2021	$12.27	0.16	(0.70)	(0.54)	(0.16)	(0.07)	(0.23)
Year Ended 4/30/2020	$10.98	0.23	1.29	1.52	(0.23)	—	(0.23)
Year Ended 4/30/2019	$10.73	0.23	0.25	0.48	(0.23)	—	(0.23)
Year Ended 4/30/2018	$11.04	0.18	(0.31)	(0.13)	(0.18)	—	(0.18)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia U.S. Treasury Index Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2022 (Unaudited)	$9.77	(6.43%)	0.56%(c)	0.32%(c),(d)	1.50%(c)	24%	$58,266
Year Ended 4/30/2022	$10.52	(7.54%)	0.59%	0.32%(d)	1.03%	31%	$35,499
Year Ended 4/30/2021	$11.52	(4.66%)	0.65%	0.32%(d),(e)	1.20%	40%	$48,338
Year Ended 4/30/2020	$12.30	13.88%	0.65%	0.33%(d),(e)	1.83%	54%	$51,890
Year Ended 4/30/2019	$11.00	4.32%	0.65%	0.35%(d),(e)	1.93%	50%	$35,707
Year Ended 4/30/2018	$10.75	(1.35%)	0.65%	0.35%(d),(e)	1.49%	27%	$45,074
Class C
Six Months Ended 10/31/2022 (Unaudited)	$9.77	(6.74%)	1.20%(c)	0.97%(c),(d)	0.80%(c)	24%	$1,418
Year Ended 4/30/2022	$10.52	(8.14%)	1.29%	0.97%(d)	0.37%	31%	$2,540
Year Ended 4/30/2021	$11.52	(5.22%)	1.40%	0.99%(d),(e)	0.53%	40%	$6,680
Year Ended 4/30/2020	$12.29	13.00%	1.41%	1.03%(d),(e)	1.12%	54%	$6,910
Year Ended 4/30/2019	$11.00	3.59%	1.40%	1.05%(d),(e)	1.23%	50%	$2,801
Year Ended 4/30/2018	$10.75	(2.03%)	1.41%	1.05%(d),(e)	0.78%	27%	$4,143
Institutional Class
Six Months Ended 10/31/2022 (Unaudited)	$9.77	(6.36%)	0.40%(c)	0.17%(c),(d)	1.63%(c)	24%	$450,813
Year Ended 4/30/2022	$10.52	(7.48%)	0.40%	0.17%(d)	1.18%	31%	$444,883
Year Ended 4/30/2021	$11.53	(4.44%)	0.40%	0.17%(d)	1.35%	40%	$537,273
Year Ended 4/30/2020	$12.30	13.95%	0.40%	0.18%(d)	1.98%	54%	$581,931
Year Ended 4/30/2019	$11.01	4.57%	0.40%	0.20%(d)	2.08%	50%	$323,226
Year Ended 4/30/2018	$10.75	(1.20%)	0.40%	0.20%(d)	1.64%	27%	$392,889
Institutional 2 Class
Six Months Ended 10/31/2022 (Unaudited)	$9.75	(6.38%)	0.39%(c)	0.17%(c)	1.54%(c)	24%	$21,641
Year Ended 4/30/2022	$10.50	(7.42%)	0.40%	0.17%	1.18%	31%	$43,738
Year Ended 4/30/2021	$11.50	(4.45%)	0.40%	0.17%	1.35%	40%	$53,191
Year Ended 4/30/2020	$12.27	13.98%	0.40%	0.18%	1.98%	54%	$51,284
Year Ended 4/30/2019	$10.98	4.48%	0.40%	0.20%	2.10%	50%	$35,855
Year Ended 4/30/2018	$10.73	(1.20%)	0.40%	0.20%	1.65%	27%	$30,710
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2022	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2022 (Unaudited)	$10.58	0.08	(0.75)	(0.67)	(0.08)	—	(0.08)
Year Ended 4/30/2022	$11.59	0.14	(0.99)	(0.85)	(0.14)	(0.02)	(0.16)
Year Ended 4/30/2021	$12.37	0.16	(0.71)	(0.55)	(0.16)	(0.07)	(0.23)
Year Ended 4/30/2020	$11.07	0.23	1.30	1.53	(0.23)	—	(0.23)
Year Ended 4/30/2019	$10.81	0.23	0.26	0.49	(0.23)	—	(0.23)
Year Ended 4/30/2018	$11.13	0.18	(0.32)	(0.14)	(0.18)	—	(0.18)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

	4/30/2021	4/30/2020	4/30/2019	4/30/2018
Class A	0.03%	0.10%	0.10%	0.10%
Class C	0.05%	0.15%	0.15%	0.15%
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia U.S. Treasury Index Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2022 (Unaudited)	$9.83	(6.32%)	0.40%(c)	0.17%(c)	1.61%(c)	24%	$498,061
Year Ended 4/30/2022	$10.58	(7.44%)	0.40%	0.17%	1.19%	31%	$766,175
Year Ended 4/30/2021	$11.59	(4.49%)	0.40%	0.17%	1.33%	40%	$592,772
Year Ended 4/30/2020	$12.37	13.97%	0.40%	0.18%	2.00%	54%	$415,616
Year Ended 4/30/2019	$11.07	4.56%	0.40%	0.20%	2.10%	50%	$445,200
Year Ended 4/30/2018	$10.81	(1.27%)	0.40%	0.20%	1.66%	27%	$401,768
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2022	17

Notes to Financial Statements
October 31, 2022 (Unaudited)
Note 1. Organization
Columbia U.S. Treasury Index Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
18	Columbia U.S. Treasury Index Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
Columbia U.S. Treasury Index Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (ETFs); Fee Information in Investment Company Advertisements. The rule and form amendments will require mutual funds and ETFs to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments will become effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.40% of the Fund’s daily net assets.
The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Board of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and any extraordinary non-recurring expenses that may arise, including litigation fees.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent.
The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.
20	Columbia U.S. Treasury Index Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2022, these minimum account balance fees reduced total expenses of the Fund by $580.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.15% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.65% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
For the six months ended October 31, 2022, there were no sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through August 31, 2023
Class A	0.32%
Class C	0.97
Institutional Class	0.17
Institutional 2 Class	0.17
Institutional 3 Class	0.17
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia U.S. Treasury Index Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,192,266,000	2,000	(142,604,000)	(142,602,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at April 30, 2022 as arising on May 1, 2022.
Late year ordinary losses ($)	Post-October capital losses ($)
—	3,404,597
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $276,205,041 and $447,237,856, respectively, for the six months ended October 31, 2022, of which $276,205,041 and $447,237,856, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
22	Columbia U.S. Treasury Index Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended October 31, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	3,100,000	3.60	1
The Fund had an outstanding interfund loan balance at October 31, 2022 as shown in the Statement of Assets and Liabilities. The loans are unsecured.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended October 31, 2022.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Columbia U.S. Treasury Index Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its tracking index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its tracking index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Shareholder concentration risk
At October 31, 2022, affiliated shareholders of record owned 82.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its
24	Columbia U.S. Treasury Index Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia U.S. Treasury Index Fund | Semiannual Report 2022	25

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia U.S. Treasury Index Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
26	Columbia U.S. Treasury Index Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2022	27

Approval of Management Agreement  (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board considered the unitary fee structure utilized by the Fund.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
28	Columbia U.S. Treasury Index Fund | Semiannual Report 2022

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Columbia U.S. Treasury Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR237_04_M01_(12/22)

SemiAnnual Report
October 31, 2022 (Unaudited)
Columbia Corporate Income Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Corporate Income Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Corporate Income Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting primarily of current income and secondarily of capital appreciation.
Portfolio management
Tom Murphy, CFA
Lead Portfolio Manager
Managed Fund since 2011
Royce Wilson, CFA
Portfolio Manager
Managed Fund since 2020
John Dawson, CFA
Portfolio Manager
Managed Fund since 2020
Shannon Rinehart, CFA
Portfolio Manager
Managed Fund since February 2022
Average annual total returns (%) (for the period ended October 31, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	07/31/00	-6.79	-18.76	-0.09	1.38
	Including sales charges		-11.22	-22.59	-1.05	0.88
Advisor Class*		11/08/12	-6.79	-18.60	0.15	1.63
Class C	Excluding sales charges	07/15/02	-7.16	-19.30	-0.69	0.77
	Including sales charges		-8.08	-20.08	-0.69	0.77
Institutional Class		03/05/86	-6.67	-18.56	0.16	1.63
Institutional 2 Class*		11/08/12	-6.64	-18.42	0.27	1.75
Institutional 3 Class*		11/08/12	-6.71	-18.45	0.29	1.79
Blended Benchmark			-7.30	-18.36	0.03	1.87
Bloomberg U.S. Corporate Bond Index			-7.82	-19.57	-0.32	1.47
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark is a weighted custom benchmark, established by the Investment Manager, consisting of an 85% weighting in the Bloomberg U.S. Corporate Bond Index and a 15% weighting in the ICE Bank of America (ICE BofA) U.S. Cash Pay High Yield Constrained Index, which tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period that is publicly issued in the U.S. domestic market. Effective July 1, 2022, the ICE BofA U.S. Cash Pay High Yield Constrained Index now includes transaction costs.
The Bloomberg U.S. Corporate Bond Index measures the investment-grade, fixed-rate, taxable, corporate bond market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes, other expenses of investing or, for ICE BofA U.S. Cash Pay High Yield Constrained Index for periods prior to July 2022, transaction costs. Securities in the Fund may not match those in an index.
Columbia Corporate Income Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at October 31, 2022)
Common Stocks	0.0(a)
Convertible Bonds	0.0(a)
Corporate Bonds & Notes	94.9
Foreign Government Obligations	0.0(a)
Money Market Funds	1.2
Senior Loans	0.3
U.S. Treasury Obligations	3.6
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at October 31, 2022)
AAA rating	4.2
AA rating	3.4
A rating	24.5
BBB rating	48.2
BB rating	10.9
B rating	7.0
CCC rating	1.8
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Corporate Income Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2022 — October 31, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	932.10	1,020.93	4.26	4.46	0.87
Advisor Class	1,000.00	1,000.00	932.10	1,022.20	3.04	3.18	0.62
Class C	1,000.00	1,000.00	928.40	1,018.15	6.94	7.26	1.42
Institutional Class	1,000.00	1,000.00	933.30	1,022.20	3.04	3.18	0.62
Institutional 2 Class	1,000.00	1,000.00	933.60	1,022.71	2.55	2.67	0.52
Institutional 3 Class	1,000.00	1,000.00	932.90	1,022.96	2.30	2.41	0.47
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Corporate Income Fund | Semiannual Report 2022	5

Portfolio of Investments
October 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Insurance 0.0%
Mr. Cooper Group, Inc.(a)	1,782	70,371
Total Financials		70,371
Total Common Stocks (Cost $1,077,470)		70,371

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	471,000	325,697
Total Convertible Bonds (Cost $448,542)			325,697

Corporate Bonds & Notes 94.0%

Aerospace & Defense 4.6%
BAE Systems PLC(b)
02/15/2031	1.900%	29,890,000	22,367,035
Boeing Co. (The)
03/01/2029	3.200%	5,263,000	4,385,977
05/01/2034	3.600%	7,309,000	5,441,978
08/01/2059	3.950%	12,255,000	7,640,541
Bombardier, Inc.(b)
12/01/2024	7.500%	269,000	268,321
04/15/2027	7.875%	360,000	342,059
Howmet Aerospace, Inc.
01/15/2029	3.000%	9,685,000	8,059,939
Moog, Inc.(b)
12/15/2027	4.250%	139,000	124,379
Raytheon Technologies Corp.
03/15/2032	2.375%	4,340,000	3,391,340
Spirit AeroSystems, Inc.(b)
04/15/2025	7.500%	879,000	856,061
TransDigm, Inc.(b)
03/15/2026	6.250%	5,391,000	5,316,089
TransDigm, Inc.
06/15/2026	6.375%	622,000	599,173
11/15/2027	5.500%	710,000	644,812
05/01/2029	4.875%	664,000	565,455
Total			60,003,159
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.4%
Air Canada(b)
08/15/2026	3.875%	520,000	459,922
American Airlines, Inc.(b)
07/15/2025	11.750%	400,000	437,791
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
04/20/2026	5.500%	2,322,207	2,213,153
04/20/2029	5.750%	179,155	163,031
Delta Air Lines, Inc.
04/19/2028	4.375%	135,000	120,451
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(b)
01/20/2026	5.750%	482,739	445,370
United Airlines, Inc.(b)
04/15/2026	4.375%	219,000	200,375
04/15/2029	4.625%	245,000	210,337
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%	1,304,132	1,255,494
Total			5,505,924
Automotive 1.2%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	197,000	187,151
Clarios Global LP(b)
05/15/2025	6.750%	80,000	80,099
Ford Motor Co.
02/12/2032	3.250%	2,908,000	2,183,704
12/08/2046	5.291%	2,000,000	1,480,406
Ford Motor Credit Co. LLC
09/08/2024	3.664%	1,168,000	1,107,768
06/16/2025	5.125%	256,000	247,052
08/04/2025	4.134%	1,500,000	1,394,247
11/13/2025	3.375%	1,251,000	1,136,782
08/17/2027	4.125%	554,000	491,782
02/10/2029	2.900%	1,642,000	1,290,435
11/13/2030	4.000%	214,000	173,482
General Motors Co.
04/01/2048	5.400%	2,835,000	2,243,464
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	223,000	193,545
IAA Spinco, Inc.(b)
06/15/2027	5.500%	910,000	853,174
Jaguar Land Rover Automotive PLC(b)
07/15/2029	5.500%	312,000	220,052
KAR Auction Services, Inc.(b)
06/01/2025	5.125%	128,000	123,534
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Corporate Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Panther BF Aggregator 2 LP/Finance Co., Inc.(b)
05/15/2026	6.250%	60,000	58,521
05/15/2027	8.500%	503,000	494,646
Tenneco, Inc.(b)
01/15/2029	7.875%	557,000	553,439
04/15/2029	5.125%	1,240,000	1,229,738
Total			15,743,021
Banking 19.7%
Bank of America Corp.(c)
10/22/2030	2.884%	9,530,000	7,770,410
07/23/2031	1.898%	19,015,000	14,107,442
10/24/2031	1.922%	34,690,000	25,486,047
02/04/2033	2.972%	11,010,000	8,531,386
Subordinated
09/21/2036	2.482%	7,200,000	5,143,062
Citigroup, Inc.(c)
06/03/2031	2.572%	12,483,000	9,778,115
01/25/2033	3.057%	19,390,000	15,145,900
Goldman Sachs Group, Inc. (The)(c)
07/21/2032	2.383%	14,875,000	11,073,981
10/21/2032	2.650%	27,062,000	20,446,110
HSBC Holdings PLC(c)
05/24/2032	2.804%	14,401,000	10,327,343
11/22/2032	2.871%	19,440,000	13,840,183
JPMorgan Chase & Co.(c)
10/15/2030	2.739%	18,187,000	14,725,565
11/19/2031	1.764%	3,635,000	2,644,750
04/22/2032	2.580%	22,216,000	17,086,874
11/08/2032	2.545%	20,138,000	15,217,914
Morgan Stanley(c)
07/21/2032	2.239%	13,464,000	9,989,801
10/20/2032	2.511%	5,837,000	4,399,634
Subordinated
09/16/2036	2.484%	2,024,000	1,437,926
04/20/2037	5.297%	8,580,000	7,631,297
Washington Mutual Bank(d),(e),(f)
Subordinated
01/15/2015	0.000%	6,350,000	9,525
Wells Fargo & Co.(c)
10/30/2030	2.879%	13,846,000	11,347,603
02/11/2031	2.572%	37,514,000	29,926,732
Total			256,067,600
Brokerage/Asset Managers/Exchanges 0.4%
AG TTMT Escrow Issuer LLC(b)
09/30/2027	8.625%	448,000	449,732
Hightower Holding LLC(b)
04/15/2029	6.750%	455,000	372,734
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NFP Corp(b)
10/01/2030	7.500%	2,497,000	2,395,227
NFP Corp.(b)
08/15/2028	4.875%	492,000	430,106
08/15/2028	6.875%	1,340,000	1,154,788
Total			4,802,587
Building Materials 0.3%
American Builders & Contractors Supply Co., Inc.(b)
01/15/2028	4.000%	455,000	402,217
Beacon Roofing Supply, Inc.(b)
11/15/2026	4.500%	550,000	505,835
Interface, Inc.(b)
12/01/2028	5.500%	210,000	167,965
James Hardie International Finance DAC(b)
01/15/2028	5.000%	572,000	518,696
SRS Distribution, Inc.(b)
07/01/2028	4.625%	551,000	484,758
07/01/2029	6.125%	439,000	360,631
12/01/2029	6.000%	488,000	398,015
White Cap Buyer LLC(b)
10/15/2028	6.875%	567,000	481,844
Total			3,319,961
Cable and Satellite 2.9%
CCO Holdings LLC/Capital Corp.(b)
05/01/2027	5.125%	324,000	300,212
03/01/2030	4.750%	1,263,000	1,052,302
02/01/2031	4.250%	1,353,000	1,068,827
02/01/2032	4.750%	531,000	425,688
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	381,000	298,369
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	17,235,000	13,287,267
04/01/2063	5.500%	5,013,000	3,785,041
Comcast Corp.
11/01/2056	2.937%	4,717,000	2,732,329
CSC Holdings LLC(b)
01/15/2030	5.750%	664,000	511,280
12/01/2030	4.125%	1,316,000	1,033,945
02/15/2031	3.375%	504,000	365,577
DIRECTV Holdings LLC/Financing Co., Inc.(b)
08/15/2027	5.875%	748,000	673,212
DISH DBS Corp.
07/01/2026	7.750%	1,153,000	974,036
06/01/2029	5.125%	833,000	563,037
DISH DBS Corp.(b)
12/01/2028	5.750%	1,026,000	828,070

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NBCUniversal Media LLC
01/15/2043	4.450%	1,810,000	1,475,397
Radiate Holdco LLC/Finance, Inc.(b)
09/15/2026	4.500%	346,000	295,432
09/15/2028	6.500%	1,027,000	646,404
Sirius XM Radio, Inc.(b)
09/01/2026	3.125%	1,933,000	1,727,511
07/15/2028	4.000%	1,000,000	863,180
07/01/2030	4.125%	461,000	377,490
Videotron Ltd.(b)
06/15/2029	3.625%	255,000	213,837
Virgin Media Finance PLC(b)
07/15/2030	5.000%	1,806,000	1,446,908
Virgin Media Secured Finance PLC(b)
05/15/2029	5.500%	168,000	152,870
VZ Secured Financing BV(b)
01/15/2032	5.000%	990,000	794,217
Ziggo Bond Co. BV(b)
02/28/2030	5.125%	509,000	402,840
Ziggo Bond Finance BV(b)
01/15/2027	6.000%	501,000	453,285
Ziggo BV(b)
01/15/2030	4.875%	1,000,000	843,905
Total			37,592,468
Chemicals 0.8%
Ashland LLC(b)
09/01/2031	3.375%	1,000,000	783,233
Avient Corp.(b)
08/01/2030	7.125%	428,000	409,569
Axalta Coating Systems LLC(b)
02/15/2029	3.375%	650,000	536,789
Axalta Coating Systems LLC/Dutch Holding B BV(b)
06/15/2027	4.750%	265,000	242,598
Cheever Escrow Issuer LLC(b)
10/01/2027	7.125%	554,000	507,775
Element Solutions, Inc.(b)
09/01/2028	3.875%	533,000	452,814
HB Fuller Co.
10/15/2028	4.250%	818,000	711,900
Herens Holdco Sarl(b)
05/15/2028	4.750%	369,000	302,164
Illuminate Buyer LLC/Holdings IV, Inc.(b)
07/01/2028	9.000%	355,000	300,202
Innophos Holdings, Inc.(b)
02/15/2028	9.375%	401,000	381,954
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iris Holdings, Inc.(b),(g)
02/15/2026	8.750%	245,000	214,062
Olympus Water US Holding Corp.(b)
10/01/2028	4.250%	432,000	354,499
10/01/2029	6.250%	348,000	241,074
SPCM SA(b)
03/15/2027	3.125%	46,000	40,197
Unifrax Escrow Issuer Corp.(b)
09/30/2028	5.250%	219,000	176,081
09/30/2029	7.500%	123,000	82,507
WR Grace Holdings LLC(b)
06/15/2027	4.875%	4,348,000	3,803,827
08/15/2029	5.625%	675,000	521,794
Total			10,063,039
Construction Machinery 0.8%
H&E Equipment Services, Inc.(b)
12/15/2028	3.875%	895,000	756,941
United Rentals North America, Inc.
05/15/2027	5.500%	49,000	47,827
11/15/2027	3.875%	10,420,000	9,479,344
02/15/2031	3.875%	181,000	150,059
01/15/2032	3.750%	211,000	170,695
Total			10,604,866
Consumer Cyclical Services 0.3%
APX Group, Inc.(b)
07/15/2029	5.750%	68,000	53,657
Arches Buyer, Inc.(b)
12/01/2028	6.125%	612,000	472,374
Match Group, Inc.(b)
06/01/2028	4.625%	174,000	154,610
Staples, Inc.(b)
04/15/2026	7.500%	338,000	293,967
Uber Technologies, Inc.(b)
05/15/2025	7.500%	778,000	778,087
01/15/2028	6.250%	257,000	246,737
08/15/2029	4.500%	1,635,000	1,401,658
Total			3,401,090
Consumer Products 0.3%
CD&R Smokey Buyer, Inc.(b)
07/15/2025	6.750%	657,000	624,117
Mattel, Inc.(b)
04/01/2026	3.375%	171,000	156,615
04/01/2029	3.750%	532,000	460,366
Mattel, Inc.
11/01/2041	5.450%	54,000	42,454

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Corporate Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Newell Brands, Inc.
06/01/2025	4.875%	92,000	88,763
09/15/2027	6.375%	169,000	165,481
09/15/2029	6.625%	240,000	234,541
Prestige Brands, Inc.(b)
01/15/2028	5.125%	509,000	472,896
04/01/2031	3.750%	237,000	190,718
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	215,000	164,655
Spectrum Brands, Inc.
07/15/2025	5.750%	209,000	206,160
Spectrum Brands, Inc.(b)
10/01/2029	5.000%	292,000	238,529
07/15/2030	5.500%	36,000	29,156
Tempur Sealy International, Inc.(b)
10/15/2031	3.875%	303,000	228,120
Total			3,302,571
Diversified Manufacturing 2.6%
BWX Technologies, Inc.(b)
06/30/2028	4.125%	231,000	203,883
Carrier Global Corp.
02/15/2030	2.722%	27,543,000	22,629,181
Gates Global LLC/Co.(b)
01/15/2026	6.250%	807,000	775,611
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	8,827,000	7,780,372
Madison IAQ LLC(b)
06/30/2028	4.125%	600,000	500,804
06/30/2029	5.875%	538,000	370,108
Resideo Funding, Inc.(b)
09/01/2029	4.000%	422,000	345,278
Vertical US Newco, Inc.(b)
07/15/2027	5.250%	526,000	471,628
WESCO Distribution, Inc.(b)
06/15/2025	7.125%	302,000	305,023
06/15/2028	7.250%	558,000	565,924
Total			33,947,812
Electric 12.2%
AEP Texas, Inc.
01/15/2050	3.450%	14,242,000	9,264,471
AES Corp. (The)
01/15/2031	2.450%	6,605,000	4,988,695
American Electric Power Co., Inc.(h)
11/01/2032	5.950%	3,021,000	3,000,367
American Transmission Systems, Inc.(b)
01/15/2032	2.650%	2,737,000	2,137,726
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CenterPoint Energy, Inc.
09/01/2024	2.500%	3,517,000	3,329,934
Clearway Energy Operating LLC(b)
03/15/2028	4.750%	1,709,000	1,585,214
02/15/2031	3.750%	1,052,000	875,573
01/15/2032	3.750%	215,000	170,727
CMS Energy Corp.
11/15/2025	3.600%	8,564,000	8,075,666
Dominion Energy, Inc.
08/15/2052	4.850%	6,180,000	5,078,304
DTE Energy Co.
11/01/2024	4.220%	11,569,000	11,296,590
06/15/2029	3.400%	8,476,000	7,334,001
Duke Energy Corp.
06/15/2031	2.550%	11,660,000	9,133,503
08/15/2052	5.000%	8,650,000	7,144,281
Emera US Finance LP
06/15/2046	4.750%	4,303,000	3,199,613
Eversource Energy
10/01/2024	2.900%	5,000,000	4,775,893
08/15/2030	1.650%	24,816,000	18,617,281
Exelon Corp.(b)
03/15/2032	3.350%	10,315,000	8,575,142
Georgia Power Co.
03/15/2042	4.300%	12,855,000	10,379,462
Jersey Central Power & Light Co.(b)
03/01/2032	2.750%	1,783,000	1,390,388
Leeward Renewable Energy Operations LLC(b)
07/01/2029	4.250%	130,000	105,401
NextEra Energy Operating Partners LP(b)
09/15/2027	4.500%	425,000	395,904
NRG Energy, Inc.
01/15/2028	5.750%	7,000	6,664
NRG Energy, Inc.(b)
06/15/2029	5.250%	2,298,000	2,088,205
02/15/2031	3.625%	600,000	477,522
02/15/2032	3.875%	549,000	433,444
Pacific Gas and Electric Co.
07/01/2050	4.950%	7,360,000	5,491,953
PG&E Corp.
07/01/2030	5.250%	398,000	352,509
Southern California Edison Co.
04/01/2047	4.000%	1,665,000	1,192,839
Southern Co. (The)
07/01/2046	4.400%	5,220,000	4,050,323

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(b)
09/01/2026	5.500%	159,000	152,520
02/15/2027	5.625%	408,000	388,839
07/31/2027	5.000%	252,000	232,476
05/01/2029	4.375%	310,000	265,684
WEC Energy Group, Inc.
10/01/2027	5.150%	7,652,000	7,527,903
10/15/2027	1.375%	7,695,000	6,316,409
Xcel Energy, Inc.
11/15/2031	2.350%	5,588,000	4,295,949
12/01/2049	3.500%	6,349,000	4,285,446
Total			158,412,821
Environmental 1.2%
GFL Environmental, Inc.(b)
06/01/2025	4.250%	95,000	91,032
08/01/2025	3.750%	7,660,000	7,238,600
12/15/2026	5.125%	364,000	347,153
08/01/2028	4.000%	320,000	274,398
06/15/2029	4.750%	509,000	444,540
Waste Connections, Inc.
01/15/2033	4.200%	7,655,000	6,913,478
Waste Pro USA, Inc.(b)
02/15/2026	5.500%	941,000	870,372
Total			16,179,573
Finance Companies 0.4%
Navient Corp.
01/25/2023	5.500%	508,000	508,057
10/25/2024	5.875%	111,000	107,950
06/15/2026	6.750%	475,000	448,175
OneMain Finance Corp.
09/15/2030	4.000%	35,000	26,392
Provident Funding Associates LP/Finance Corp.(b)
06/15/2025	6.375%	383,000	338,533
Quicken Loans LLC/Co-Issuer, Inc.(b)
03/01/2029	3.625%	321,000	248,755
Rocket Mortgage LLC/Co-Issuer, Inc.(b)
10/15/2033	4.000%	3,812,000	2,660,995
Springleaf Finance Corp.
03/15/2024	6.125%	585,000	571,668
Total			4,910,525
Food and Beverage 3.4%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	15,141,000	13,135,455
Bacardi Ltd.(b)
05/15/2038	5.150%	3,790,000	3,175,641
05/15/2048	5.300%	8,920,000	7,301,569
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Darling Ingredients, Inc.(b)
06/15/2030	6.000%	552,000	531,277
FAGE International SA/USA Dairy Industry, Inc.(b)
08/15/2026	5.625%	2,056,000	1,822,537
JBS USA LUX SA/Food Co./Finance, Inc.(b)
12/01/2031	3.750%	248,000	193,912
Kraft Heinz Foods Co.
06/01/2046	4.375%	5,916,000	4,622,531
Lamb Weston Holdings, Inc.(b)
01/31/2032	4.375%	463,000	398,885
Mondelez International, Inc.
03/17/2027	2.625%	7,780,000	6,930,562
Pilgrim’s Pride Corp.(b)
09/30/2027	5.875%	261,000	255,318
04/15/2031	4.250%	1,905,000	1,595,715
03/01/2032	3.500%	1,246,000	956,366
Post Holdings, Inc.(b)
03/01/2027	5.750%	910,000	881,560
04/15/2030	4.625%	736,000	622,163
09/15/2031	4.500%	523,000	432,514
Primo Water Holdings, Inc.(b)
04/30/2029	4.375%	309,000	259,341
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(b)
03/01/2029	4.625%	418,000	348,817
Triton Water Holdings, Inc.(b)
04/01/2029	6.250%	510,000	387,372
US Foods, Inc.(b)
02/15/2029	4.750%	523,000	465,349
06/01/2030	4.625%	354,000	307,511
Total			44,624,395
Gaming 0.6%
Boyd Gaming Corp.
12/01/2027	4.750%	205,000	187,853
Boyd Gaming Corp.(b)
06/15/2031	4.750%	503,000	425,073
Caesars Entertainment, Inc.(b)
10/15/2029	4.625%	1,543,000	1,234,754
Colt Merger Sub, Inc.(b)
07/01/2025	5.750%	664,000	649,206
07/01/2025	6.250%	625,000	610,168
07/01/2027	8.125%	56,000	54,475
International Game Technology PLC(b)
04/15/2026	4.125%	2,003,000	1,858,283
MGM Resorts International
05/01/2025	6.750%	1,375,000	1,356,870
Midwest Gaming Borrower LLC(b)
05/01/2029	4.875%	414,000	352,936

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Corporate Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Penn National Gaming, Inc.(b)
07/01/2029	4.125%	242,000	192,399
Scientific Games Holdings LP/US FinCo, Inc.(b)
03/01/2030	6.625%	719,000	622,916
Scientific Games International, Inc.(b)
07/01/2025	8.625%	104,000	107,185
11/15/2029	7.250%	579,000	559,394
Wynn Resorts Finance LLC/Capital Corp.(b)
04/15/2025	7.750%	94,000	91,623
10/01/2029	5.125%	126,000	100,428
Total			8,403,563
Health Care 2.5%
Acadia Healthcare Co., Inc.(b)
07/01/2028	5.500%	1,258,000	1,167,099
04/15/2029	5.000%	109,000	98,200
AdaptHealth LLC(b)
08/01/2029	4.625%	1,135,000	966,726
03/01/2030	5.125%	749,000	649,497
Avantor Funding, Inc.(b)
07/15/2028	4.625%	914,000	825,624
11/01/2029	3.875%	941,000	794,313
Catalent Pharma Solutions, Inc.(b)
04/01/2030	3.500%	288,000	232,583
Charles River Laboratories International, Inc.(b)
03/15/2029	3.750%	148,000	128,095
03/15/2031	4.000%	194,000	163,257
CHS/Community Health Systems, Inc.(b)
04/15/2029	6.875%	459,000	189,198
05/15/2030	5.250%	1,288,000	892,129
02/15/2031	4.750%	244,000	163,735
CVS Health Corp.
03/25/2048	5.050%	8,535,000	7,247,634
Encompass Health Corp.
02/01/2028	4.500%	1,000,000	894,150
HCA, Inc.(b)
03/15/2052	4.625%	16,191,000	11,903,274
Indigo Merger Sub, Inc.(b)
07/15/2026	2.875%	200,000	181,851
Mozart Debt Merger Sub, Inc.(b)
04/01/2029	3.875%	100,000	81,680
10/01/2029	5.250%	215,000	167,589
Owens & Minor, Inc.(b)
04/01/2030	6.625%	459,000	383,186
Radiology Partners, Inc.(b)
02/01/2028	9.250%	151,000	80,388
RP Escrow Issuer LLC(b)
12/15/2025	5.250%	420,000	315,994
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Select Medical Corp.(b)
08/15/2026	6.250%	1,121,000	1,069,513
Tenet Healthcare Corp.(b)
01/01/2026	4.875%	405,000	382,815
02/01/2027	6.250%	394,000	378,540
11/01/2027	5.125%	1,793,000	1,643,329
10/01/2028	6.125%	721,000	625,119
01/15/2030	4.375%	465,000	390,880
Total			32,016,398
Healthcare Insurance 2.4%
Aetna, Inc.
11/15/2042	4.125%	2,500,000	1,889,434
Centene Corp.
02/15/2030	3.375%	7,594,000	6,305,696
10/15/2030	3.000%	2,046,000	1,642,777
03/01/2031	2.500%	6,742,000	5,152,669
UnitedHealth Group, Inc.
02/15/2063	6.050%	15,083,000	15,518,935
Total			30,509,511
Home Construction 0.1%
Meritage Homes Corp.
06/01/2025	6.000%	330,000	322,414
Meritage Homes Corp.(b)
04/15/2029	3.875%	423,000	342,910
Shea Homes LP/Funding Corp.(b)
02/15/2028	4.750%	171,000	144,205
04/01/2029	4.750%	65,000	52,964
Taylor Morrison Communities, Inc.(b)
01/15/2028	5.750%	193,000	177,025
08/01/2030	5.125%	355,000	295,144
Total			1,334,662
Independent Energy 1.3%
Apache Corp.
02/01/2042	5.250%	748,000	599,960
04/15/2043	4.750%	403,000	302,982
Callon Petroleum Co.
07/01/2026	6.375%	922,000	887,546
Callon Petroleum Co.(b)
08/01/2028	8.000%	191,000	190,467
Canadian Natural Resources Ltd.
06/01/2027	3.850%	4,885,000	4,508,574
CNX Resources Corp.(b)
03/14/2027	7.250%	57,000	56,550
01/15/2029	6.000%	519,000	484,898
01/15/2031	7.375%	200,000	198,551

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colgate Energy Partners III LLC(b)
07/01/2029	5.875%	705,000	657,918
Comstock Resources, Inc.(b)
03/01/2029	6.750%	235,000	225,027
01/15/2030	5.875%	174,000	158,870
CrownRock LP/Finance, Inc.(b)
10/15/2025	5.625%	219,000	211,767
05/01/2029	5.000%	153,000	140,103
Endeavor Energy Resources LP/Finance, Inc.(b)
01/30/2028	5.750%	158,000	153,820
Hilcorp Energy I LP/Finance Co.(b)
02/01/2029	5.750%	731,000	668,992
04/15/2030	6.000%	226,000	205,901
02/01/2031	6.000%	300,000	272,095
04/15/2032	6.250%	353,000	324,981
Matador Resources Co.
09/15/2026	5.875%	520,000	510,900
Occidental Petroleum Corp.
07/15/2025	8.000%	786,000	834,086
09/01/2030	6.625%	593,000	617,179
01/01/2031	6.125%	1,173,000	1,177,463
09/15/2036	6.450%	208,000	206,569
08/15/2039	4.300%	1,250,000	1,029,103
03/15/2046	6.600%	1,048,000	1,032,908
Southwestern Energy Co.
02/01/2029	5.375%	227,000	211,393
02/01/2032	4.750%	1,134,000	982,868
Total			16,851,471
Integrated Energy 0.3%
BP Capital Markets America, Inc.
03/17/2052	3.001%	755,000	469,427
Cenovus Energy, Inc.
02/15/2052	3.750%	5,913,000	3,943,303
Total			4,412,730
Leisure 0.5%
Carnival Corp.(b)
03/01/2027	5.750%	1,309,000	908,470
08/01/2028	4.000%	740,000	597,084
05/01/2029	6.000%	572,000	378,433
Carnival Holdings Bermuda Ltd.(b)
05/01/2028	10.375%	354,000	358,986
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(b)
05/01/2025	5.500%	300,000	297,959
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	472,000	443,642
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cinemark USA, Inc.(b)
05/01/2025	8.750%	121,000	121,876
03/15/2026	5.875%	701,000	591,109
07/15/2028	5.250%	225,000	172,674
Live Nation Entertainment, Inc.(b)
05/15/2027	6.500%	258,000	256,638
10/15/2027	4.750%	398,000	354,369
NCL Corp., Ltd.(b)
02/15/2029	7.750%	112,000	89,296
Royal Caribbean Cruises Ltd.(b)
07/01/2026	4.250%	292,000	232,565
08/31/2026	5.500%	426,000	347,899
07/15/2027	5.375%	226,000	177,341
08/15/2027	11.625%	605,000	587,924
04/01/2028	5.500%	388,000	298,763
01/15/2029	8.250%	525,000	523,334
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	368,000	265,155
Total			7,003,517
Life Insurance 8.5%
AIG Global Funding(b)
09/22/2025	0.900%	6,680,000	5,870,500
CoreBridge Financial, Inc.(b)
04/05/2027	3.650%	3,085,000	2,797,800
Five Corners Funding Trust(b)
11/15/2023	4.419%	23,065,000	22,792,835
Guardian Life Global Funding(b)
12/10/2025	0.875%	13,510,000	11,769,757
New York Life Insurance Co.(b)
Subordinated
05/15/2050	3.750%	2,780,000	1,976,491
Northwestern Mutual Global Funding(b)
01/14/2026	0.800%	8,667,000	7,530,596
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
09/30/2059	3.625%	8,678,000	5,583,961
Pacific Life Global Funding II(b)
04/14/2026	1.375%	17,139,000	14,920,059
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	16,462,000	15,789,876
Principal Life Global Funding II(b)
11/21/2024	2.250%	11,590,000	10,854,590
08/16/2026	1.250%	1,000,000	850,377
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%	4,715,000	4,028,228
05/15/2050	3.300%	8,368,000	5,418,690

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Corporate Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Voya Financial, Inc.
06/15/2046	4.800%	825,000	627,467
Total			110,811,227
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(b)
05/01/2025	5.375%	310,000	305,263
Marriott Ownership Resorts, Inc.(b)
06/15/2029	4.500%	128,000	107,137
Total			412,400
Media and Entertainment 3.7%
Cengage Learning, Inc.(b)
06/15/2024	9.500%	524,000	496,513
Clear Channel International BV(b)
08/01/2025	6.625%	274,000	261,138
Clear Channel Outdoor Holdings, Inc.(b)
04/15/2028	7.750%	1,353,000	1,103,824
06/01/2029	7.500%	433,000	340,433
iHeartCommunications, Inc.
05/01/2026	6.375%	261,962	249,030
05/01/2027	8.375%	884,518	795,206
iHeartCommunications, Inc.(b)
08/15/2027	5.250%	102,000	92,964
01/15/2028	4.750%	749,000	653,436
Magallanes, Inc.(b)
03/15/2062	5.391%	31,436,000	21,920,265
Netflix, Inc.
11/15/2028	5.875%	995,000	988,391
05/15/2029	6.375%	388,000	395,699
Netflix, Inc.(b)
11/15/2029	5.375%	18,947,000	18,141,242
06/15/2030	4.875%	725,000	671,078
Outfront Media Capital LLC/Corp.(b)
01/15/2029	4.250%	216,000	177,571
03/15/2030	4.625%	367,000	302,825
Playtika Holding Corp.(b)
03/15/2029	4.250%	283,000	235,684
Roblox Corp.(b)
05/01/2030	3.875%	453,000	371,847
Scripps Escrow, Inc.(b)
07/15/2027	5.875%	564,000	510,855
Univision Communications, Inc.(b)
05/01/2029	4.500%	248,000	209,222
06/30/2030	7.375%	431,000	419,685
Total			48,336,908
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.6%
Allegheny Technologies, Inc.
10/01/2029	4.875%	122,000	102,502
10/01/2031	5.125%	590,000	494,724
Constellium NV(b)
02/15/2026	5.875%	376,000	349,789
Constellium SE(b)
06/15/2028	5.625%	893,000	785,133
04/15/2029	3.750%	491,000	384,983
Hudbay Minerals, Inc.(b)
04/01/2026	4.500%	344,000	302,288
04/01/2029	6.125%	403,000	333,603
Kaiser Aluminum Corp.(b)
03/01/2028	4.625%	91,000	79,612
06/01/2031	4.500%	836,000	656,506
Novelis Corp.(b)
11/15/2026	3.250%	370,000	325,790
01/30/2030	4.750%	3,836,000	3,263,080
08/15/2031	3.875%	367,000	284,618
Total			7,362,628
Midstream 3.4%
CNX Midstream Partners LP(b)
04/15/2030	4.750%	485,000	399,275
DT Midstream, Inc.(b)
06/15/2029	4.125%	318,000	274,823
06/15/2031	4.375%	637,000	536,703
Enterprise Products Operating LLC
03/15/2044	4.850%	1,846,000	1,515,639
01/31/2060	3.950%	4,407,000	2,935,424
EQM Midstream Partners LP
08/01/2024	4.000%	562,000	531,998
07/15/2048	6.500%	230,000	177,180
EQM Midstream Partners LP(b)
07/01/2025	6.000%	212,000	205,487
07/01/2027	6.500%	307,000	299,281
01/15/2029	4.500%	333,000	283,069
01/15/2031	4.750%	1,171,000	978,300
Hess Midstream Operations LP(b)
02/15/2030	4.250%	143,000	122,248
Holly Energy Partners LP/Finance Corp.(b)
04/15/2027	6.375%	274,000	264,628
ITT Holdings LLC(b)
08/01/2029	6.500%	210,000	169,039
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	5,946,000	4,788,364
Kinder Morgan, Inc.
02/15/2046	5.050%	3,281,000	2,651,852
08/01/2052	5.450%	2,663,000	2,252,540

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPLX LP
04/15/2048	4.700%	1,199,000	894,707
03/14/2052	4.950%	3,022,000	2,341,310
NuStar Logistics LP
10/01/2025	5.750%	182,000	176,503
06/01/2026	6.000%	132,000	127,920
04/28/2027	5.625%	247,000	229,400
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	9,270,000	6,553,216
Sunoco LP/Finance Corp.
04/15/2027	6.000%	316,000	309,605
Targa Resources Partners LP/Finance Corp.
01/15/2028	5.000%	357,000	329,275
03/01/2030	5.500%	869,000	801,356
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	747,000	639,408
Venture Global Calcasieu Pass LLC(b)
08/15/2029	3.875%	699,000	604,735
08/15/2031	4.125%	1,016,000	868,602
11/01/2033	3.875%	562,000	451,051
Western Gas Partners LP
03/01/2048	5.300%	1,543,000	1,233,463
08/15/2048	5.500%	2,776,000	2,255,656
Williams Companies, Inc. (The)
09/15/2045	5.100%	2,955,000	2,433,890
Williams Cos, Inc. (The)
08/15/2052	5.300%	6,184,000	5,217,688
Total			43,853,635
Natural Gas 1.6%
NiSource, Inc.
09/01/2029	2.950%	13,755,000	11,501,531
05/15/2047	4.375%	11,881,000	9,173,220
Total			20,674,751
Oil Field Services 0.1%
Nabors Industries Ltd.(b)
01/15/2026	7.250%	220,000	212,151
Transocean Guardian Ltd.(b)
01/15/2024	5.875%	68,392	66,565
Transocean Sentry Ltd.(b)
05/15/2023	5.375%	356,484	352,287
Total			631,003
Other Industry 0.0%
Hillenbrand, Inc.
03/01/2031	3.750%	215,000	172,328
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.5%
Blackstone Mortgage Trust, Inc.(b)
01/15/2027	3.750%	621,000	528,338
Ladder Capital Finance Holdings LLLP/Corp.(b)
10/01/2025	5.250%	558,000	514,624
02/01/2027	4.250%	390,000	329,663
06/15/2029	4.750%	3,536,000	2,826,447
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(b)
10/01/2028	5.875%	384,000	348,397
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(b)
05/15/2029	4.875%	317,000	270,953
RHP Hotel Properties LP/Finance Corp.(b)
02/15/2029	4.500%	216,000	189,439
RLJ Lodging Trust LP(b)
07/01/2026	3.750%	222,000	203,112
09/15/2029	4.000%	275,000	230,325
Service Properties Trust
03/15/2024	4.650%	209,000	198,977
10/01/2024	4.350%	98,000	90,000
12/15/2027	5.500%	129,000	111,127
Total			5,841,402
Packaging 0.4%
Ardagh Metal Packaging Finance USA LLC/PLC(b)
06/15/2027	6.000%	501,000	480,703
09/01/2029	4.000%	769,000	585,646
Ardagh Packaging Finance PLC/Holdings USA, Inc.(b)
08/15/2026	4.125%	594,000	510,989
Berry Global, Inc.
01/15/2026	1.570%	2,125,000	1,842,607
Canpack SA/US LLC(b)
11/15/2029	3.875%	829,000	658,298
Trivium Packaging Finance BV(b)
08/15/2026	5.500%	178,000	163,657
08/15/2027	8.500%	399,000	378,548
Total			4,620,448
Pharmaceuticals 1.2%
1375209 BC Ltd.(b)
01/30/2028	9.000%	97,000	94,412
AbbVie, Inc.
05/14/2035	4.500%	3,064,000	2,725,119
11/06/2042	4.400%	4,425,000	3,623,291
11/14/2048	4.875%	1,296,000	1,109,598
11/21/2049	4.250%	689,000	534,371
Amgen, Inc.
03/01/2053	4.875%	2,054,000	1,742,106
02/22/2062	4.400%	5,792,000	4,405,408

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Corporate Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bausch Health Companies, Inc.(b)
02/01/2027	6.125%	486,000	320,426
06/01/2028	4.875%	152,000	93,277
09/30/2028	11.000%	173,000	135,074
10/15/2030	14.000%	34,000	19,471
Endo Dac/Finance LLC/Finco, Inc.(b),(e)
06/30/2028	0.000%	260,000	12,574
Grifols Escrow Issuer SA(b)
10/15/2028	4.750%	352,000	275,238
Organon Finance 1 LLC(b)
04/30/2028	4.125%	419,000	368,790
04/30/2031	5.125%	808,000	686,047
Total			16,145,202
Property & Casualty 0.4%
Alliant Holdings Intermediate LLC/Co-Issuer(b)
10/15/2027	4.250%	32,000	28,915
10/15/2027	6.750%	834,000	762,268
11/01/2029	5.875%	332,000	281,945
AssuredPartners, Inc.(b)
08/15/2025	7.000%	568,000	547,856
01/15/2029	5.625%	608,000	499,989
BroadStreet Partners, Inc.(b)
04/15/2029	5.875%	716,000	578,760
GTCR AP Finance, Inc.(b)
05/15/2027	8.000%	39,000	37,194
HUB International Ltd.(b)
05/01/2026	7.000%	1,250,000	1,233,679
12/01/2029	5.625%	622,000	534,606
Ryan Specialty Group LLC(b)
02/01/2030	4.375%	75,000	63,977
USI, Inc.(b)
05/01/2025	6.875%	321,000	313,102
Total			4,882,291
Restaurants 0.1%
Fertitta Entertainment LLC/Finance Co., Inc.(b)
01/15/2030	6.750%	605,000	474,856
IRB Holding Corp.(b)
06/15/2025	7.000%	874,000	874,347
Yum! Brands, Inc.
04/01/2032	5.375%	558,000	499,225
Total			1,848,428
Retailers 1.4%
Asbury Automotive Group, Inc.(b)
11/15/2029	4.625%	142,000	116,770
Group 1 Automotive, Inc.(b)
08/15/2028	4.000%	100,000	82,321
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.(b)
07/01/2025	9.375%	37,000	38,551
10/01/2030	6.625%	498,000	446,202
L Brands, Inc.
06/15/2029	7.500%	113,000	107,173
11/01/2035	6.875%	227,000	193,029
LCM Investments Holdings II LLC(b)
05/01/2029	4.875%	273,000	231,065
Lithia Motors, Inc.(b)
01/15/2031	4.375%	255,000	207,511
Lowe’s Companies, Inc.
04/01/2062	4.450%	9,805,000	7,149,001
09/15/2062	5.800%	9,753,000	8,731,577
PetSmart, Inc./Finance Corp.(b)
02/15/2028	4.750%	423,000	385,583
02/15/2029	7.750%	603,000	566,132
Total			18,254,915
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
03/15/2026	7.500%	147,000	150,678
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
03/15/2026	3.250%	223,000	200,764
01/15/2027	4.625%	339,000	314,410
Total			665,852
Technology 5.7%
Black Knight InfoServ LLC(b)
09/01/2028	3.625%	595,000	517,473
Block, Inc.
06/01/2026	2.750%	103,000	92,175
06/01/2031	3.500%	217,000	174,699
Boxer Parent Co., Inc.(b)
10/02/2025	7.125%	82,000	80,718
Broadcom, Inc.(b)
11/15/2036	3.187%	13,816,000	9,426,797
Clarivate Science Holdings Corp.(b)
07/01/2028	3.875%	258,000	223,469
07/01/2029	4.875%	695,000	579,483
Condor Merger Sub, Inc.(b)
02/15/2030	7.375%	940,000	778,679
Dun & Bradstreet Corp. (The)(b)
12/15/2029	5.000%	197,000	166,962
Entegris Escrow Corp.(b)
04/15/2029	4.750%	180,000	160,731
06/15/2030	5.950%	633,000	578,430
Fidelity National Information Services, Inc.
07/15/2052	5.625%	4,019,000	3,511,671

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2022	15

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gartner, Inc.(b)
07/01/2028	4.500%	2,178,000	2,018,547
06/15/2029	3.625%	195,000	168,049
HealthEquity, Inc.(b)
10/01/2029	4.500%	626,000	547,048
Helios Software Holdings, Inc.(b)
05/01/2028	4.625%	476,000	367,211
HP, Inc.(b)
03/01/2029	4.750%	963,000	972,463
Intel Corp.
08/05/2062	5.050%	4,075,000	3,321,216
International Business Machines Corp.
07/27/2052	4.900%	3,090,000	2,605,799
ION Trading Technologies Sarl(b)
05/15/2028	5.750%	494,000	397,696
Iron Mountain, Inc.(b)
07/15/2030	5.250%	827,000	717,251
Logan Merger Sub, Inc.(b)
09/01/2027	5.500%	1,368,000	797,148
Microchip Technology, Inc.
02/15/2024	0.972%	8,629,000	8,120,619
Minerva Merger Sub, Inc.(b)
02/15/2030	6.500%	1,042,000	813,036
MSCI, Inc.(b)
11/01/2031	3.625%	7,585,000	6,251,149
NCR Corp.(b)
09/01/2027	5.750%	274,000	264,321
10/01/2028	5.000%	424,000	359,412
04/15/2029	5.125%	828,000	694,235
09/01/2029	6.125%	215,000	205,953
10/01/2030	5.250%	220,000	177,704
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,375,000	1,140,253
05/11/2031	2.500%	15,995,000	12,017,481
01/15/2033	5.000%	2,407,000	2,166,078
Oracle Corp.
03/25/2041	3.650%	6,388,000	4,331,269
04/01/2050	3.600%	2,580,000	1,588,429
Picard Midco, Inc.(b)
03/31/2029	6.500%	366,000	317,542
Shift4 Payments LLC/Finance Sub, Inc.(b)
11/01/2026	4.625%	912,000	840,804
Switch Ltd.(b)
09/15/2028	3.750%	45,000	45,451
06/15/2029	4.125%	247,000	247,860
Tempo Acquisition LLC/Finance Corp.(b)
06/01/2025	5.750%	175,000	172,669
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VeriSign, Inc.
06/15/2031	2.700%	6,364,000	4,943,207
Verscend Escrow Corp.(b)
08/15/2026	9.750%	505,000	506,412
ZoomInfo Technologies LLC/Finance Corp.(b)
02/01/2029	3.875%	441,000	371,431
Total			73,779,030
Tobacco 0.2%
BAT Capital Corp.
08/15/2047	4.540%	4,180,000	2,706,802
Wireless 3.8%
Altice France Holding SA(b)
05/15/2027	10.500%	329,000	256,176
02/15/2028	6.000%	343,000	221,626
Altice France SA(b)
02/01/2027	8.125%	372,000	340,747
01/15/2028	5.500%	1,647,000	1,306,759
07/15/2029	5.125%	1,059,000	798,297
10/15/2029	5.500%	120,000	91,471
American Tower Corp.
08/15/2029	3.800%	4,746,000	4,142,443
06/15/2030	2.100%	2,850,000	2,166,132
Crown Castle International Corp.
04/01/2031	2.100%	6,110,000	4,564,200
SBA Communications Corp.
02/15/2027	3.875%	277,000	250,346
02/01/2029	3.125%	110,000	89,130
Sprint Capital Corp.
03/15/2032	8.750%	125,000	146,647
Sprint Corp.
06/15/2024	7.125%	316,000	320,939
03/01/2026	7.625%	552,000	575,138
T-Mobile US, Inc.
02/15/2026	2.250%	1,147,000	1,030,367
02/15/2029	2.625%	20,007,000	16,602,935
02/15/2031	2.875%	3,544,000	2,854,475
04/15/2031	3.500%	13,814,000	11,689,392
Vmed O2 UK Financing I PLC(b)
01/31/2031	4.250%	1,059,000	852,513
07/15/2031	4.750%	849,000	689,057
Total			48,988,790
Wirelines 3.1%
AT&T, Inc.
05/15/2035	4.500%	2,000,000	1,726,667
12/01/2057	3.800%	17,481,000	11,517,359
CenturyLink, Inc.(b)
02/15/2027	4.000%	205,000	174,486

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Corporate Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Front Range BidCo, Inc.(b)
03/01/2027	4.000%	984,000	759,990
Frontier Communications Holdings LLC(b)
05/15/2030	8.750%	326,000	332,836
Iliad Holding SAS(b)
10/15/2026	6.500%	915,000	848,110
10/15/2028	7.000%	1,037,000	938,006
Telefonica Emisiones SAU
03/06/2048	4.895%	5,905,000	4,231,088
Verizon Communications, Inc.
03/21/2031	2.550%	24,815,000	19,602,486
Total			40,131,028
Total Corporate Bonds & Notes (Cost $1,486,670,861)			1,219,132,332

Foreign Government Obligations(i) 0.1%

Canada 0.1%
NOVA Chemicals Corp.(b)
06/01/2027	5.250%	251,000	224,291
05/15/2029	4.250%	313,000	255,633
Total			479,924
Total Foreign Government Obligations (Cost $560,329)			479,924

Senior Loans 0.3%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(j),(k)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	7.438%	385,090	369,086
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(j),(k)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	2.500%	333,055	288,509
8th Avenue Food & Provisions, Inc.(f),(j),(k)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	6.750%	78,084	62,467
Total			350,976
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.1%
SWF Holdings I Corp.(j),(k)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	7.602%	736,300	569,940
Media and Entertainment 0.1%
Cengage Learning, Inc.(j),(k)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	7.814%	461,654	406,832
Technology 0.1%
Ascend Learning LLC(j),(k)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	2.500%	409,902	375,176
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	9.504%	246,000	208,177
DCert Buyer, Inc.(j),(k)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	9.903%	357,000	331,653
Epicore Software Corp.(j),(k)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	11.504%	101,000	98,759
UKG, Inc.(j),(k)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	6.998%	245,772	236,794
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	8.998%	478,000	438,565
Total			1,689,124
Total Senior Loans (Cost $3,811,293)			3,385,958

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2022	17

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
U.S. Treasury Obligations 3.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
06/30/2025	0.250%	1,950,000	1,749,211
12/31/2025	0.375%	11,000,000	9,704,062
06/30/2027	0.500%	8,300,000	6,984,969
07/31/2027	2.750%	7,648,100	7,150,376
12/31/2027	0.625%	4,000,000	3,330,938
08/15/2032	2.750%	7,647,100	6,847,739
08/15/2047	2.750%	13,324,700	9,993,525
Total U.S. Treasury Obligations (Cost $51,619,861)			45,760,820
Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.246%(l),(m)	15,998,132	15,991,732
Total Money Market Funds (Cost $15,991,168)		15,991,732
Total Investments in Securities (Cost: $1,560,179,524)		1,285,146,834
Other Assets & Liabilities, Net		12,224,650
Net Assets		1,297,371,484

At October 31, 2022, securities and/or cash totaling $5,025,580 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	486	12/2022	USD	58,563,000	—	(6,730,828)
U.S. Treasury 2-Year Note	532	12/2022	USD	108,731,656	—	(2,064,848)
U.S. Treasury 5-Year Note	1,637	12/2022	USD	174,493,969	—	(6,645,342)
Total					—	(15,441,018)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(1,660)	12/2022	USD	(183,585,625)	10,385,514	—
U.S. Treasury Ultra 10-Year Note	(985)	12/2022	USD	(114,244,609)	9,441,519	—
U.S. Treasury Ultra Bond	(226)	12/2022	USD	(28,850,313)	4,962,873	—
U.S. Ultra Treasury Bond	(52)	12/2022	USD	(6,638,125)	—	(4,046)
Total					24,789,906	(4,046)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2022, the total value of these securities amounted to $399,190,413, which represents 30.77% of total net assets.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2022.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2022, the total value of these securities amounted to $9,525, which represents less than 0.01% of total net assets.
(e)	Represents a security in default.
(f)	Valuation based on significant unobservable inputs.
(g)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(h)	Represents a security purchased on a when-issued basis.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	The stated interest rate represents the weighted average interest rate at October 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Corporate Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(k)	Variable rate security. The interest rate shown was the current rate as of October 31, 2022.
(l)	The rate shown is the seven-day current annualized yield at October 31, 2022.
(m)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.246%
	108,888,867	260,548,498	(353,439,827)	(5,806)	15,991,732	(18,416)	385,756	15,998,132
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2022	19

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Financials	70,371	—	—	70,371
Total Common Stocks	70,371	—	—	70,371
Convertible Bonds	—	325,697	—	325,697
Corporate Bonds & Notes	—	1,219,122,807	9,525	1,219,132,332
Foreign Government Obligations	—	479,924	—	479,924
Senior Loans	—	3,323,491	62,467	3,385,958
U.S. Treasury Obligations	—	45,760,820	—	45,760,820
Money Market Funds	15,991,732	—	—	15,991,732
Total Investments in Securities	16,062,103	1,269,012,739	71,992	1,285,146,834
Investments in Derivatives
Asset
Futures Contracts	24,789,906	—	—	24,789,906
Liability
Futures Contracts	(15,445,064)	—	—	(15,445,064)
Total	25,406,945	1,269,012,739	71,992	1,294,491,676
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Corporate Income Fund | Semiannual Report 2022

Statement of Assets and Liabilities
October 31, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,544,188,356)	$1,269,155,102
Affiliated issuers (cost $15,991,168)	15,991,732
Cash	2,823
Margin deposits on:
Futures contracts	5,025,580
Receivable for:
Investments sold	3,734,661
Investments sold on a delayed delivery basis	1,629,558
Capital shares sold	3,881,227
Dividends	41,125
Interest	13,933,740
Foreign tax reclaims	51,601
Variation margin for futures contracts	1,763,152
Expense reimbursement due from Investment Manager	5,193
Prepaid expenses	15,347
Trustees’ deferred compensation plan	161,131
Other assets	21,136
Total assets	1,315,413,108
Liabilities
Payable for:
Investments purchased	5,937,290
Investments purchased on a delayed delivery basis	4,616,221
Capital shares purchased	1,802,398
Distributions to shareholders	4,297,159
Variation margin for futures contracts	971,395
Management services fees	52,733
Distribution and/or service fees	2,027
Transfer agent fees	144,920
Compensation of board members	20,198
Compensation of chief compliance officer	140
Other expenses	36,012
Trustees’ deferred compensation plan	161,131
Total liabilities	18,041,624
Net assets applicable to outstanding capital stock	$1,297,371,484
Represented by
Paid in capital	1,637,914,239
Total distributable earnings (loss)	(340,542,755)
Total - representing net assets applicable to outstanding capital stock	$1,297,371,484
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2022	21

Statement of Assets and Liabilities  (continued)
October 31, 2022 (Unaudited)
Class A
Net assets	$90,941,744
Shares outstanding	10,752,610
Net asset value per share	$8.46
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$8.88
Advisor Class
Net assets	$116,543,947
Shares outstanding	13,801,546
Net asset value per share	$8.44
Class C
Net assets	$2,282,710
Shares outstanding	269,996
Net asset value per share	$8.45
Institutional Class
Net assets	$322,898,991
Shares outstanding	38,183,130
Net asset value per share	$8.46
Institutional 2 Class
Net assets	$64,456,549
Shares outstanding	7,631,405
Net asset value per share	$8.45
Institutional 3 Class
Net assets	$700,247,543
Shares outstanding	82,841,473
Net asset value per share	$8.45
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Corporate Income Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended October 31, 2022 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$385,756
Interest	28,773,988
Total income	29,159,744
Expenses:
Management services fees	3,658,357
Distribution and/or service fees
Class A	127,085
Class C	9,859
Transfer agent fees
Class A	80,651
Advisor Class	132,170
Class C	1,955
Institutional Class	284,268
Institutional 2 Class	13,948
Institutional 3 Class	26,133
Compensation of board members	14,797
Custodian fees	6,668
Printing and postage fees	18,576
Registration fees	53,514
Audit fees	16,611
Legal fees	15,001
Compensation of chief compliance officer	140
Other	14,827
Total expenses	4,474,560
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(331,500)
Fees waived by transfer agent
Institutional 2 Class	(1,658)
Institutional 3 Class	(26,132)
Expense reduction	(1,001)
Total net expenses	4,114,269
Net investment income	25,045,475
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(60,845,710)
Investments — affiliated issuers	(18,416)
Futures contracts	7,173,202
Net realized loss	(53,690,924)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(73,891,428)
Investments — affiliated issuers	(5,806)
Futures contracts	3,634,323
Net change in unrealized appreciation (depreciation)	(70,262,911)
Net realized and unrealized loss	(123,953,835)
Net decrease in net assets resulting from operations	$(98,908,360)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2022	23

Statement of Changes in Net Assets
	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
Operations
Net investment income	$25,045,475	$37,488,969
Net realized loss	(53,690,924)	(2,173,302)
Net change in unrealized appreciation (depreciation)	(70,262,911)	(226,095,867)
Net decrease in net assets resulting from operations	(98,908,360)	(190,780,200)
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,557,738)	(3,854,952)
Advisor Class	(2,735,076)	(2,031,592)
Class C	(31,088)	(130,378)
Institutional Class	(5,931,404)	(18,611,079)
Institutional 2 Class	(847,183)	(2,203,410)
Institutional 3 Class	(13,987,395)	(43,577,361)
Total distributions to shareholders	(25,089,884)	(70,408,772)
Increase (decrease) in net assets from capital stock activity	(176,849,629)	399,692,269
Total increase (decrease) in net assets	(300,847,873)	138,503,297
Net assets at beginning of period	1,598,219,357	1,459,716,060
Net assets at end of period	$1,297,371,484	$1,598,219,357
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Corporate Income Fund | Semiannual Report 2022

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2022 (Unaudited)		April 30, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	388,361	3,505,947	638,607	6,769,881
Fund reorganization	—	—	5,714,967	59,304,731
Distributions reinvested	165,377	1,468,870	343,238	3,605,192
Redemptions	(1,502,220)	(13,469,392)	(3,212,631)	(32,315,030)
Net increase (decrease)	(948,482)	(8,494,575)	3,484,181	37,364,774
Advisor Class
Subscriptions	345,420	3,110,081	877,829	8,954,563
Fund reorganization	—	—	24,537,894	254,220,549
Distributions reinvested	208,698	1,855,942	145,363	1,444,471
Redemptions	(7,492,338)	(65,523,318)	(5,808,925)	(57,624,830)
Net increase (decrease)	(6,938,220)	(60,557,295)	19,752,161	206,994,753
Class C
Subscriptions	40,935	367,749	53,093	553,091
Distributions reinvested	3,338	29,600	11,849	125,621
Redemptions	(57,246)	(514,868)	(195,053)	(2,044,510)
Net decrease	(12,973)	(117,519)	(130,111)	(1,365,798)
Institutional Class
Subscriptions	2,499,600	22,336,670	8,951,136	94,457,557
Distributions reinvested	543,941	4,830,662	1,360,579	14,368,616
Redemptions	(6,153,209)	(55,011,699)	(9,054,166)	(95,583,271)
Net increase (decrease)	(3,109,668)	(27,844,367)	1,257,549	13,242,902
Institutional 2 Class
Subscriptions	3,836,204	33,057,830	2,215,006	22,835,824
Distributions reinvested	95,840	846,946	208,806	2,202,458
Redemptions	(1,852,952)	(16,783,788)	(1,448,999)	(15,704,938)
Net increase	2,079,092	17,120,988	974,813	9,333,344
Institutional 3 Class
Subscriptions	6,894,543	62,974,429	17,930,828	191,386,445
Distributions reinvested	1,434,009	12,738,509	3,706,220	39,133,542
Redemptions	(19,331,054)	(172,669,799)	(9,092,452)	(96,397,693)
Net increase (decrease)	(11,002,502)	(96,956,861)	12,544,596	134,122,294
Total net increase (decrease)	(19,932,753)	(176,849,629)	37,883,189	399,692,269
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2022	25

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2022 (Unaudited)	$9.22	0.14	(0.76)	(0.62)	(0.14)	—	(0.14)
Year Ended 4/30/2022	$10.77	0.21	(1.32)	(1.11)	(0.22)	(0.22)	(0.44)
Year Ended 4/30/2021	$10.87	0.23	0.38	0.61	(0.24)	(0.47)	(0.71)
Year Ended 4/30/2020	$10.15	0.29	0.72	1.01	(0.29)	—	(0.29)
Year Ended 4/30/2019	$9.88	0.30	0.27	0.57	(0.30)	—	(0.30)
Year Ended 4/30/2018	$10.11	0.26	(0.23)	0.03	(0.26)	—	(0.26)
Advisor Class
Six Months Ended 10/31/2022 (Unaudited)	$9.21	0.15	(0.77)	(0.62)	(0.15)	—	(0.15)
Year Ended 4/30/2022	$10.76	0.25	(1.34)	(1.09)	(0.24)	(0.22)	(0.46)
Year Ended 4/30/2021	$10.85	0.27	0.37	0.64	(0.26)	(0.47)	(0.73)
Year Ended 4/30/2020	$10.14	0.32	0.71	1.03	(0.32)	—	(0.32)
Year Ended 4/30/2019	$9.87	0.33	0.27	0.60	(0.33)	—	(0.33)
Year Ended 4/30/2018	$10.10	0.28	(0.23)	0.05	(0.28)	—	(0.28)
Class C
Six Months Ended 10/31/2022 (Unaudited)	$9.22	0.11	(0.77)	(0.66)	(0.11)	—	(0.11)
Year Ended 4/30/2022	$10.77	0.15	(1.32)	(1.17)	(0.16)	(0.22)	(0.38)
Year Ended 4/30/2021	$10.86	0.17	0.38	0.55	(0.17)	(0.47)	(0.64)
Year Ended 4/30/2020	$10.15	0.23	0.71	0.94	(0.23)	—	(0.23)
Year Ended 4/30/2019	$9.88	0.24	0.27	0.51	(0.24)	—	(0.24)
Year Ended 4/30/2018	$10.11	0.20	(0.23)	(0.03)	(0.20)	—	(0.20)
Institutional Class
Six Months Ended 10/31/2022 (Unaudited)	$9.22	0.15	(0.76)	(0.61)	(0.15)	—	(0.15)
Year Ended 4/30/2022	$10.77	0.24	(1.33)	(1.09)	(0.24)	(0.22)	(0.46)
Year Ended 4/30/2021	$10.87	0.26	0.37	0.63	(0.26)	(0.47)	(0.73)
Year Ended 4/30/2020	$10.15	0.32	0.72	1.04	(0.32)	—	(0.32)
Year Ended 4/30/2019	$9.88	0.33	0.27	0.60	(0.33)	—	(0.33)
Year Ended 4/30/2018	$10.11	0.28	(0.23)	0.05	(0.28)	—	(0.28)
Institutional 2 Class
Six Months Ended 10/31/2022 (Unaudited)	$9.21	0.16	(0.76)	(0.60)	(0.16)	—	(0.16)
Year Ended 4/30/2022	$10.76	0.25	(1.32)	(1.07)	(0.26)	(0.22)	(0.48)
Year Ended 4/30/2021	$10.85	0.27	0.38	0.65	(0.27)	(0.47)	(0.74)
Year Ended 4/30/2020	$10.14	0.33	0.71	1.04	(0.33)	—	(0.33)
Year Ended 4/30/2019	$9.87	0.35	0.26	0.61	(0.34)	—	(0.34)
Year Ended 4/30/2018	$10.09	0.29	(0.22)	0.07	(0.29)	—	(0.29)
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Corporate Income Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2022 (Unaudited)	$8.46	(6.79%)	0.92%(c)	0.87%(c),(d)	3.06%(c)	27%	$90,942
Year Ended 4/30/2022	$9.22	(10.79%)	0.92%	0.87%(d)	2.03%	80%	$107,905
Year Ended 4/30/2021	$10.77	5.47%	0.93%	0.88%(d)	2.10%	74%	$88,537
Year Ended 4/30/2020	$10.87	10.10%	0.95%	0.91%(d)	2.77%	91%	$68,880
Year Ended 4/30/2019	$10.15	5.93%	0.93%	0.91%(d)	3.07%	65%	$60,085
Year Ended 4/30/2018	$9.88	0.22%	0.95%	0.92%(d)	2.52%	78%	$63,283
Advisor Class
Six Months Ended 10/31/2022 (Unaudited)	$8.44	(6.79%)	0.67%(c)	0.62%(c),(d)	3.28%(c)	27%	$116,544
Year Ended 4/30/2022	$9.21	(10.58%)	0.67%	0.62%(d)	2.54%	80%	$190,943
Year Ended 4/30/2021	$10.76	5.83%	0.68%	0.63%(d)	2.38%	74%	$10,624
Year Ended 4/30/2020	$10.85	10.28%	0.70%	0.66%(d)	3.02%	91%	$18,086
Year Ended 4/30/2019	$10.14	6.20%	0.68%	0.66%(d)	3.32%	65%	$8,289
Year Ended 4/30/2018	$9.87	0.46%	0.70%	0.67%(d)	2.75%	78%	$9,009
Class C
Six Months Ended 10/31/2022 (Unaudited)	$8.45	(7.16%)	1.47%(c)	1.42%(c),(d)	2.51%(c)	27%	$2,283
Year Ended 4/30/2022	$9.22	(11.28%)	1.54%	1.42%(d)	1.41%	80%	$2,609
Year Ended 4/30/2021	$10.77	4.96%	1.68%	1.45%(d)	1.53%	74%	$4,450
Year Ended 4/30/2020	$10.86	9.35%	1.70%	1.51%(d)	2.17%	91%	$5,646
Year Ended 4/30/2019	$10.15	5.29%	1.68%	1.51%(d)	2.45%	65%	$5,045
Year Ended 4/30/2018	$9.88	(0.38%)	1.70%	1.52%(d)	1.92%	78%	$7,856
Institutional Class
Six Months Ended 10/31/2022 (Unaudited)	$8.46	(6.67%)	0.67%(c)	0.62%(c),(d)	3.31%(c)	27%	$322,899
Year Ended 4/30/2022	$9.22	(10.57%)	0.67%	0.62%(d)	2.24%	80%	$380,743
Year Ended 4/30/2021	$10.77	5.73%	0.68%	0.63%(d)	2.36%	74%	$431,331
Year Ended 4/30/2020	$10.87	10.37%	0.70%	0.66%(d)	3.02%	91%	$364,875
Year Ended 4/30/2019	$10.15	6.19%	0.68%	0.66%(d)	3.31%	65%	$579,312
Year Ended 4/30/2018	$9.88	0.47%	0.69%	0.66%(d)	2.78%	78%	$760,048
Institutional 2 Class
Six Months Ended 10/31/2022 (Unaudited)	$8.45	(6.64%)	0.57%(c)	0.52%(c)	3.45%(c)	27%	$64,457
Year Ended 4/30/2022	$9.21	(10.49%)	0.56%	0.52%	2.34%	80%	$51,119
Year Ended 4/30/2021	$10.76	5.94%	0.58%	0.53%	2.45%	74%	$49,251
Year Ended 4/30/2020	$10.85	10.39%	0.58%	0.56%	3.13%	91%	$6,267
Year Ended 4/30/2019	$10.14	6.29%	0.59%	0.58%	3.52%	65%	$8,052
Year Ended 4/30/2018	$9.87	0.67%	0.59%	0.57%	2.86%	78%	$1,782
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2022	27

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2022 (Unaudited)	$9.22	0.16	(0.77)	(0.61)	(0.16)	—	(0.16)
Year Ended 4/30/2022	$10.77	0.25	(1.32)	(1.07)	(0.26)	(0.22)	(0.48)
Year Ended 4/30/2021	$10.86	0.28	0.38	0.66	(0.28)	(0.47)	(0.75)
Year Ended 4/30/2020	$10.15	0.33	0.72	1.05	(0.34)	—	(0.34)
Year Ended 4/30/2019	$9.88	0.34	0.27	0.61	(0.34)	—	(0.34)
Year Ended 4/30/2018	$10.11	0.30	(0.23)	0.07	(0.30)	—	(0.30)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Corporate Income Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2022 (Unaudited)	$8.45	(6.71%)	0.52%(c)	0.47%(c)	3.46%(c)	27%	$700,248
Year Ended 4/30/2022	$9.22	(10.43%)	0.51%	0.47%	2.39%	80%	$864,900
Year Ended 4/30/2021	$10.77	5.99%	0.52%	0.47%	2.49%	74%	$875,524
Year Ended 4/30/2020	$10.86	10.44%	0.53%	0.50%	3.17%	91%	$556,117
Year Ended 4/30/2019	$10.15	6.34%	0.53%	0.52%	3.44%	65%	$442,521
Year Ended 4/30/2018	$9.88	0.62%	0.53%	0.51%	2.93%	78%	$622,383
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2022	29

Notes to Financial Statements
October 31, 2022 (Unaudited)
Note 1. Organization
Columbia Corporate Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund received a reimbursement for expenses overbilled by a third party. Such reimbursement is included as an offset to other expenses on the Statement of Operations. All fee waivers and expense reimbursements by Columbia Management Investment Advisers, LLC and its affiliates were applied before giving effect to the third party reimbursement.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
30	Columbia Corporate Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Corporate Income Fund | Semiannual Report 2022	31

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
32	Columbia Corporate Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2022:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	24,789,906*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	15,445,064*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	7,173,202

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	3,634,323
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	367,029,118
Futures contracts — short	330,955,883

*	Based on the ending quarterly outstanding amounts for the six months ended October 31, 2022.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
Columbia Corporate Income Fund | Semiannual Report 2022	33

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
34	Columbia Corporate Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (ETFs); Fee Information in Investment Company Advertisements. The rule and form amendments will require mutual funds and ETFs to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments will become effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Columbia Corporate Income Fund | Semiannual Report 2022	35

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2022 was 0.49% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective through August 31, 2024, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
36	Columbia Corporate Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
For the six months ended October 31, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.16
Advisor Class	0.16
Class C	0.16
Institutional Class	0.16
Institutional 2 Class	0.05
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2022, these minimum account balance fees reduced total expenses of the Fund by $1,001.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.55% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00(a)	6,506
Class C	—	1.00(b)	48

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Corporate Income Fund | Semiannual Report 2022	37

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
September 1, 2021 through August 31, 2024
Class A	0.87%
Advisor Class	0.62
Class C	1.42
Institutional Class	0.62
Institutional 2 Class	0.52
Institutional 3 Class	0.47
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective through August 31, 2024, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,560,180,000	25,513,000	(291,975,000)	(266,462,000)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
38	Columbia Corporate Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $375,669,069 and $447,070,513, respectively, for the six months ended October 31, 2022, of which $49,032,676 and $34,789,609, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Transactions to realign the portfolio for the Fund following the reorganization as described in  Note 9 are excluded for purposes of calculating the Fund’s portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $0 and $0, respectively, for the six months ended October 31, 2022.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended October 31, 2022.
Columbia Corporate Income Fund | Semiannual Report 2022	39

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Note 9. Fund reorganization
At the close of business on January 21, 2022, the Fund acquired the assets and assumed the identified liabilities of BMO Corporate Income Fund (the Acquired Fund), a series of BMO Funds Inc. The reorganization was completed after shareholders of the Acquired Fund approved a plan of reorganization at a shareholder meeting held on January 7, 2022. The purpose of the reorganization was to combine two funds with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $1,506,560,053 and the combined net assets immediately after the reorganization were $1,820,085,333.
The reorganization was accomplished by a tax-free exchange of 23,832,742 shares of the Acquired Fund valued at $313,525,280 (including $6,649,604 of unrealized appreciation/(depreciation)).
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
Shares
Class A	5,714,967
Advisor Class	24,537,894
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on May 1, 2021, the Fund’s pro-forma results of operations for the year ended April 30, 2022 would have been approximately:
($)
Net investment income	45,018,000
Net realized gain	9,130,000
Net change in unrealized appreciation/(depreciation)	(240,761,000)
Net decrease in net assets from operations	(186,613,000)
Note 10. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
40	Columbia Corporate Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks
Columbia Corporate Income Fund | Semiannual Report 2022	41

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At October 31, 2022, affiliated shareholders of record owned 67.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 11. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
42	Columbia Corporate Income Fund | Semiannual Report 2022

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Corporate Income Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Columbia Corporate Income Fund | Semiannual Report 2022	43

Approval of Management Agreement  (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
44	Columbia Corporate Income Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
Columbia Corporate Income Fund | Semiannual Report 2022	45

Approval of Management Agreement  (continued)
(Unaudited)
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
46	Columbia Corporate Income Fund | Semiannual Report 2022

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Columbia Corporate Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR136_04_M01_(12/22)

SemiAnnual Report
October 31, 2022 (Unaudited)
Columbia Total Return Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Total Return Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Total Return Bond Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of current income and capital appreciation.
Portfolio management
Jason Callan
Lead Portfolio Manager
Managed Fund since 2016
Gene Tannuzzo, CFA
Portfolio Manager
Managed Fund since 2017
Alex Christensen, CFA
Portfolio Manager
Managed Fund since 2021
Average annual total returns (%) (for the period ended October 31, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	07/31/00	-11.09	-20.93	-0.66	0.71
	Including sales charges		-13.76	-23.30	-1.26	0.41
Advisor Class*		11/08/12	-10.99	-20.74	-0.40	0.96
Class C	Excluding sales charges	02/01/02	-11.42	-21.52	-1.40	0.00
	Including sales charges		-12.30	-22.29	-1.40	0.00
Institutional Class		12/05/78	-11.00	-20.74	-0.41	0.97
Institutional 2 Class*		11/08/12	-10.96	-20.66	-0.35	1.03
Institutional 3 Class*		11/08/12	-10.91	-20.62	-0.28	1.09
Class R		01/23/06	-11.22	-21.12	-0.90	0.47
Bloomberg U.S. Aggregate Bond Index			-6.86	-15.68	-0.54	0.74
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Total Return Bond Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at October 31, 2022)
Asset-Backed Securities — Non-Agency	9.0
Commercial Mortgage-Backed Securities - Agency	0.2
Commercial Mortgage-Backed Securities - Non-Agency	4.0
Common Stocks	0.0(a)
Convertible Bonds	0.0(a)
Corporate Bonds & Notes	23.5
Foreign Government Obligations	2.2
Money Market Funds	6.4
Municipal Bonds	0.6
Options Purchased Calls	0.1
Residential Mortgage-Backed Securities - Agency	24.5
Residential Mortgage-Backed Securities - Non-Agency	27.6
Senior Loans	0.2
U.S. Treasury Obligations	1.7
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at October 31, 2022)
AAA rating	29.8
AA rating	4.2
A rating	11.3
BBB rating	22.5
BB rating	12.2
B rating	6.4
CCC rating	1.2
D rating	0.0(a)
Not rated	12.4
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Market exposure through derivatives investments (% of notional exposure) (at October 31, 2022)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	190.4	(88.8)	101.6
Foreign Currency Derivative Contracts	—	(1.6)	(1.6)
Total Notional Market Value of Derivative Contracts	190.4	(90.4)	100.0
(a) The Fund has market exposure (long and/or short) to fixed income and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.

4	Columbia Total Return Bond Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2022 — October 31, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	889.10	1,021.59	3.54	3.79	0.74
Advisor Class	1,000.00	1,000.00	890.10	1,022.86	2.35	2.51	0.49
Class C	1,000.00	1,000.00	885.80	1,017.79	7.12	7.62	1.49
Institutional Class	1,000.00	1,000.00	890.00	1,022.86	2.35	2.51	0.49
Institutional 2 Class	1,000.00	1,000.00	890.40	1,023.21	2.01	2.15	0.42
Institutional 3 Class	1,000.00	1,000.00	890.90	1,023.47	1.77	1.90	0.37
Class R	1,000.00	1,000.00	887.80	1,020.27	4.78	5.12	1.00
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Total Return Bond Fund | Semiannual Report 2022	5

Portfolio of Investments
October 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 10.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2021-3 Class B
02/13/2026	0.660%	5,392,668	5,361,219
Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class DR
3-month Term SOFR + 3.200% Floor 3.200% 01/15/2035	7.064%	5,000,000	4,276,530
Ares XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350% Floor 1.350% 01/15/2030	5.429%	7,780,000	7,301,219
Atrium XIII(a),(b)
Series 2013A Class B
3-month USD LIBOR + 1.500% Floor 1.500% 11/21/2030	5.825%	2,250,000	2,157,658
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-3A Class DR
3-month USD LIBOR + 3.250% Floor 3.250% 10/23/2034	7.575%	8,250,000	6,998,995
Series 2020-4A Class D
3-month USD LIBOR + 4.250% Floor 4.250% 10/20/2033	8.493%	3,750,000	3,420,761
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2016-3A Class ERR
3-month USD LIBOR + 7.000% Floor 7.000% 07/20/2034	9.710%	5,000,000	4,000,485
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	5.643%	3,810,000	3,563,904
Carlyle US CLO Ltd.(a),(b)
Series 2019-3R Class CR
3-month USD LIBOR + 3.200% Floor 3.200% 10/20/2032	7.443%	13,400,000	11,616,112
Series 2020-2A Class CR
3-month USD LIBOR + 3.200% Floor 3.200% 01/25/2035	7.558%	15,150,000	12,780,207
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% Floor 1.600% 04/30/2031	6.015%	9,300,000	8,738,801
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	4.255%	7,000,000	6,553,134
Series 2020-83A Class D
3-month USD LIBOR + 3.500% Floor 3.500% 01/18/2032	7.694%	4,000,000	3,508,528
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	6,000,000	5,128,420
Goldentree Loan Management US CLO 10 Ltd.(a),(b)
Series 2021-10A Class D
3-month USD LIBOR + 3.050% Floor 3.050% 07/20/2034	7.293%	12,750,000	10,939,028
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350% 01/18/2031	5.544%	5,000,000	4,748,525
LendingPoint Asset Securitization Trust(a),(c),(d)
Subordinated Series 2021-1 Class B
04/15/2027	2.853%	1,398,646	1,391,653
LP LMS Asset Securitization Trust(a)
Series 2021-2A Class A
01/15/2029	1.750%	5,936,425	5,770,891
Lucali CLO Ltd.(a),(b)
Series 2020-1A Class D
3-month USD LIBOR + 3.600% Floor 3.600% 01/15/2033	6.112%	5,000,000	4,431,450
Madison Park Funding XLVII Ltd.(a),(b)
Series 2020-47A Class D
3-month USD LIBOR + 4.100% Floor 4.000% 01/19/2034	6.738%	6,800,000	6,227,964
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	5.593%	14,000,000	13,154,862
Marlette Funding Trust(a)
Series 2020-2A Class D
09/16/2030	4.650%	2,000,000	1,938,794
Series 2021-1A Class B
06/16/2031	1.000%	2,772,886	2,727,314
Subordinated Series 2020-2A Class C
09/16/2030	2.830%	1,451,816	1,444,325
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Total Return Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class D
3-month USD LIBOR + 3.100% Floor 3.100% 07/20/2034	5.810%	8,750,000	7,545,204
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	5.643%	9,350,000	8,809,645
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	15,100,000	13,206,436
Subordinated Series 2021-B Class B
05/08/2031	1.960%	3,100,000	2,631,556
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% Floor 7.250% 10/22/2030	11.575%	1,000,000	783,053
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	6,068,327	5,633,439
Series 2021-5 Class A
08/15/2029	1.530%	8,311,267	8,017,583
Series 2021-HG1 Class A
01/16/2029	1.220%	4,087,895	3,841,444
Subordinated Series 2021-3 Class B
05/15/2029	1.740%	6,199,663	5,594,469
Subordinated Series 2021-5 Class B
08/15/2029	2.630%	9,248,910	8,251,793
Subordinated Series 2021-HG1 Class B
01/16/2029	1.820%	945,810	901,187
Pagaya AI Debt Trust(a)
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	4,999,339	4,479,393
PAGAYA AI Debt Trust(a)
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	7,000,000	6,758,631
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 10/15/2029	5.829%	15,000,000	13,770,675
Prosper Pass-Through Trust(a),(d)
Series 2019-ST2 Class A
11/15/2025	3.750%	470,123	470,123
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	5,701,652	4,988,761
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.370% Floor 1.370% 01/15/2030	5.449%	5,828,571	5,471,431
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	2,124,837	2,010,706
Series 2021-ST10 Class A
01/20/2030	2.250%	5,877,167	5,551,723
Series 2021-ST4 Class A
07/20/2027	2.000%	4,983,443	4,590,731
Series 2021-ST5 Class A
07/20/2027	2.000%	4,753,947	4,509,487
Voya CLO Ltd.(a),(b)
Series 2021-1A Class D
3-month USD LIBOR + 3.150% Floor 3.150% 07/15/2034	5.662%	8,350,000	7,231,492
Total Asset-Backed Securities — Non-Agency (Cost $290,383,405)			263,229,741

Commercial Mortgage-Backed Securities - Agency 0.2%

FRESB Mortgage Trust(e)
Series 2018-SB45 Class A10F (FHLMC)
11/25/2027	3.160%	4,049,323	3,769,354
Government National Mortgage Association(e),(f)
Series 2019-147 Class IO
06/16/2061	0.396%	59,362,070	2,381,410
Total Commercial Mortgage-Backed Securities - Agency (Cost $9,776,639)			6,150,764

Commercial Mortgage-Backed Securities - Non-Agency 4.7%

American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,365,074	1,302,476
BAMLL Commercial Mortgage Securities Trust(a),(e)
Series 2013-WBRK Class A
03/10/2037	3.534%	3,000,000	2,725,257
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2019-RLJ Class D
1-month USD LIBOR + 1.950% Floor 1.950% 04/15/2036	5.362%	7,730,000	7,581,465
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	5.662%	4,790,000	4,445,249

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	5.952%	1,800,000	1,683,384
Subordinated Series 2019-DPLO Class D
1-month USD LIBOR + 1.840% Floor 1.840% 10/15/2034	5.252%	1,600,000	1,510,627
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	5.813%	6,850,000	6,313,139
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	5.213%	3,100,000	2,959,860
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	4.999%	4,361,000	4,133,237
Subordinated Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	5.299%	3,801,000	3,526,840
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	2,850,000	2,106,198
CLNY Trust(a),(b)
Subordinated Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	6.133%	8,500,000	7,737,556
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.492% Floor 3.492% 11/15/2037	6.905%	7,618,176	7,258,213
COMM Mortgage Trust(a),(e)
Subordinated Series 2020-CBM Class E
02/10/2037	3.633%	4,850,000	4,153,854
Subordinated Series 2020-CX Class D
11/10/2046	2.684%	5,600,000	3,786,652
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	8,285,000	5,492,934
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	7,750,000	4,146,998
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Extended Stay America Trust(a),(b)
Series 2021-ESH Class D
1-month USD LIBOR + 2.250% Floor 2.250% 07/15/2038	5.068%	13,227,405	12,502,347
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	5,500,000	5,114,072
Morgan Stanley Capital I Trust(a),(e)
Series 2019-MEAD Class E
11/10/2036	3.177%	6,200,000	5,273,456
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	8,750,000	7,802,946
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	1,225,000	1,139,495
Subordinated Series 2019-SFR4 Class F
10/17/2036	3.684%	765,000	720,681
Subordinated Series 2020-SFR2 Class E
06/17/2037	5.115%	2,800,000	2,647,294
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	4.662%	4,800,000	4,629,157
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.875% Floor 0.875% 12/15/2034	4.287%	4,555,000	4,499,467
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $128,326,870)			115,192,854

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Insurance 0.0%
Mr. Cooper Group, Inc.(g)	4,518	178,416
Total Financials		178,416
Industrials 0.0%
Airlines 0.0%
United Airlines Holdings, Inc.(g)	1,493	64,318
Total Industrials		64,318
Total Common Stocks (Cost $1,511,077)		242,734

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Total Return Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	572,000	395,538
Total Convertible Bonds (Cost $543,974)			395,538

Corporate Bonds & Notes(h) 28.2%

Aerospace & Defense 0.8%
Boeing Co. (The)
05/01/2025	4.875%	3,750,000	3,662,929
08/01/2059	3.950%	7,513,000	4,684,079
05/01/2060	5.930%	4,074,000	3,446,007
Bombardier, Inc.(a)
12/01/2024	7.500%	471,000	469,812
04/15/2027	7.875%	353,000	335,407
Howmet Aerospace, Inc.
01/15/2029	3.000%	1,280,000	1,065,227
TransDigm, Inc.(a)
03/15/2026	6.250%	2,883,000	2,842,939
TransDigm, Inc.
06/15/2026	6.375%	668,000	643,485
11/15/2027	5.500%	1,012,000	919,085
01/15/2029	4.625%	50,000	42,614
05/01/2029	4.875%	543,000	462,412
Total			18,573,996
Airlines 0.1%
Air Canada(a)
08/15/2026	3.875%	435,000	384,742
American Airlines, Inc.(a)
07/15/2025	11.750%	550,000	601,963
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	1,269,643	1,210,019
04/20/2029	5.750%	172,571	157,040
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	657,100	606,233
United Airlines, Inc.(a)
04/15/2026	4.375%	215,000	196,715
04/15/2029	4.625%	240,000	206,045
Total			3,362,757
Automotive 0.4%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	29,000	26,767
Ford Motor Co.
02/12/2032	3.250%	750,000	563,197
01/15/2043	4.750%	3,582,000	2,499,953
12/08/2046	5.291%	1,500,000	1,110,304
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC
09/08/2024	3.664%	934,000	885,835
11/13/2025	3.375%	679,000	617,006
01/09/2027	4.271%	630,000	569,378
08/17/2027	4.125%	363,000	322,233
02/16/2028	2.900%	221,000	179,450
11/13/2030	4.000%	1,330,000	1,078,185
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	328,000	284,676
IAA Spinco, Inc.(a)
06/15/2027	5.500%	767,000	719,104
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	320,000	308,834
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	664,000	647,626
05/15/2027	8.500%	592,000	582,168
Tenneco, Inc.(a)
01/15/2029	7.875%	416,000	413,341
Total			10,808,057
Banking 6.8%
Bank of America Corp.(i)
07/23/2031	1.898%	18,920,000	14,036,961
10/20/2032	2.572%	18,220,000	13,759,262
02/04/2033	2.972%	18,480,000	14,319,711
Citigroup, Inc.(i)
06/03/2031	2.572%	3,633,000	2,845,781
01/25/2033	3.057%	17,722,000	13,842,994
Goldman Sachs Group, Inc. (The)(i)
07/21/2032	2.383%	17,727,000	13,197,208
10/21/2032	2.650%	7,961,000	6,014,762
HSBC Holdings PLC(i)
05/24/2032	2.804%	5,399,000	3,871,767
11/22/2032	2.871%	19,069,000	13,576,052
JPMorgan Chase & Co.(i)
10/15/2030	2.739%	4,175,000	3,380,395
11/19/2031	1.764%	7,725,000	5,620,549
04/22/2032	2.580%	21,216,000	16,317,749
11/08/2032	2.545%	15,753,000	11,904,250
Morgan Stanley(i)
07/21/2032	2.239%	3,556,000	2,638,423
Subordinated
09/16/2036	2.484%	1,460,000	1,037,239
04/20/2037	5.297%	7,450,000	6,626,243
Washington Mutual Bank(c),(d),(j)
Subordinated
01/15/2015	0.000%	27,379,000	41,069

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.(i)
10/30/2030	2.879%	1,254,000	1,027,726
02/11/2031	2.572%	25,691,000	20,494,953
Total			164,553,094
Brokerage/Asset Managers/Exchanges 0.1%
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	567,000	569,193
Hightower Holding LLC(a)
04/15/2029	6.750%	450,000	368,638
NFP Corp(a)
10/01/2030	7.500%	640,000	613,915
NFP Corp.(a)
08/15/2028	4.875%	471,000	411,748
08/15/2028	6.875%	1,592,000	1,371,957
Total			3,335,451
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	299,000	264,314
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	463,000	425,821
James Hardie International Finance DAC(a)
01/15/2028	5.000%	250,000	226,703
SRS Distribution, Inc.(a)
07/01/2028	4.625%	525,000	461,883
07/01/2029	6.125%	556,000	456,744
12/01/2029	6.000%	447,000	364,575
White Cap Buyer LLC(a)
10/15/2028	6.875%	319,000	271,091
Total			2,471,131
Cable and Satellite 1.3%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	396,000	366,926
06/01/2029	5.375%	233,000	208,328
03/01/2030	4.750%	862,000	718,198
08/15/2030	4.500%	1,140,000	926,504
02/01/2031	4.250%	194,000	153,254
02/01/2032	4.750%	619,000	496,235
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	2,448,000	1,917,078
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	1,980,000	1,526,475
06/30/2062	3.950%	3,523,000	2,068,325
04/01/2063	5.500%	7,937,000	5,992,792
CSC Holdings LLC
06/01/2024	5.250%	586,000	568,495
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(a)
02/01/2028	5.375%	640,000	590,180
01/15/2030	5.750%	402,000	309,540
12/01/2030	4.125%	941,000	739,318
12/01/2030	4.625%	241,000	173,627
02/15/2031	3.375%	961,000	697,062
11/15/2031	5.000%	159,000	115,178
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	666,000	599,411
DISH DBS Corp.
07/01/2026	7.750%	799,000	674,983
06/01/2029	5.125%	1,341,000	906,403
DISH DBS Corp.(a)
12/01/2028	5.750%	944,000	761,889
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	599,000	511,457
09/15/2028	6.500%	1,312,000	825,786
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	411,000	367,308
08/01/2027	5.000%	347,000	319,240
07/15/2028	4.000%	813,000	701,765
07/01/2030	4.125%	244,000	199,800
Videotron Ltd.(a)
06/15/2029	3.625%	4,632,000	3,884,285
Virgin Media Finance PLC(a)
07/15/2030	5.000%	542,000	434,233
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	316,000	287,541
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,165,000	934,609
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	373,000	295,205
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	335,000	303,095
Ziggo BV(a)
01/15/2030	4.875%	1,110,000	936,735
Total			30,511,260
Chemicals 0.4%
Avient Corp.(a)
08/01/2030	7.125%	544,000	520,574
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	221,000	182,508
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	408,000	373,509
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	1,500,000	1,214,990
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	695,000	637,010

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Total Return Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Element Solutions, Inc.(a)
09/01/2028	3.875%	618,000	525,027
HB Fuller Co.
10/15/2028	4.250%	633,000	550,896
Herens Holdco Sarl(a)
05/15/2028	4.750%	476,000	389,783
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	829,000	701,034
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	739,000	623,356
Ingevity Corp.(a)
11/01/2028	3.875%	494,000	419,175
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	305,000	290,514
Iris Holdings, Inc.(a),(k)
02/15/2026	8.750%	188,000	164,260
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	568,000	466,101
10/01/2029	6.250%	300,000	207,823
SPCM SA(a)
03/15/2027	3.125%	190,000	166,031
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	284,000	228,343
WR Grace Holdings LLC(a)
06/15/2027	4.875%	836,000	731,371
08/15/2029	5.625%	1,743,000	1,347,387
Total			9,739,692
Construction Machinery 0.1%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	1,248,000	1,055,489
Herc Holdings, Inc.(a)
07/15/2027	5.500%	87,000	82,322
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	123,000	121,233
United Rentals North America, Inc.
05/15/2027	5.500%	179,000	174,715
02/15/2031	3.875%	194,000	160,837
01/15/2032	3.750%	203,000	164,223
Total			1,758,819
Consumer Cyclical Services 0.1%
APX Group, Inc.(a)
07/15/2029	5.750%	98,000	77,330
Arches Buyer, Inc.(a)
12/01/2028	6.125%	765,000	590,467
ASGN, Inc.(a)
05/15/2028	4.625%	268,000	238,190
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Staples, Inc.(a)
04/15/2026	7.500%	278,000	241,783
Uber Technologies, Inc.(a)
05/15/2025	7.500%	463,000	463,052
01/15/2028	6.250%	135,000	129,609
08/15/2029	4.500%	2,043,000	1,751,430
Total			3,491,861
Consumer Products 0.3%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	614,000	583,270
Mattel, Inc.(a)
04/01/2026	3.375%	166,000	152,036
12/15/2027	5.875%	300,000	291,656
04/01/2029	3.750%	765,000	661,993
Mattel, Inc.
10/01/2040	6.200%	925,000	787,660
11/01/2041	5.450%	28,000	22,013
Newell Brands, Inc.
06/01/2025	4.875%	371,000	357,945
09/15/2027	6.375%	215,000	210,523
09/15/2029	6.625%	304,000	297,085
04/01/2046	5.750%	2,422,000	1,862,474
Prestige Brands, Inc.(a)
01/15/2028	5.125%	214,000	198,821
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	275,000	210,605
Spectrum Brands, Inc.
07/15/2025	5.750%	136,000	134,152
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	368,000	300,611
07/15/2030	5.500%	45,000	36,445
03/15/2031	3.875%	247,000	182,074
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	318,000	239,413
Total			6,528,776
Diversified Manufacturing 0.9%
Carrier Global Corp.
02/15/2030	2.722%	8,257,000	6,783,907
Gates Global LLC/Co.(a)
01/15/2026	6.250%	876,000	841,927
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	5,680,000	5,006,515
General Electric Co.(b)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	6.623%	7,040,000	6,809,180

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison IAQ LLC(a)
06/30/2028	4.125%	741,000	618,493
06/30/2029	5.875%	587,000	403,816
Resideo Funding, Inc.(a)
09/01/2029	4.000%	385,000	315,005
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	229,000	205,329
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	1,091,000	1,101,921
06/15/2028	7.250%	233,000	236,309
Total			22,322,402
Electric 1.6%
AEP Texas, Inc.
01/15/2050	3.450%	4,500,000	2,927,266
Calpine Corp.(a)
02/15/2028	4.500%	520,000	468,085
Clearway Energy Operating LLC(a)
02/15/2031	3.750%	1,016,000	845,610
01/15/2032	3.750%	193,000	153,257
Duke Energy Corp.
09/01/2046	3.750%	8,515,000	5,853,223
Emera US Finance LP
06/15/2046	4.750%	7,655,000	5,692,085
Georgia Power Co.
03/15/2042	4.300%	4,320,000	3,488,081
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	135,000	109,455
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	988,000	958,405
NRG Energy, Inc.
01/15/2028	5.750%	15,000	14,279
NRG Energy, Inc.(a)
02/15/2029	3.375%	182,000	152,267
06/15/2029	5.250%	768,000	697,886
02/15/2031	3.625%	1,894,000	1,507,377
02/15/2032	3.875%	6,663,000	5,260,541
Pacific Gas and Electric Co.
07/01/2050	4.950%	6,365,000	4,749,495
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	132,000	118,618
PG&E Corp.
07/01/2028	5.000%	80,000	72,536
Southern Co. (The)
07/01/2046	4.400%	2,083,000	1,616,249
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	494,000	444,508
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	68,000	65,229
02/15/2027	5.625%	209,000	199,184
07/31/2027	5.000%	712,000	656,836
05/01/2029	4.375%	2,677,000	2,294,307
Total			38,344,779
Environmental 0.1%
GFL Environmental, Inc.(a)
08/01/2025	3.750%	852,000	805,129
12/15/2026	5.125%	274,000	261,318
08/01/2028	4.000%	343,000	294,121
09/01/2028	3.500%	299,000	253,324
06/15/2029	4.750%	504,000	440,173
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,255,000	1,160,804
Total			3,214,869
Finance Companies 0.3%
Navient Corp.
01/25/2023	5.500%	151,000	151,017
06/25/2025	6.750%	79,000	75,492
06/15/2026	6.750%	579,000	546,302
OneMain Finance Corp.
09/15/2030	4.000%	45,000	33,933
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	618,000	546,249
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	2,049,000	1,587,850
03/01/2031	3.875%	975,000	726,033
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	5,070,000	3,539,151
Springleaf Finance Corp.
03/15/2024	6.125%	502,000	490,559
03/15/2025	6.875%	181,000	175,555
Total			7,872,141
Food and Beverage 1.6%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	12,833,000	11,133,168
Bacardi Ltd.(a)
05/15/2048	5.300%	10,245,000	8,386,163
Becle SAB de CV(a)
10/14/2031	2.500%	3,000,000	2,256,892
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	720,000	692,970
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	1,199,000	1,062,851

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Total Return Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	971,000	951,625
JBS USA LUX SA/Food Co./Finance, Inc.(a)
01/15/2030	5.500%	223,000	203,628
12/01/2031	3.750%	362,000	283,049
Kraft Heinz Foods Co.
06/01/2046	4.375%	1,368,000	1,068,902
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	422,000	368,967
01/31/2032	4.375%	421,000	362,701
MHP SE(a)
05/10/2024	7.750%	581,000	279,467
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	491,000	480,311
04/15/2031	4.250%	1,786,000	1,496,035
03/01/2032	3.500%	9,274,000	7,118,246
Post Holdings, Inc.(a)
03/01/2027	5.750%	293,000	283,843
04/15/2030	4.625%	624,000	527,486
09/15/2031	4.500%	864,000	714,516
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	450,000	377,681
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	517,000	431,432
US Foods, Inc.(a)
04/15/2025	6.250%	379,000	379,067
02/15/2029	4.750%	585,000	520,515
06/01/2030	4.625%	328,000	284,926
Total			39,664,441
Gaming 0.4%
Boyd Gaming Corp.
12/01/2027	4.750%	332,000	304,231
Boyd Gaming Corp.(a)
06/15/2031	4.750%	497,000	420,002
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	1,374,000	1,099,515
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	501,000	489,838
07/01/2025	6.250%	1,369,000	1,336,512
07/01/2027	8.125%	435,000	423,158
International Game Technology PLC(a)
02/15/2025	6.500%	382,000	382,109
04/15/2026	4.125%	352,000	326,568
MGM Resorts International
05/01/2025	6.750%	2,000,000	1,973,630
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	408,000	347,821
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Penn National Gaming, Inc.(a)
07/01/2029	4.125%		373,000	296,548
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%		680,000	589,128
Scientific Games International, Inc.(a)
07/01/2025	8.625%		122,000	125,736
05/15/2028	7.000%		88,000	85,150
11/15/2029	7.250%		406,000	392,252
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%		137,000	129,786
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%		175,000	170,574
10/01/2029	5.125%		165,000	131,513
Total				9,024,071
Health Care 1.2%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%		195,000	180,910
04/15/2029	5.000%		669,000	602,713
AdaptHealth LLC(a)
08/01/2029	4.625%		138,000	117,540
03/01/2030	5.125%		686,000	594,866
Avantor Funding, Inc.(a)
07/15/2028	4.625%		326,000	294,478
11/01/2029	3.875%		858,000	724,252
Becton Dickinson Euro Finance SARL
08/13/2041	1.336%	EUR	4,111,000	2,420,673
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%		106,000	86,783
04/01/2030	3.500%		257,000	207,548
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%		28,000	25,471
03/15/2029	3.750%		215,000	186,083
03/15/2031	4.000%		185,000	155,684
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%		87,000	69,369
04/15/2029	6.875%		422,000	173,947
05/15/2030	5.250%		1,150,000	796,544
02/15/2031	4.750%		307,000	206,011
CVS Health Corp.
03/25/2048	5.050%		3,100,000	2,632,415
Encompass Health Corp.
02/01/2028	4.500%		422,000	377,331
HCA, Inc.
06/15/2026	5.250%		850,000	824,415
HCA, Inc.(a)
03/15/2052	4.625%		17,920,000	13,174,397
Hologic, Inc.(a)
02/15/2029	3.250%		170,000	144,523

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	281,000	255,500
IQVIA, Inc.(a)
10/15/2026	5.000%	653,000	624,249
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	135,000	110,268
10/01/2029	5.250%	193,000	150,440
Owens & Minor, Inc.(a)
04/01/2030	6.625%	416,000	347,289
Radiology Partners, Inc.(a)
02/01/2028	9.250%	125,000	66,546
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	281,000	211,415
Select Medical Corp.(a)
08/15/2026	6.250%	1,178,000	1,123,895
Syneos Health, Inc.(a)
01/15/2029	3.625%	107,000	88,233
Tenet Healthcare Corp.
07/15/2024	4.625%	341,000	332,375
Tenet Healthcare Corp.(a)
01/01/2026	4.875%	220,000	207,949
02/01/2027	6.250%	389,000	373,736
11/01/2027	5.125%	521,000	477,509
06/15/2028	4.625%	69,000	60,814
10/01/2028	6.125%	605,000	524,545
06/01/2029	4.250%	84,000	70,767
01/15/2030	4.375%	633,000	532,102
Total			29,553,585
Healthcare Insurance 0.2%
Centene Corp.
02/15/2030	3.375%	615,000	510,667
10/15/2030	3.000%	506,000	406,278
08/01/2031	2.625%	4,372,000	3,342,986
Total			4,259,931
Home Construction 0.1%
Meritage Homes Corp.
06/01/2025	6.000%	277,000	270,632
Meritage Homes Corp.(a)
04/15/2029	3.875%	2,684,000	2,175,820
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	70,000	59,032
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	84,000	77,047
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	284,000	285,080
Total			2,867,611
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 1.5%
Apache Corp.
02/01/2042	5.250%	227,000	182,074
04/15/2043	4.750%	246,000	184,947
Callon Petroleum Co.
07/01/2026	6.375%	812,000	781,657
Callon Petroleum Co.(a)
08/01/2028	8.000%	215,000	214,399
CNX Resources Corp.(a)
03/14/2027	7.250%	29,000	28,771
01/15/2029	6.000%	305,000	284,959
01/15/2031	7.375%	880,000	873,623
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	902,000	841,762
Comstock Resources, Inc.(a)
03/01/2029	6.750%	191,000	182,894
01/15/2030	5.875%	286,000	261,130
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	648,000	626,598
05/01/2029	5.000%	223,000	204,203
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	213,000	207,364
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	22,000	20,717
02/01/2029	5.750%	264,000	241,606
04/15/2030	6.000%	300,000	273,320
02/01/2031	6.000%	282,000	255,769
04/15/2032	6.250%	334,000	307,489
Matador Resources Co.
09/15/2026	5.875%	422,000	414,615
Occidental Petroleum Corp.
07/15/2025	8.000%	213,000	226,031
09/01/2030	6.625%	896,000	932,533
01/01/2031	6.125%	3,429,000	3,442,047
09/15/2036	6.450%	9,723,000	9,656,092
03/15/2040	6.200%	672,000	646,372
03/15/2046	6.600%	12,797,000	12,612,719
Southwestern Energy Co.
02/01/2029	5.375%	144,000	134,100
02/01/2032	4.750%	1,327,000	1,150,146
Total			35,187,937
Integrated Energy 0.1%
Cenovus Energy, Inc.
02/15/2052	3.750%	2,315,000	1,543,844
Lukoil International Finance BV(a)
04/24/2023	4.563%	971,000	865,527
Total			2,409,371

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Total Return Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.4%
Carnival Corp.(a)
03/01/2026	7.625%	862,000	648,879
03/01/2027	5.750%	1,610,000	1,117,369
08/01/2028	4.000%	623,000	502,681
05/01/2029	6.000%	521,000	344,692
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	461,000	467,493
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	651,000	646,571
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	334,000	313,933
Cinemark USA, Inc.(a)
05/01/2025	8.750%	93,000	93,674
03/15/2026	5.875%	743,000	626,525
07/15/2028	5.250%	417,000	320,022
NCL Corp., Ltd.(a)
02/15/2029	7.750%	104,000	82,918
NCL Finance Ltd.(a)
03/15/2028	6.125%	113,000	87,840
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	293,000	233,361
08/31/2026	5.500%	657,000	536,548
07/15/2027	5.375%	266,000	208,728
08/15/2027	11.625%	515,000	500,464
04/01/2028	5.500%	872,000	671,447
01/15/2029	8.250%	400,000	398,731
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	330,000	237,775
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	491,000	475,304
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	31,000	31,319
Total			8,546,274
Life Insurance 0.1%
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	2,100,000	2,014,259
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	61,000	60,068
05/01/2028	5.750%	67,000	64,662
02/15/2032	3.625%	253,000	201,422
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	188,000	157,358
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%		312,000	274,557
Total				758,067
Media and Entertainment 1.6%
Cengage Learning, Inc.(a)
06/15/2024	9.500%		548,000	519,254
Clear Channel International BV(a)
08/01/2025	6.625%		289,000	275,434
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%		716,000	584,137
06/01/2029	7.500%		1,217,000	956,829
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%		452,000	406,754
iHeartCommunications, Inc.
05/01/2026	6.375%		516,634	491,130
05/01/2027	8.375%		670,507	602,804
iHeartCommunications, Inc.(a)
01/15/2028	4.750%		846,000	738,060
Magallanes, Inc.(a)
03/15/2052	5.141%		1,495,000	1,046,622
03/15/2062	5.391%		25,177,000	17,555,876
Netflix, Inc.
04/15/2028	4.875%		546,000	518,991
11/15/2028	5.875%		749,000	744,025
05/15/2029	4.625%	EUR	3,824,000	3,684,710
05/15/2029	6.375%		525,000	535,418
Netflix, Inc.(a)
11/15/2029	3.875%	EUR	2,128,000	1,952,442
11/15/2029	5.375%		167,000	159,898
06/15/2030	3.625%	EUR	3,632,000	3,250,114
06/15/2030	4.875%		3,306,000	3,060,116
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%		180,000	162,145
01/15/2029	4.250%		139,000	114,270
03/15/2030	4.625%		97,000	80,038
Playtika Holding Corp.(a)
03/15/2029	4.250%		275,000	229,022
Roblox Corp.(a)
05/01/2030	3.875%		413,000	339,013
Univision Communications, Inc.(a)
05/01/2029	4.500%		243,000	205,003
06/30/2030	7.375%		540,000	525,824
Total				38,737,929
Metals and Mining 0.2%
Allegheny Technologies, Inc.
10/01/2029	4.875%		108,000	90,740
10/01/2031	5.125%		777,000	651,527

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2022	15

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Metals Co.
02/15/2031	3.875%	60,000	48,572
Constellium NV(a)
02/15/2026	5.875%	614,000	571,198
Constellium SE(a)
06/15/2028	5.625%	646,000	567,968
04/15/2029	3.750%	1,309,000	1,026,361
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%	441,000	365,059
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	83,000	72,613
06/01/2031	4.500%	1,407,000	1,104,909
Novelis Corp.(a)
11/15/2026	3.250%	256,000	225,411
01/30/2030	4.750%	554,000	471,258
08/15/2031	3.875%	309,000	239,638
Total			5,435,254
Midstream 1.9%
Cheniere Energy Partners LP
10/01/2029	4.500%	264,000	233,088
03/01/2031	4.000%	409,000	345,133
01/31/2032	3.250%	1,124,000	874,772
CNX Midstream Partners LP(a)
04/15/2030	4.750%	451,000	371,285
DCP Midstream Operating LP
03/15/2023	3.875%	48,000	47,717
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	96,000	92,824
DT Midstream, Inc.(a)
06/15/2029	4.125%	315,000	272,230
06/15/2031	4.375%	626,000	527,434
Enterprise Products Operating LLC
01/31/2060	3.950%	3,114,000	2,074,180
EQM Midstream Partners LP(a)
07/01/2025	6.000%	106,000	102,744
07/01/2027	6.500%	281,000	273,934
01/15/2029	4.500%	315,000	267,768
01/15/2031	4.750%	2,619,000	2,188,018
EQM Midstream Partners LP
07/15/2048	6.500%	6,358,000	4,897,871
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	3,995,000	2,824,823
Hess Midstream Operations LP(a)
02/15/2030	4.250%	202,000	172,686
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	246,000	237,586
02/01/2028	5.000%	486,000	441,899
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ITT Holdings LLC(a)
08/01/2029	6.500%	324,000	260,803
Kinder Morgan, Inc.
02/15/2046	5.050%	4,655,000	3,762,380
08/01/2052	5.450%	3,776,000	3,193,988
NuStar Logistics LP
10/01/2025	5.750%	832,000	806,871
06/01/2026	6.000%	191,000	185,097
04/28/2027	5.625%	111,000	103,091
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	11,015,000	7,786,804
Sunoco LP/Finance Corp.
04/15/2027	6.000%	239,000	234,163
Targa Resources Partners LP/Finance Corp.
01/15/2028	5.000%	388,000	357,868
01/15/2029	6.875%	43,000	42,888
03/01/2030	5.500%	734,000	676,864
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	868,000	742,980
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	1,179,000	1,020,003
08/15/2031	4.125%	3,380,000	2,889,639
11/01/2033	3.875%	6,510,000	5,224,808
Williams Companies, Inc. (The)
09/15/2045	5.100%	2,916,000	2,401,768
Total			45,936,007
Natural Gas 0.3%
NiSource, Inc.
05/15/2047	4.375%	8,669,000	6,693,262
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	67,000	62,305
Nabors Industries Ltd.(a)
01/15/2026	7.250%	164,000	158,149
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	45,052	43,848
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	26,320	25,256
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	473,069	467,500
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	103,000	98,871
Total			855,929
Other Industry 0.0%
Hillenbrand, Inc.
03/01/2031	3.750%	224,000	179,541

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Total Return Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Other REIT 0.3%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%		555,000	472,186
Digital Dutch Finco BV(a)
03/15/2030	1.500%	EUR	2,343,000	1,750,815
Digital Intrepid Holding BV(a)
07/18/2032	1.375%	EUR	4,067,000	2,698,685
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%		531,000	489,723
02/01/2027	4.250%		372,000	314,448
06/15/2029	4.750%		1,761,000	1,407,628
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%		256,000	232,265
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%		311,000	265,824
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%		156,000	136,817
RLJ Lodging Trust LP(a)
07/01/2026	3.750%		219,000	200,367
09/15/2029	4.000%		241,000	201,849
Service Properties Trust
03/15/2024	4.650%		147,000	139,950
Total				8,310,557
Packaging 0.3%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%		632,000	606,395
09/01/2029	4.000%		1,215,000	925,305
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%		1,004,000	863,691
Berry Global, Inc.
01/15/2026	1.570%		4,500,000	3,901,992
BWAY Holding Co.(a)
04/15/2024	5.500%		167,000	163,645
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%		147,000	127,700
Canpack SA/US LLC(a)
11/15/2029	3.875%		755,000	599,536
Trivium Packaging Finance BV(a)
08/15/2026	5.500%		799,000	734,617
08/15/2027	8.500%		373,000	353,881
Total				8,276,762
Pharmaceuticals 0.4%
1375209 BC Ltd.(a)
01/30/2028	9.000%		123,000	119,719
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AbbVie, Inc.
06/15/2044	4.850%	2,170,000	1,847,767
11/14/2048	4.875%	1,748,000	1,496,587
11/21/2049	4.250%	2,630,000	2,039,762
Amgen, Inc.
03/01/2053	4.875%	949,000	804,897
02/22/2062	4.400%	1,410,000	1,072,449
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	167,000	134,051
02/01/2027	6.125%	462,000	304,602
08/15/2027	5.750%	409,000	259,948
06/01/2028	4.875%	150,000	92,050
09/30/2028	11.000%	220,000	171,771
10/15/2030	14.000%	43,000	24,626
Endo Dac/Finance LLC/Finco, Inc.(a),(j)
06/30/2028	0.000%	220,000	10,639
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	337,000	263,509
Organon Finance 1 LLC(a)
04/30/2028	4.125%	901,000	793,029
04/30/2031	5.125%	745,000	632,556
Total			10,067,962
Property & Casualty 0.5%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	472,000	426,504
10/15/2027	6.750%	786,000	718,396
11/01/2029	5.875%	1,030,000	874,708
AssuredPartners, Inc.(a)
08/15/2025	7.000%	719,000	693,500
01/15/2029	5.625%	517,000	425,155
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	8,582,000	6,309,012
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	683,000	552,085
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	186,000	177,389
HUB International Ltd.(a)
12/01/2029	5.625%	576,000	495,070
Ryan Specialty Group LLC(a)
02/01/2030	4.375%	87,000	74,213
USI, Inc.(a)
05/01/2025	6.875%	65,000	63,401
Total			10,809,433
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	755,000	754,907

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2022	17

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	636,000	499,187
IRB Holding Corp.(a)
06/15/2025	7.000%	1,015,000	1,015,403
Papa John’s International, Inc.(a)
09/15/2029	3.875%	127,000	103,396
Yum! Brands, Inc.
03/15/2031	3.625%	223,000	179,037
04/01/2032	5.375%	507,000	453,597
Total			3,005,527
Retailers 0.6%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	131,000	107,724
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	153,000	125,951
L Brands, Inc.(a)
07/01/2025	9.375%	28,000	29,173
10/01/2030	6.625%	187,000	167,550
L Brands, Inc.
06/15/2029	7.500%	63,000	59,752
11/01/2035	6.875%	135,000	114,797
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	254,000	214,983
Lithia Motors, Inc.(a)
01/15/2031	4.375%	325,000	264,475
Lowe’s Companies, Inc.
04/01/2062	4.450%	4,219,000	3,076,148
09/15/2062	5.800%	11,305,000	10,121,038
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	406,000	370,087
02/15/2029	7.750%	636,000	597,115
Total			15,248,793
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	76,000	77,902
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	841,000	757,142
01/15/2027	4.625%	688,000	638,094
Total			1,473,138
Technology 1.8%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	181,000	157,416
Block, Inc.
06/01/2026	2.750%	151,000	135,131
06/01/2031	3.500%	214,000	172,284
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	63,000	62,015
Broadcom, Inc.(a)
04/15/2034	3.469%	10,850,000	8,121,124
11/15/2036	3.187%	4,079,000	2,783,143
Camelot Finance SA(a)
11/01/2026	4.500%	127,000	118,591
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	252,000	218,272
07/01/2029	4.875%	596,000	496,938
CommScope Technologies LLC(a)
06/15/2025	6.000%	99,000	93,188
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	712,000	589,808
Dun & Bradstreet Corp. (The)(a)
12/15/2029	5.000%	182,000	154,249
Entegris Escrow Corp.(a)
04/15/2029	4.750%	236,000	210,736
06/15/2030	5.950%	834,000	762,103
Gartner, Inc.(a)
07/01/2028	4.500%	137,000	126,970
06/15/2029	3.625%	3,326,000	2,866,320
10/01/2030	3.750%	8,044,000	6,802,383
HealthEquity, Inc.(a)
10/01/2029	4.500%	669,000	584,625
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	466,000	359,496
HP, Inc.(a)
03/01/2029	4.750%	942,000	951,257
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	413,000	332,487
Iron Mountain, Inc.(a)
07/15/2028	5.000%	140,000	125,187
09/15/2029	4.875%	42,000	36,195
07/15/2030	5.250%	517,000	448,391
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	1,160,000	675,944
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	991,000	773,243
NCR Corp.(a)
09/01/2027	5.750%	91,000	87,785
10/01/2028	5.000%	516,000	437,397
04/15/2029	5.125%	594,000	498,038
09/01/2029	6.125%	184,000	176,257
10/01/2030	5.250%	235,000	189,820
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,090,000	903,909
01/15/2033	5.000%	3,969,000	3,571,734
02/15/2042	3.125%	2,907,000	1,828,041

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Total Return Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.
04/01/2050	3.600%	1,980,000	1,219,027
03/25/2061	4.100%	2,769,000	1,735,007
Picard Midco, Inc.(a)
03/31/2029	6.500%	474,000	411,243
PTC, Inc.(a)
02/15/2025	3.625%	149,000	142,140
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	73,000	71,171
09/01/2025	7.375%	100,000	94,003
Sensata Technologies BV(a)
09/01/2030	5.875%	496,000	471,126
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	244,000	224,952
Switch Ltd.(a)
09/15/2028	3.750%	125,000	126,252
06/15/2029	4.125%	252,000	252,877
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	192,000	189,443
Tencent Holdings Ltd.(a)
06/03/2050	3.240%	2,050,000	1,072,866
Verscend Escrow Corp.(a)
08/15/2026	9.750%	497,000	498,389
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	240,000	202,140
Total			42,561,113
Wireless 0.8%
Altice France Holding SA(a)
02/15/2028	6.000%	559,000	361,192
Altice France SA(a)
02/01/2027	8.125%	85,000	77,859
01/15/2028	5.500%	830,000	658,537
07/15/2029	5.125%	881,000	664,117
10/15/2029	5.500%	537,000	409,334
American Tower Corp.
08/15/2029	3.800%	7,011,000	6,119,399
06/15/2030	2.100%	1,950,000	1,482,090
SBA Communications Corp.
02/15/2027	3.875%	375,000	338,916
02/01/2029	3.125%	576,000	466,719
Sprint Capital Corp.
03/15/2032	8.750%	209,000	245,194
Sprint Corp.
06/15/2024	7.125%	669,000	679,455
02/15/2025	7.625%	741,000	765,117
T-Mobile US, Inc.
02/15/2031	2.875%	2,124,000	1,710,752
04/15/2031	3.500%	5,198,000	4,398,542
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,220,000	982,120
07/15/2031	4.750%	777,000	630,621
Total			19,989,964
Wirelines 0.3%
AT&T, Inc.
12/01/2057	3.800%	7,107,000	4,682,448
CenturyLink, Inc.(a)
02/15/2027	4.000%	227,000	193,212
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	470,000	363,003
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	294,000	300,165
Iliad Holding SAS(a)
10/15/2026	6.500%	905,000	838,841
10/15/2028	7.000%	1,298,000	1,174,091
Total			7,551,760
Total Corporate Bonds & Notes (Cost $869,781,165)			686,307,563

Foreign Government Obligations(l) 2.7%

Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	75,000	71,362
06/01/2027	5.250%	445,000	397,648
05/15/2029	4.250%	441,000	360,173
Total			829,183
Colombia 0.5%
Colombia Government International Bond
04/15/2031	3.125%	3,793,000	2,606,965
04/22/2032	3.250%	2,860,000	1,911,793
02/26/2044	5.625%	775,000	503,243
06/15/2045	5.000%	3,000,000	1,814,252
05/15/2049	5.200%	4,442,000	2,705,345
Ecopetrol SA
04/29/2030	6.875%	4,400,000	3,613,138
Total			13,154,736
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	785,000	739,327
Egypt 0.1%
Egypt Government International Bond(a)
02/16/2031	5.875%	4,255,000	2,604,321
01/31/2047	8.500%	1,015,000	593,203
Total			3,197,524

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2022	19

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	2,250,000	1,829,391
Indonesia 0.1%
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%	342,000	326,824
05/15/2030	5.450%	1,700,000	1,488,389
Total			1,815,213
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	2,801,000	2,194,921
Mexico 0.8%
Petroleos Mexicanos
09/21/2047	6.750%	14,016,000	8,410,244
01/23/2050	7.690%	6,500,000	4,213,322
01/28/2060	6.950%	11,185,000	6,702,187
Total			19,325,753
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%	2,465,000	2,155,754
Qatar 0.3%
Qatar Government International Bond(a)
03/14/2049	4.817%	2,400,000	2,142,596
Qatar Petroleum(a)
07/12/2031	2.250%	5,762,000	4,622,058
Total			6,764,654
Russian Federation 0.0%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	1,320,000	708,052
Saudi Arabia 0.1%
Saudi Government International Bond(a)
04/17/2049	5.000%	2,550,000	2,173,673
South Africa 0.2%
Republic of South Africa Government International Bond
09/30/2029	4.850%	2,300,000	1,952,644
09/30/2049	5.750%	3,152,000	2,097,837
Total			4,050,481
Ukraine 0.0%
Ukraine Government International Bond(a)
09/25/2034	7.375%	800,000	127,129
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Arab Emirates 0.3%
DP World Ltd.(a)
09/25/2048	5.625%	3,620,000	2,992,914
DP World PLC(a)
07/02/2037	6.850%	3,540,000	3,397,319
Total			6,390,233
Total Foreign Government Obligations (Cost $92,945,802)			65,456,024

Municipal Bonds 0.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.2%
City of New York
Unlimited General Obligation Bonds
Series 2021A-1
08/01/2047	5.000%	5,100,000	5,205,763
Municipal Power 0.1%
Los Angeles Department of Water & Power
Refunding Revenue Bonds
Series 2021B
07/01/2051	5.000%	2,605,000	2,681,406
Special Non Property Tax 0.4%
New York State Urban Development Corp.
Refunding Revenue Bonds
State Personal Income Tax
Series 2020
03/15/2050	5.000%	8,250,000	8,407,538
Total Municipal Bonds (Cost $17,207,591)			16,294,707

Residential Mortgage-Backed Securities - Agency 29.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2026	4.000%	68,734	67,501
12/01/2046	3.500%	6,079,116	5,474,280
12/01/2051	2.500%	23,203,736	19,109,711
Federal Home Loan Mortgage Corp.(m)
09/01/2049	3.000%	4,898,062	4,187,320
Federal Home Loan Mortgage Corp.(b),(f)
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	2.488%	232,648	16,961

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Total Return Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	2.638%	637,891	88,350
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	2.464%	11,474,708	1,157,422
CMO Series 4979 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 06/25/2048	2.464%	5,292,874	610,996
CMO STRIPS Series 2012-278 Class S1
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 09/15/2042	2.638%	856,507	78,749
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	2.558%	422,221	38,182
Federal Home Loan Mortgage Corp.(f)
CMO Series 4176 Class BI
03/15/2043	3.500%	789,691	113,853
Federal Home Loan Mortgage Corp.(e),(f)
CMO Series 4620 Class AS
11/15/2042	0.000%	721,368	30,662
Federal Home Loan Mortgage Corp. REMICS(f)
CMO Series 5187 Class IK
01/25/2052	3.000%	23,193,797	4,905,395
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.415% Floor 1.415%, Cap 11.040% 06/01/2032	2.665%	2,511	2,455
1-year CMT + 2.305% Floor 2.305%, Cap 10.430% 07/01/2037	4.055%	48,797	48,222
Federal National Mortgage Association(m)
08/01/2043- 02/01/2048	4.000%	10,118,057	9,461,168
04/01/2049- 11/01/2051	3.000%	36,569,133	31,289,684
Federal National Mortgage Association
06/01/2045- 05/01/2052	3.500%	32,777,717	29,194,639
09/01/2048	4.000%	1,012,998	936,746
11/01/2049- 04/01/2052	3.000%	20,737,977	17,724,296
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-72 Class B
09/25/2047	3.000%	5,372,602	4,806,448
Federal National Mortgage Association(b),(f)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	2.314%	2,099,044	195,630
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	2.564%	1,267,184	133,799
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	2.414%	933,275	81,854
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	2.414%	4,049,844	402,542
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	2.414%	9,306,203	906,892
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	2.564%	4,707,442	523,391
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	2.514%	3,944,821	412,038
CMO Series 2017-54 Class NS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	2.564%	3,514,458	418,775
CMO Series 2017-54 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	2.564%	7,031,138	882,820

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2022	21

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	2.614%	4,862,243	522,168
CMO Series 2018-67 MS Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	2.614%	3,593,052	398,764
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	2.564%	6,948,277	737,669
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	2.464%	16,711,420	1,706,383
CMO Series 2019-60 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	2.464%	10,457,468	1,067,690
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	2.464%	8,918,821	1,139,433
Federal National Mortgage Association(f)
CMO Series 2020-76 Class EI
11/25/2050	2.500%	13,785,850	2,157,178
Freddie Mac REMICS(f)
CMO Series 5123 Class IG
08/25/2048	2.500%	14,972,164	2,005,500
CMO Series 5152 Class XI
11/25/2050	2.500%	41,832,156	5,882,735
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-HQA2 Class B2
30-day Average SOFR + 5.450% 12/25/2033	8.447%	5,000,000	3,805,613
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.500%, Cap 11.500% 07/20/2025	1.625%	3,430	3,384
Government National Mortgage Association
12/15/2038- 01/15/2039	6.000%	34,629	36,335
02/15/2039	5.500%	16,243	16,630
10/15/2040- 04/15/2041	4.000%	436,660	414,322
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(m)
04/20/2048	4.500%	3,846,836	3,704,734
Government National Mortgage Association(f)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	3,807,739	494,217
CMO Series 2020-175 Class KI
11/20/2050	2.500%	25,815,883	3,642,081
CMO Series 2020-191 Class UG
12/20/2050	3.500%	17,714,259	3,000,385
CMO Series 2021-119 Class QI
07/20/2051	3.000%	22,485,741	3,377,325
CMO Series 2021-16 Class KI
01/20/2051	2.500%	22,848,963	3,306,435
CMO Series 2021-89 Class IO
05/20/2051	3.000%	24,537,479	3,711,120
CMO Series 2021-9 Class MI
01/20/2051	2.500%	20,221,507	2,697,739
CMO Series 2021-97 Class IQ
06/20/2051	2.500%	15,057,218	1,922,890
Government National Mortgage Association(b),(f)
CMO Series 2017-130 Class GS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	2.711%	9,756,435	1,370,067
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	2.711%	4,750,284	439,106
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	2.711%	6,180,800	645,670
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	2.711%	2,483,651	223,870
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	2.661%	3,669,024	331,266
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	2.711%	3,569,177	345,037

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Total Return Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	2.711%	4,438,909	431,138
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	2.761%	5,599,797	441,911
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	2.711%	4,466,364	420,976
CMO Series 2018-139 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	2.661%	3,197,657	296,765
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	2.711%	8,730,052	901,260
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	2.661%	7,423,626	708,571
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	2.711%	4,609,179	380,401
CMO Series 2018-89 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	2.711%	5,874,064	437,345
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	2.711%	4,511,007	408,592
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	2.511%	7,066,654	656,631
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	2.661%	5,089,795	478,259
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	2.661%	5,625,932	523,955
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	2.561%	5,404,464	513,929
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	2.661%	4,893,033	443,730
CMO Series 2019-90 Class SD
-1.0 x 1-month USD LIBOR + 6.150% 07/20/2049	2.661%	8,107,330	810,886
CMO Series 2020-21 Class VS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2050	2.561%	3,680,964	388,617
CMO Series 2020-62 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	2.661%	6,761,553	635,737
CMO Series 2022-18 Class SL
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 01/20/2052	3.380%	24,773,880	3,121,177
CMO Series 2022-63 Class GS
-1.0 x 30-day Average SOFR + 5.500% Cap 5.500% 04/20/2052	2.580%	26,177,311	2,405,218
Government National Mortgage Association TBA(n)
11/21/2052	4.000%	96,000,000	88,453,497
Uniform Mortgage-Backed Security TBA(n)
11/16/2037- 11/14/2052	3.000%	106,500,000	92,732,823
11/14/2052	3.500%	45,750,000	40,205,912
11/14/2052	4.000%	62,000,000	56,351,217
11/14/2052	4.500%	126,100,000	118,277,859

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2022	23

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/14/2052	5.000%	128,000,000	123,425,000
Total Residential Mortgage-Backed Securities - Agency (Cost $760,252,294)			716,257,933

Residential Mortgage-Backed Securities - Non-Agency 33.0%

510 Asset Backed Trust(a),(e)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	8,214,844	7,582,242
American Mortgage Trust(c),(d),(e)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	35	21
Angel Oak Mortgage Trust I LLC(a),(e)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	4,795,000	4,646,699
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	6.936%	642,146	642,155
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	5.336%	311,291	310,572
CMO Series 2019-2A Class M1C
1-month USD LIBOR + 2.000% Floor 2.000% 04/25/2029	5.586%	5,006,431	4,953,646
CMO Series 2019-2A Class M2
1-month USD LIBOR + 3.100% Floor 3.100% 04/25/2029	6.686%	10,964,000	10,575,763
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	6.086%	3,580,938	3,572,127
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	6.436%	460,890	460,747
CMO Series 2020-4A Class M2B
1-month USD LIBOR + 3.600% Floor 3.600% 06/25/2030	7.186%	4,048,804	4,044,156
CMO Series 2021-2A Class M1B
30-day Average SOFR + 1.500% Floor 1.500% 06/25/2031	3.781%	8,000,000	7,626,064
Subordinated CMO Series 2018-3A Class B1
1-month USD LIBOR + 3.900% Floor 3.900% 10/25/2028	7.486%	6,000,000	5,775,775
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BVRT Financing Trust(a),(b),(d)
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	3.608%	10,355,635	10,355,635
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	15,300,000	15,300,000
CMO Series 2021-CRT3 Class B1
30-day Average SOFR + 4.300% Floor 4.300% 01/10/2031	4.338%	10,000,000	10,000,000
CMO Series 2021-CRT3 Class M3
30-day Average SOFR + 3.150% Floor 3.150% 01/10/2031	3.188%	411,023	411,023
BVRT Financing Trust(a),(b),(c),(d)
CMO Series 2021-CRT1 Class M3
1-month USD LIBOR + 2.750% Floor 3.000% 01/10/2033	3.000%	11,752,556	11,351,206
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	6.336%	6,600,000	6,598,828
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.076% 09/25/2058	4.204%	3,897,636	3,812,420
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	4,695,669	4,495,583
COLT Mortgage Loan Trust(a),(e)
CMO Series 2021-3 Class A1
09/27/2066	0.956%	7,857,931	5,780,882
CMO Series 2021-5 Class A3
11/26/2066	2.807%	6,400,000	3,771,556
CMO Series 2021-6 Class A3
12/25/2066	3.006%	8,426,000	5,272,996
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	5.736%	4,927,767	4,695,039
CMO Series 2022-R01 Class 1M2
30-day Average SOFR + 1.900% 12/25/2041	4.897%	15,000,000	13,616,115
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	8.997%	19,800,000	17,143,680

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Total Return Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-R02 Class 2B1
30-day Average SOFR + 4.500% 01/25/2042	7.497%	10,000,000	8,959,976
Credit Suisse Mortgage Trust(a),(e)
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	1,917,922	1,747,703
CSMC Trust(a),(e)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.451%	14,499,791	14,194,563
Deephaven Residential Mortgage Trust(a),(e)
CMO Series 2020-2 Class M1
05/25/2065	4.112%	7,190,000	6,634,512
CMO Series 2021-4 Class A1
11/25/2066	1.931%	6,748,706	5,305,187
CMO Series 2021-4 Class A3
11/25/2066	2.239%	7,001,782	5,457,047
Eagle Re Ltd.(a),(b)
CMO Series 2018-1 Class B1
1-month USD LIBOR + 4.000% Floor 4.000% 11/25/2028	7.586%	3,000,000	3,004,760
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	5.286%	1,376,515	1,365,848
Subordinated CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	5.036%	14,126,634	13,912,056
Ellington Financial Mortgage Trust(a),(e)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	2,500,000	2,098,698
Federal Home Loan Mortgage Corp. STACR REMIC Trust(a),(b)
CMO Series 2020-HQA4 Class M2
1-month USD LIBOR + 3.150% 09/25/2050	6.736%	216,035	216,069
FMC GMSR Issuer Trust(a),(e)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	10,500,000	8,959,240
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA4 Class M2
1-month USD LIBOR + 3.750% Floor 3.750% 08/25/2050	7.336%	2,050	2,040
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	4.647%	3,896,060	3,738,686
CMO Series 2021-HQA1 Class M2
30-day Average SOFR + 2.250% 08/25/2033	5.247%	8,500,000	7,754,951
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-DNA1 Class M1B
30-day Average SOFR + 1.850% 01/25/2042	4.847%	7,900,000	7,092,512
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	8.247%	9,150,000	8,588,028
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	9.336%	7,625,000	7,586,875
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	8.497%	16,000,000	11,980,229
Freddie Mac STACR Trust(a),(b)
Subordinated CMO Series 2019-DNA4 Class B1
1-month USD LIBOR + 2.700% 10/25/2049	6.286%	8,625,000	8,141,453
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	5.597%	10,267,435	10,200,731
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	6.997%	8,500,000	7,683,203
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	7.747%	10,500,000	9,471,113
Subordinated CMO Series 2022-DNA2 Class B2
30-day Average SOFR + 8.500% 02/25/2042	11.497%	8,750,000	7,448,053
GCAT LLC(a),(e)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	8,816,453	8,315,795
GCAT Trust(a),(e)
CMO Series 2021-NQM6 Class A2
08/25/2066	2.710%	4,100,000	2,749,060
CMO Series 2021-NQM6 Class A3
08/25/2066	2.810%	7,500,000	4,840,614
CMO Series 2021-NQM7 Class A3
08/25/2066	2.891%	10,000,000	6,504,446
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	5.181%	18,000,000	16,652,324
Glebe Funding Trust (The)(a),(d)
CMO Series 2021-1 Class PT
10/27/2023	3.000%	15,274,906	13,785,602

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2022	25

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Re Ltd.(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 4.150% Floor 4.150% 10/25/2030	7.736%	6,508,008	6,498,463
Subordinated CMO Series 2019-1 Class B1
1-month USD LIBOR + 4.350% 05/25/2029	7.936%	7,323,000	6,968,127
Homeward Opportunities Fund Trust(a),(i)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	4,959,619	4,946,206
Imperial Fund Mortgage Trust(a),(e)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	3,819,956	2,834,609
Legacy Mortgage Asset Trust(a),(e)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	5,833,512	5,418,725
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	4,761,459	4,400,903
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	8,868,436	7,608,078
Loan Revolving Advance Investment Trust(a),(b),(c),(d)
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	6.089%	8,134,204	8,040,660
MFA Trust(a),(e)
CMO Series 2020-NQM1 Class M1
08/25/2049	3.071%	2,800,000	2,230,720
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	12,854,000	12,166,098
Mortgage Acquisition Trust I LLC(a),(d)
CMO Series 2021-1 Class PT
11/29/2023	3.500%	5,743,725	5,061,658
Mortgage Insurance-Linked Notes(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.750% Floor 1.750% 01/25/2030	5.336%	2,387,788	2,264,028
New York Mortgage Trust(a),(e)
CMO Series 2021-BPL1 Class A1
05/25/2026	2.239%	8,280,000	7,827,757
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	3,214,057	2,926,339
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	5.136%	1,032,766	1,029,147
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.600% Floor 3.600% 10/25/2030	7.186%	1,824,723	1,822,543
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	5.047%	4,000,000	3,868,703
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	6.346%	2,439,353	2,348,203
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	6.436%	26,000,000	25,657,668
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	6.236%	38,450,000	37,667,416
Point Securitization Trust(a),(e)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	10,555,561	10,050,214
Preston Ridge Partners Mortgage Trust(a),(e)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	12,317,364	11,343,121
CMO Series 2021-2 Class A1
03/25/2026	2.115%	5,056,812	4,631,498
CMO Series 2021-3 Class A1
04/25/2026	1.867%	14,593,156	12,693,843
CMO Series 2021-7 Class A1
08/25/2026	1.867%	6,683,715	6,150,814
CMO Series 2021-8 Class A1
09/25/2026	1.743%	5,227,506	4,799,530
Pretium Mortgage Credit Partners(a),(e)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	20,857,155	18,631,899
Pretium Mortgage Credit Partners I LLC(a),(e)
CMO Series 2021-NPL2 Class A1
06/27/2060	1.992%	8,296,222	7,618,868
Pretium Mortgage Credit Partners LLC(a),(e)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	4,918,346	4,427,390
PRPM LLC(a),(e)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	4,531,017	4,026,711

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Total Return Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 01/25/2030	5.036%	12,340,000	11,921,380
Radnor RE Ltd.(a),(b)
CMO Series 2021-1 Class M1A
30-day Average SOFR + 1.650% Floor 1.650% 12/27/2033	4.647%	4,311,703	4,280,341
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 12/27/2033	5.697%	14,000,000	12,900,619
Residential Mortgage Loan Trust(a),(e)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	213,636	206,440
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	4,727,379	4,634,409
SG Residential Mortgage Trust(a),(e)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	3,801,000	3,587,821
Stanwich Mortgage Loan Co. LLC(a),(e)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	8,653,881	7,904,088
Starwood Mortgage Residential Trust(a),(e)
CMO Series 2020-3 Class M1
04/25/2065	3.544%	6,500,000	6,074,890
CMO Series 2021-3 Class A1
06/25/2056	1.127%	2,266,957	1,813,089
CMO Series 2021-6 Class A3
11/25/2066	2.933%	13,954,000	8,261,487
Stonnington Mortgage Trust(a),(c),(d),(e)
CMO Series 2020-1 Class A
07/28/2024	3.500%	2,116,011	2,116,011
Toorak Mortgage Corp., Ltd.(a),(e)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	15,000,000	14,288,580
Triangle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
1-month USD LIBOR + 3.400% Floor 3.400% 08/25/2033	6.986%	2,132,289	2,125,950
CMO Series 2021-2 Class M1B
1-month USD LIBOR + 2.600% Floor 2.600% 10/25/2033	6.186%	8,800,000	8,678,454
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-2 Class M1C
1-month USD LIBOR + 4.500% Floor 4.500% 10/25/2033	8.086%	4,800,000	4,722,424
VCAT Asset Securitization LLC(a),(e)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	9,894,149	9,138,289
VCAT LLC(a),(e)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	11,315,389	10,289,333
Vericrest Opportunity Loan Transferee CVI LLC(a),(e)
CMO Series 2021-NP12 Class A1
12/26/2051	2.734%	22,925,805	20,978,707
Vericrest Opportunity Loan Transferee XCIX LLC(a),(e)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	6,035,150	5,235,261
Vericrest Opportunity Loan Transferee XCVI LLC(a),(e)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	7,887,344	7,166,690
Verus Securitization Trust(a),(e)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	13,245,000	9,635,613
CMO Series 2020-4 Class M1
05/25/2065	3.291%	4,000,000	3,204,372
CMO Series 2021-5 Class A2
09/25/2066	1.218%	2,209,134	1,611,534
CMO Series 2021-5 Class A3
09/25/2066	1.373%	4,182,793	3,051,665
CMO Series 2021-5 Class M1
09/25/2066	2.331%	2,600,000	1,456,912
CMO Series 2021-7 Class A3
10/25/2066	2.240%	7,072,059	5,393,205
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	2,178,749	1,952,172
Subordinated CMO Series 2021-8 Class B1
11/25/2066	4.242%	12,412,000	7,704,285
Visio Trust(a),(e)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	1,203,916	1,129,015
Visio Trust(a)
CMO Series 2021-1R Class A1
05/25/2056	1.280%	8,023,784	7,203,765
CMO Series 2021-1R Class A2
05/25/2056	1.484%	2,540,934	2,281,434
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $887,566,102)			804,094,478

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2022	27

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(b),(o)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	7.438%	521,062	499,407
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(o)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	2.500%	381,806	330,739
8th Avenue Food & Provisions, Inc.(b),(d),(o)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	6.750%	32,969	26,375
Total			357,114
Consumer Products 0.1%
SWF Holdings I Corp.(b),(o)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	7.602%	1,044,750	808,699
Media and Entertainment 0.0%
Cengage Learning, Inc.(b),(o)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	7.814%	712,755	628,116
Technology 0.1%
Ascend Learning LLC(b),(o)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	2.500%	563,740	515,980
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	9.504%	338,000	286,033
DCert Buyer, Inc.(b),(o)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	9.903%	404,000	375,316
Epicore Software Corp.(b),(o)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	11.504%	106,000	103,648
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(b),(o)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	6.998%	338,268	325,911
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	8.998%	657,000	602,797
Total			2,209,685
Total Senior Loans (Cost $5,061,903)			4,503,021

U.S. Treasury Obligations 2.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
06/30/2025	2.750%	20,000,000	19,162,500
08/15/2025	2.000%	15,000,000	14,039,062
08/15/2045	2.875%	14,000,000	10,780,000
02/15/2046	2.500%	9,000,000	6,433,594
Total U.S. Treasury Obligations (Cost $54,049,618)			50,415,156

Options Purchased Calls 0.2%
Value ($)
(Cost $22,039,792)	3,878,918

Money Market Funds 7.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.246%(p),(q)	187,138,197	187,063,342
Total Money Market Funds (Cost $187,048,878)		187,063,342
Total Investments in Securities (Cost: $3,326,495,110)		2,919,482,773
Other Assets & Liabilities, Net		(484,706,824)
Net Assets		2,434,775,949

At October 31, 2022, securities and/or cash totaling $73,522,578 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Total Return Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
10,541,000 EUR	10,541,464 USD	UBS	11/10/2022	118,417	—
4,885,900 EUR	4,774,535 USD	UBS	11/10/2022	—	(56,691)
Total				118,417	(56,691)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	4,329	12/2022	USD	478,760,344	—	(5,561,570)
U.S. Ultra Treasury Bond	1,128	12/2022	USD	143,996,250	—	(24,777,695)
Total					—	(30,339,265)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	(338)	12/2022	EUR	(40,448,460)	995,446	—
Euro-Bund	(1,107)	12/2022	EUR	(153,253,080)	10,976	—
Japanese 10-Year Government Bond	(87)	12/2022	JPY	(12,942,990,000)	—	(235,867)
U.S. Treasury 5-Year Note	(1,947)	12/2022	USD	(207,538,031)	4,915,520	—
Total					5,921,942	(235,867)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	81,730,000	81,730,000	2.25	04/27/2023	1,961,520	162,340
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	162,420,000	162,420,000	2.50	05/12/2023	4,856,358	608,133
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	110,230,000	110,230,000	2.25	05/26/2023	2,259,715	290,666
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	162,300,000	162,300,000	2.75	06/26/2023	5,270,692	1,240,280
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	60,310,000	60,310,000	2.75	07/11/2023	2,110,850	496,647
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	15,000,000	15,000,000	3.50	10/27/2023	570,000	472,719
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	162,420,000	162,420,000	2.50	05/12/2023	5,010,657	608,133
Total							22,039,792	3,878,918

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(125,000,000)	(125,000,000)	3.60	01/05/2023	(2,000,000)	(3,973,476)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	(128,640,000)	(128,640,000)	3.75	12/29/2022	(1,929,600)	(3,057,065)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	(104,500,000)	(104,500,000)	3.90	01/27/2023	(1,959,375)	(2,155,124)
Total							(5,888,975)	(9,185,665)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2022	29

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	1,700,000	264,031	(992)	262,641	—	398	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	8,000,000	1,410,256	(4,667)	327,153	—	1,078,436	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	1,700,000	264,031	(992)	58,067	—	204,972	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	1,000,000	176,282	(583)	58,499	—	117,200	—
Total							2,114,600	(7,234)	706,360	—	1,401,006	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 39	Morgan Stanley	12/20/2027	5.000	Quarterly	USD	338,362,000	(14,962,694)	—	—	—	(14,962,694)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	8.700	USD	4,000,000	(705,128)	2,333	—	(876,613)	173,818	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	8.700	USD	5,000,000	(881,410)	2,917	—	(598,307)	—	(280,186)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	8.700	USD	7,000,000	(1,233,974)	4,083	—	(841,693)	—	(388,198)
Markit CMBX North America Index, Series 10 BBB-	Goldman Sachs International	11/17/2059	3.000	Monthly	8.700	USD	7,500,000	(1,322,115)	4,375	—	(849,014)	—	(468,726)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.700	USD	5,000,000	(881,410)	2,917	—	(1,085,143)	206,650	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.700	USD	5,000,000	(881,410)	2,917	—	(840,588)	—	(37,905)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.700	USD	5,000,000	(881,410)	2,917	—	(809,436)	—	(69,057)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.700	USD	6,000,000	(1,057,692)	3,500	—	(939,953)	—	(114,239)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.700	USD	5,000,000	(881,410)	2,917	—	(982,087)	103,594	—
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Total Return Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.700	USD	3,000,000	(528,846)	1,750	—	(571,830)	44,734	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.700	USD	7,000,000	(1,233,974)	4,083	—	(1,133,210)	—	(96,681)
Total								(10,488,779)	34,709	—	(9,527,874)	528,796	(1,454,992)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2022, the total value of these securities amounted to $1,487,538,937, which represents 61.10% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of October 31, 2022.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2022, the total value of these securities amounted to $22,940,620, which represents 0.94% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2022.
(f)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	Non-income producing investment.
(h)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(i)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2022.
(j)	Represents a security in default.
(k)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(n)	Represents a security purchased on a when-issued basis.
(o)	The stated interest rate represents the weighted average interest rate at October 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(p)	The rate shown is the seven-day current annualized yield at October 31, 2022.
(q)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.246%
	121,311,912	749,795,418	(684,045,236)	1,248	187,063,342	(24,225)	973,781	187,138,197
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2022	31

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	261,367,965	1,861,776	263,229,741
Commercial Mortgage-Backed Securities - Agency	—	6,150,764	—	6,150,764
Commercial Mortgage-Backed Securities - Non-Agency	—	115,192,854	—	115,192,854
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Total Return Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stocks
Financials	178,416	—	—	178,416
Industrials	64,318	—	—	64,318
Total Common Stocks	242,734	—	—	242,734
Convertible Bonds	—	395,538	—	395,538
Corporate Bonds & Notes	—	686,266,494	41,069	686,307,563
Foreign Government Obligations	—	65,456,024	—	65,456,024
Municipal Bonds	—	16,294,707	—	16,294,707
Residential Mortgage-Backed Securities - Agency	—	716,257,933	—	716,257,933
Residential Mortgage-Backed Securities - Non-Agency	—	727,672,662	76,421,816	804,094,478
Senior Loans	—	4,476,646	26,375	4,503,021
U.S. Treasury Obligations	—	50,415,156	—	50,415,156
Options Purchased Calls	—	3,878,918	—	3,878,918
Money Market Funds	187,063,342	—	—	187,063,342
Total Investments in Securities	187,306,076	2,653,825,661	78,351,036	2,919,482,773
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	118,417	—	118,417
Futures Contracts	5,921,942	—	—	5,921,942
Swap Contracts	—	1,929,802	—	1,929,802
Liability
Forward Foreign Currency Exchange Contracts	—	(56,691)	—	(56,691)
Futures Contracts	(30,575,132)	—	—	(30,575,132)
Options Contracts Written	—	(9,185,665)	—	(9,185,665)
Swap Contracts	—	(16,417,686)	—	(16,417,686)
Total	162,652,886	2,630,213,838	78,351,036	2,871,217,760
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 04/30/2022 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 10/31/2022 ($)
Asset-Backed Securities — Non-Agency	15,192,448	(518,833)	1,006,667	(789,638)	—	(5,274,762)	—	(7,754,106)	1,861,776
Corporate Bonds & Notes	41,069	—	—	—	—	—	—	—	41,069
Residential Mortgage-Backed Securities — Non-Agency	114,128,474	(16,380)	49,246	(2,192,864)	—	(35,546,660)	—	—	76,421,816
Senior Loans	—	—	—	(3,235)	—	—	29,610	—	26,375
Total	129,361,991	(535,213)	1,055,913	(2,985,737)	—	(40,821,422)	29,610	(7,754,106)	78,351,036
(a) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2022 was $(2,192,149), which is comprised of Asset-Backed Securities — Non-Agency of $31,630, Residential Mortgage-Backed Securities — Non-Agency of $(2,220,544) and Senior Loans of $(3,235).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain corporate bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement. Generally, a change in estimated earnings of the respective company might result in change to the comparable companies and market multiples.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2022	33

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Fair value measurements  (continued)
Certain residential mortgage backed securities, asset backed securities and senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Total Return Bond Fund | Semiannual Report 2022

Statement of Assets and Liabilities
October 31, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,117,406,440)	$2,728,540,513
Affiliated issuers (cost $187,048,878)	187,063,342
Options purchased (cost $22,039,792)	3,878,918
Foreign currency (cost $8)	8
Cash collateral held at broker for:
Swap contracts	5,974,000
Options contracts written	136,000
TBA	8,870,260
Other(a)	4,137,000
Margin deposits on:
Swap contracts	22,666,717
Unrealized appreciation on forward foreign currency exchange contracts	118,417
Unrealized appreciation on swap contracts	1,929,802
Upfront payments on swap contracts	706,360
Receivable for:
Investments sold	7,630,176
Capital shares sold	11,859,117
Dividends	320,262
Interest	15,479,597
Foreign tax reclaims	31,056
Variation margin for futures contracts	1,598,074
Variation margin for swap contracts	2,251,557
Expense reimbursement due from Investment Manager	29,886
Prepaid expenses	24,935
Trustees’ deferred compensation plan	305,548
Other assets	20,834
Total assets	3,003,572,379
Liabilities
Option contracts written, at value (premiums received $5,888,975)	9,185,665
Due to custodian	139,966
Unrealized depreciation on forward foreign currency exchange contracts	56,691
Unrealized depreciation on swap contracts	1,454,992
Upfront receipts on swap contracts	9,527,874
Payable for:
Investments purchased on a delayed delivery basis	528,325,823
Capital shares purchased	4,544,295
Distributions to shareholders	11,032,562
Variation margin for futures contracts	3,662,156
Management services fees	96,973
Distribution and/or service fees	12,940
Transfer agent fees	324,055
Compensation of board members	30,833
Compensation of chief compliance officer	273
Other expenses	95,784
Trustees’ deferred compensation plan	305,548
Total liabilities	568,796,430
Net assets applicable to outstanding capital stock	$2,434,775,949
Represented by
Paid in capital	3,245,458,267
Total distributable earnings (loss)	(810,682,318)
Total - representing net assets applicable to outstanding capital stock	$2,434,775,949
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2022	35

Statement of Assets and Liabilities  (continued)
October 31, 2022 (Unaudited)
Class A
Net assets	$565,165,526
Shares outstanding	19,722,076
Net asset value per share	$28.66
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$29.55
Advisor Class
Net assets	$261,275,088
Shares outstanding	9,128,681
Net asset value per share	$28.62
Class C
Net assets	$12,959,191
Shares outstanding	452,192
Net asset value per share	$28.66
Institutional Class
Net assets	$1,202,948,737
Shares outstanding	41,953,308
Net asset value per share	$28.67
Institutional 2 Class
Net assets	$102,716,668
Shares outstanding	3,589,285
Net asset value per share	$28.62
Institutional 3 Class
Net assets	$284,359,170
Shares outstanding	9,915,911
Net asset value per share	$28.68
Class R
Net assets	$5,351,569
Shares outstanding	186,669
Net asset value per share	$28.67

(a)	Includes collateral related to options contracts written and swap contracts.
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Total Return Bond Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended October 31, 2022 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$973,781
Interest	60,947,832
Interfund lending	199
Total income	61,921,812
Expenses:
Management services fees	6,905,840
Distribution and/or service fees
Class A	813,249
Class C	76,476
Class R	15,275
Transfer agent fees
Class A	407,916
Advisor Class	201,719
Class C	9,588
Institutional Class	867,366
Institutional 2 Class	39,804
Institutional 3 Class	12,715
Class R	3,833
Compensation of board members	23,589
Custodian fees	28,856
Printing and postage fees	79,493
Registration fees	106,197
Audit fees	28,209
Legal fees	23,890
Interest on collateral	145,376
Compensation of chief compliance officer	273
Other	25,618
Total expenses	9,815,282
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(2,053,411)
Fees waived by transfer agent
Institutional 2 Class	(3,448)
Institutional 3 Class	(12,715)
Expense reduction	(1,683)
Total net expenses	7,744,025
Net investment income	54,177,787
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2022	37

Statement of Operations  (continued)
Six Months Ended October 31, 2022 (Unaudited)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(131,121,288)
Investments — affiliated issuers	(24,225)
Foreign currency translations	78,356
Forward foreign currency exchange contracts	397,387
Futures contracts	(76,008,116)
Options purchased	10,354,996
Options contracts written	(31,156,675)
Swap contracts	8,467,556
Net realized loss	(219,012,009)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(126,874,576)
Investments — affiliated issuers	1,248
Foreign currency translations	(225)
Forward foreign currency exchange contracts	(50,394)
Futures contracts	(5,563,044)
Options purchased	(35,331,869)
Options contracts written	32,097,320
Swap contracts	(19,989,720)
Net change in unrealized appreciation (depreciation)	(155,711,260)
Net realized and unrealized loss	(374,723,269)
Net decrease in net assets resulting from operations	$(320,545,482)
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Total Return Bond Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
Operations
Net investment income	$54,177,787	$88,163,629
Net realized loss	(219,012,009)	(145,343,382)
Net change in unrealized appreciation (depreciation)	(155,711,260)	(350,962,116)
Net decrease in net assets resulting from operations	(320,545,482)	(408,141,869)
Distributions to shareholders
Net investment income and net realized gains
Class A	(11,881,258)	(20,545,842)
Advisor Class	(6,239,345)	(10,992,351)
Class C	(222,364)	(365,555)
Institutional Class	(26,972,754)	(39,125,903)
Institutional 2 Class	(2,769,836)	(6,621,970)
Institutional 3 Class	(7,075,922)	(13,245,990)
Class R	(104,626)	(147,159)
Total distributions to shareholders	(55,266,105)	(91,044,770)
Increase (decrease) in net assets from capital stock activity	(383,063,223)	1,148,230,395
Total increase (decrease) in net assets	(758,874,810)	649,043,756
Net assets at beginning of period	3,193,650,759	2,544,607,003
Net assets at end of period	$2,434,775,949	$3,193,650,759
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2022	39

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2022 (Unaudited)		April 30, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	607,969	19,106,187	3,044,452	113,585,218
Fund reorganization	—	—	1,160,251	43,249,882
Distributions reinvested	369,135	11,391,632	539,052	19,810,483
Redemptions	(2,547,245)	(80,244,817)	(4,293,120)	(156,197,661)
Net increase (decrease)	(1,570,141)	(49,746,998)	450,635	20,447,922
Advisor Class
Subscriptions	945,086	30,033,827	4,447,352	164,193,332
Fund reorganization	—	—	22,289,843	829,852,611
Distributions reinvested	195,704	6,040,881	294,563	10,666,605
Redemptions	(2,946,173)	(91,845,150)	(20,328,558)	(718,469,434)
Net increase (decrease)	(1,805,383)	(55,770,442)	6,703,200	286,243,114
Class C
Subscriptions	53,695	1,697,074	191,880	7,174,826
Distributions reinvested	6,819	209,946	9,468	348,440
Redemptions	(106,566)	(3,325,221)	(245,685)	(9,028,183)
Net decrease	(46,052)	(1,418,201)	(44,337)	(1,504,917)
Institutional Class
Subscriptions	8,927,632	279,524,225	33,295,466	1,210,427,840
Distributions reinvested	798,127	24,638,170	915,801	33,518,142
Redemptions	(13,341,369)	(415,946,781)	(16,764,044)	(602,857,360)
Net increase (decrease)	(3,615,610)	(111,784,386)	17,447,223	641,088,622
Institutional 2 Class
Subscriptions	916,539	28,586,441	6,069,976	224,354,721
Distributions reinvested	89,076	2,765,081	180,719	6,615,919
Redemptions	(3,789,804)	(120,290,722)	(4,012,675)	(143,682,213)
Net increase (decrease)	(2,784,189)	(88,939,200)	2,238,020	87,288,427
Institutional 3 Class
Subscriptions	1,696,575	54,196,786	5,326,489	198,016,596
Distributions reinvested	120,765	3,736,722	187,435	6,885,479
Redemptions	(4,244,127)	(133,150,304)	(2,548,127)	(92,789,213)
Net increase (decrease)	(2,426,787)	(75,216,796)	2,965,797	112,112,862
Class R
Subscriptions	13,420	418,987	109,119	4,081,279
Distributions reinvested	3,344	103,064	3,963	145,150
Redemptions	(23,360)	(709,251)	(45,604)	(1,672,064)
Net increase (decrease)	(6,596)	(187,200)	67,478	2,554,365
Total net increase (decrease)	(12,254,758)	(383,063,223)	29,828,016	1,148,230,395
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Total Return Bond Fund | Semiannual Report 2022

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Columbia Total Return Bond Fund | Semiannual Report 2022	41

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Class A(c)
Six Months Ended 10/31/2022 (Unaudited)	$32.85	0.57	(4.17)	(3.60)	(0.59)	—	—	(0.59)
Year Ended 4/30/2022	$37.76	0.91	(4.87)	(3.96)	(0.87)	(0.08)	—	(0.95)
Year Ended 4/30/2021	$36.96	1.16	2.64	3.80	(1.13)	(1.87)	—	(3.00)
Year Ended 4/30/2020	$36.19	1.12	1.17	2.29	(1.04)	(0.48)	—	(1.52)
Year Ended 4/30/2019	$35.33	1.12	0.74	1.86	(1.00)	—	—	(1.00)
Year Ended 4/30/2018	$36.14	0.92	(0.85)	0.07	(0.84)	—	(0.04)	(0.88)
Advisor Class(c)
Six Months Ended 10/31/2022 (Unaudited)	$32.81	0.61	(4.18)	(3.57)	(0.62)	—	—	(0.62)
Year Ended 4/30/2022	$37.71	0.98	(4.84)	(3.86)	(0.96)	(0.08)	—	(1.04)
Year Ended 4/30/2021	$36.91	1.26	2.64	3.90	(1.23)	(1.87)	—	(3.10)
Year Ended 4/30/2020	$36.16	1.20	1.15	2.35	(1.12)	(0.48)	—	(1.60)
Year Ended 4/30/2019	$35.29	1.24	0.75	1.99	(1.12)	—	—	(1.12)
Year Ended 4/30/2018	$36.09	1.00	(0.84)	0.16	(0.92)	—	(0.04)	(0.96)
Class C(c)
Six Months Ended 10/31/2022 (Unaudited)	$32.85	0.45	(4.17)	(3.72)	(0.47)	—	—	(0.47)
Year Ended 4/30/2022	$37.77	0.64	(4.89)	(4.25)	(0.59)	(0.08)	—	(0.67)
Year Ended 4/30/2021	$36.96	0.87	2.65	3.52	(0.84)	(1.87)	—	(2.71)
Year Ended 4/30/2020	$36.19	0.84	1.17	2.01	(0.76)	(0.48)	—	(1.24)
Year Ended 4/30/2019	$35.33	0.84	0.78	1.62	(0.76)	—	—	(0.76)
Year Ended 4/30/2018	$36.15	0.64	(0.86)	(0.22)	(0.56)	—	(0.04)	(0.60)
Institutional Class(c)
Six Months Ended 10/31/2022 (Unaudited)	$32.87	0.61	(4.19)	(3.58)	(0.62)	—	—	(0.62)
Year Ended 4/30/2022	$37.78	1.01	(4.87)	(3.86)	(0.97)	(0.08)	—	(1.05)
Year Ended 4/30/2021	$36.98	1.26	2.64	3.90	(1.23)	(1.87)	—	(3.10)
Year Ended 4/30/2020	$36.21	1.24	1.13	2.37	(1.12)	(0.48)	—	(1.60)
Year Ended 4/30/2019	$35.34	1.20	0.79	1.99	(1.12)	—	—	(1.12)
Year Ended 4/30/2018	$36.16	1.00	(0.86)	0.14	(0.92)	—	(0.04)	(0.96)
Institutional 2 Class(c)
Six Months Ended 10/31/2022 (Unaudited)	$32.81	0.62	(4.18)	(3.56)	(0.63)	—	—	(0.63)
Year Ended 4/30/2022	$37.71	1.03	(4.86)	(3.83)	(0.99)	(0.08)	—	(1.07)
Year Ended 4/30/2021	$36.91	1.28	2.64	3.92	(1.25)	(1.87)	—	(3.12)
Year Ended 4/30/2020	$36.15	1.24	1.16	2.40	(1.16)	(0.48)	—	(1.64)
Year Ended 4/30/2019	$35.29	1.28	0.70	1.98	(1.12)	—	—	(1.12)
Year Ended 4/30/2018	$36.11	1.04	(0.86)	0.18	(0.96)	—	(0.04)	(1.00)
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Total Return Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A(c)
Six Months Ended 10/31/2022 (Unaudited)	$28.66	(11.09%)	0.89%(d),(e)	0.74%(d),(e),(f)	3.57%(d)	95%	$565,166
Year Ended 4/30/2022	$32.85	(10.72%)	0.87%(e)	0.74%(e),(f)	2.48%	173%	$699,471
Year Ended 4/30/2021	$37.76	10.36%	0.88%(e)	0.74%(e),(f)	3.00%	295%	$786,976
Year Ended 4/30/2020	$36.96	6.34%	0.90%(e)	0.74%(e),(f)	3.05%	272%	$694,852
Year Ended 4/30/2019	$36.19	5.45%	0.91%(e)	0.86%(e),(f)	3.19%	262%	$681,416
Year Ended 4/30/2018	$35.33	0.08%	0.91%	0.86%(f)	2.51%	300%	$711,850
Advisor Class(c)
Six Months Ended 10/31/2022 (Unaudited)	$28.62	(10.99%)	0.64%(d),(e)	0.49%(d),(e),(f)	3.81%(d)	95%	$261,275
Year Ended 4/30/2022	$32.81	(10.49%)	0.62%(e)	0.49%(e),(f)	2.69%	173%	$358,749
Year Ended 4/30/2021	$37.71	10.62%	0.63%(e)	0.49%(e),(f)	3.27%	295%	$159,565
Year Ended 4/30/2020	$36.91	6.61%	0.65%(e)	0.49%(e),(f)	3.32%	272%	$93,369
Year Ended 4/30/2019	$36.16	5.72%	0.66%(e)	0.61%(e),(f)	3.53%	262%	$15,272
Year Ended 4/30/2018	$35.29	0.44%	0.66%	0.61%(f)	2.72%	300%	$6,726
Class C(c)
Six Months Ended 10/31/2022 (Unaudited)	$28.66	(11.42%)	1.64%(d),(e)	1.49%(d),(e),(f)	2.81%(d)	95%	$12,959
Year Ended 4/30/2022	$32.85	(11.42%)	1.62%(e)	1.49%(e),(f)	1.73%	173%	$16,370
Year Ended 4/30/2021	$37.77	9.57%	1.63%(e)	1.49%(e),(f)	2.25%	295%	$20,492
Year Ended 4/30/2020	$36.96	5.55%	1.65%(e)	1.50%(e),(f)	2.30%	272%	$20,696
Year Ended 4/30/2019	$36.19	4.66%	1.66%(e)	1.61%(e),(f)	2.37%	262%	$18,905
Year Ended 4/30/2018	$35.33	(0.67%)	1.66%	1.61%(f)	1.75%	300%	$38,975
Institutional Class(c)
Six Months Ended 10/31/2022 (Unaudited)	$28.67	(11.00%)	0.64%(d),(e)	0.49%(d),(e),(f)	3.81%(d)	95%	$1,202,949
Year Ended 4/30/2022	$32.87	(10.49%)	0.62%(e)	0.49%(e),(f)	2.75%	173%	$1,497,858
Year Ended 4/30/2021	$37.78	10.70%	0.63%(e)	0.49%(e),(f)	3.26%	295%	$1,062,540
Year Ended 4/30/2020	$36.98	6.61%	0.65%(e)	0.49%(e),(f)	3.30%	272%	$710,558
Year Ended 4/30/2019	$36.21	5.60%	0.66%(e)	0.61%(e),(f)	3.42%	262%	$949,377
Year Ended 4/30/2018	$35.34	0.44%	0.66%	0.61%(f)	2.76%	300%	$1,037,101
Institutional 2 Class(c)
Six Months Ended 10/31/2022 (Unaudited)	$28.62	(10.96%)	0.56%(d),(e)	0.42%(d),(e)	3.84%(d)	95%	$102,717
Year Ended 4/30/2022	$32.81	(10.43%)	0.55%(e)	0.42%(e)	2.80%	173%	$209,091
Year Ended 4/30/2021	$37.71	10.69%	0.57%(e)	0.43%(e)	3.33%	295%	$155,945
Year Ended 4/30/2020	$36.91	6.69%	0.57%(e)	0.42%(e)	3.38%	272%	$84,295
Year Ended 4/30/2019	$36.15	5.81%	0.58%(e)	0.53%(e)	3.64%	262%	$80,083
Year Ended 4/30/2018	$35.29	0.38%	0.58%	0.55%	2.82%	300%	$31,099
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2022	43

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Institutional 3 Class(c)
Six Months Ended 10/31/2022 (Unaudited)	$32.87	0.63	(4.18)	(3.55)	(0.64)	—	—	(0.64)
Year Ended 4/30/2022	$37.79	1.05	(4.88)	(3.83)	(1.01)	(0.08)	—	(1.09)
Year Ended 4/30/2021	$36.98	1.29	2.66	3.95	(1.27)	(1.87)	—	(3.14)
Year Ended 4/30/2020	$36.21	1.24	1.17	2.41	(1.16)	(0.48)	—	(1.64)
Year Ended 4/30/2019	$35.35	1.28	0.74	2.02	(1.16)	—	—	(1.16)
Year Ended 4/30/2018	$36.16	1.04	(0.85)	0.19	(0.96)	—	(0.04)	(1.00)
Class R(c)
Six Months Ended 10/31/2022 (Unaudited)	$32.87	0.53	(4.18)	(3.65)	(0.55)	—	—	(0.55)
Year Ended 4/30/2022	$37.78	0.82	(4.87)	(4.05)	(0.78)	(0.08)	—	(0.86)
Year Ended 4/30/2021	$36.97	1.06	2.66	3.72	(1.04)	(1.87)	—	(2.91)
Year Ended 4/30/2020	$36.20	1.04	1.17	2.21	(0.96)	(0.48)	—	(1.44)
Year Ended 4/30/2019	$35.33	1.04	0.75	1.79	(0.92)	—	—	(0.92)
Year Ended 4/30/2018	$36.15	0.80	(0.82)	(0.02)	(0.76)	—	(0.04)	(0.80)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(d)	Annualized.
(e)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	10/31/2022	4/30/2022	4/30/2021	4/30/2020	4/30/2019
Class A	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Advisor Class	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class C	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional Class	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional 2 Class	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional 3 Class	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class R	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Total Return Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class(c)
Six Months Ended 10/31/2022 (Unaudited)	$28.68	(10.91%)	0.52%(d),(e)	0.37%(d),(e)	3.93%(d)	95%	$284,359
Year Ended 4/30/2022	$32.87	(10.41%)	0.50%(e)	0.37%(e)	2.85%	173%	$405,759
Year Ended 4/30/2021	$37.79	10.73%	0.52%(e)	0.38%(e)	3.32%	295%	$354,336
Year Ended 4/30/2020	$36.98	6.86%	0.53%(e)	0.37%(e)	3.42%	272%	$525,287
Year Ended 4/30/2019	$36.21	5.73%	0.53%(e)	0.49%(e)	3.56%	262%	$258,172
Year Ended 4/30/2018	$35.35	0.55%	0.52%	0.50%	2.85%	300%	$272,332
Class R(c)
Six Months Ended 10/31/2022 (Unaudited)	$28.67	(11.22%)	1.14%(d),(e)	1.00%(d),(e),(f)	3.32%(d)	95%	$5,352
Year Ended 4/30/2022	$32.87	(10.94%)	1.12%(e)	0.99%(e),(f)	2.24%	173%	$6,352
Year Ended 4/30/2021	$37.78	10.15%	1.13%(e)	0.99%(e),(f)	2.76%	295%	$4,752
Year Ended 4/30/2020	$36.97	6.08%	1.15%(e)	1.00%(e),(f)	2.79%	272%	$2,501
Year Ended 4/30/2019	$36.20	5.19%	1.16%(e)	1.11%(e),(f)	2.97%	262%	$2,380
Year Ended 4/30/2018	$35.33	(0.17%)	1.16%	1.11%(f)	2.24%	300%	$1,637
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2022	45

Notes to Financial Statements
October 31, 2022 (Unaudited)
Note 1. Organization
Columbia Total Return Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
46	Columbia Total Return Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to
Columbia Total Return Bond Fund | Semiannual Report 2022	47

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
48	Columbia Total Return Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
Columbia Total Return Bond Fund | Semiannual Report 2022	49

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM, or CCP, as applicable, may not fulfill its obligation under the contract.
50	Columbia Total Return Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Credit default swap contracts
The Fund entered into credit default swap contracts to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Total Return Bond Fund | Semiannual Report 2022	51

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2022:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	1,929,802*
Credit risk	Upfront payments on swap contracts	706,360
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	118,417
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	5,921,942*
Interest rate risk	Investments, at value — Options purchased	3,878,918
Total		12,555,439

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	16,417,686*
Credit risk	Upfront receipts on swap contracts	9,527,874
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	56,691
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	30,575,132*
Interest rate risk	Options contracts written, at value	9,185,665
Total		65,763,048

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	8,467,556	8,467,556
Foreign exchange risk	397,387	—	—	—	—	397,387
Interest rate risk	—	(76,008,116)	(31,156,675)	10,354,996	—	(96,809,795)
Total	397,387	(76,008,116)	(31,156,675)	10,354,996	8,467,556	(87,944,852)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(19,989,720)	(19,989,720)
Foreign exchange risk	(50,394)	—	—	—	—	(50,394)
Interest rate risk	—	(5,563,044)	32,097,320	(35,331,869)	—	(8,797,593)
Total	(50,394)	(5,563,044)	32,097,320	(35,331,869)	(19,989,720)	(28,837,707)
52	Columbia Total Return Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	821,535,212
Futures contracts — short	583,073,959
Credit default swap contracts — buy protection	348,022,190
Credit default swap contracts — sell protection	68,150,000

Derivative instrument	Average value ($)*
Options contracts — purchased	20,320,583
Options contracts — written	(4,592,833)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	135,045	(28,346)

*	Based on the ending quarterly outstanding amounts for the six months ended October 31, 2022.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Columbia Total Return Bond Fund | Semiannual Report 2022	53

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
54	Columbia Total Return Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2022:
	Citi ($)(a)	Citi ($)(a)	Goldman Sachs International ($)	JPMorgan ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	UBS ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	2,251,557	-	2,251,557
Forward foreign currency exchange contracts	-	-	-	-	-	-	118,417	118,417
Options purchased calls	3,270,785	-	-	-	608,133	-	-	3,878,918
OTC credit default swap contracts (c)	-	173,818	263,039	1,875,278	324,027	-	-	2,636,162
Total assets	3,270,785	173,818	263,039	1,875,278	932,160	2,251,557	118,417	8,885,054
Liabilities
Forward foreign currency exchange contracts	-	-	-	-	-	-	56,691	56,691
Options contracts written	3,973,476	-	-	-	5,212,189	-	-	9,185,665
OTC credit default swap contracts (c)	-	2,984,997	1,317,740	3,896,321	2,783,808	-	-	10,982,866
Total liabilities	3,973,476	2,984,997	1,317,740	3,896,321	7,995,997	-	56,691	20,225,222
Total financial and derivative net assets	(702,691)	(2,811,179)	(1,054,701)	(2,021,043)	(7,063,837)	2,251,557	61,726	(11,340,168)
Total collateral received (pledged) (d)	(107,000)	(2,811,179)	(1,054,701)	(2,021,043)	(4,137,000)	-	-	(10,130,923)
Net amount (e)	(595,691)	-	-	-	(2,926,837)	2,251,557	61,726	(1,209,245)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is
Columbia Total Return Bond Fund | Semiannual Report 2022	55

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
56	Columbia Total Return Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (ETFs); Fee Information in Investment Company Advertisements. The rule and form amendments will require mutual funds and ETFs to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments will become effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2022 was 0.48% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Total Return Bond Fund | Semiannual Report 2022	57

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective through August 31, 2023, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended October 31, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.13
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2022, these minimum account balance fees reduced total expenses of the Fund by $1,683.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
58	Columbia Total Return Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.50 - 1.00(a)	74,954
Class C	—	1.00(b)	3,743

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through August 31, 2024
Class A	0.74%
Advisor Class	0.49
Class C	1.49
Institutional Class	0.49
Institutional 2 Class	0.42
Institutional 3 Class	0.37
Class R	0.99
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective through August 31, 2023, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Total Return Bond Fund | Semiannual Report 2022	59

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
At October 31, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
3,311,785,000	16,630,000	(466,019,000)	(449,389,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(91,843,703)	(83,876,363)	(175,720,066)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,907,957,693 and $3,355,070,232, respectively, for the six months ended October 31, 2022, of which $2,707,816,404 and $2,571,897,565, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended October 31, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	2,000,000	3.58	1
60	Columbia Total Return Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended October 31, 2022.
Note 9. Fund reorganization
At the close of business on December 10, 2021, the Fund acquired the assets and assumed the identified liabilities of BMO Core Plus Bond Fund (the Acquired Fund), a series of BMO Funds Inc. The reorganization was completed after shareholders of the Acquired Fund approved a plan of reorganization at a shareholder meeting held on November 23, 2021. The purpose of the reorganization was to combine two funds with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $3,221,966,676 and the combined net assets immediately after the reorganization were $4,095,069,169.
The reorganization was accomplished by a tax-free exchange of 75,114,557 shares of the Acquired Fund valued at $873,102,493 (including $6,019,203 of unrealized appreciation/(depreciation)).
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
Shares
Class A	1,160,251
Advisor Class	22,289,843
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Columbia Total Return Bond Fund | Semiannual Report 2022	61

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Assuming the reorganization had been completed on May 1, 2021, the Fund’s pro-forma results of operations for the year ended April 30, 2022 would have been approximately:
($)
Net investment income	104,475,000
Net realized loss	(114,922,000)
Net change in unrealized appreciation/(depreciation)	(384,820,000)
Net decrease in net assets from operations	(395,267,000)
Note 10. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets
62	Columbia Total Return Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Columbia Total Return Bond Fund | Semiannual Report 2022	63

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At October 31, 2022, one unaffiliated shareholder of record owned 13.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 42.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 11. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
64	Columbia Total Return Bond Fund | Semiannual Report 2022

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Total Return Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Columbia Total Return Bond Fund | Semiannual Report 2022	65

Approval of Management Agreement  (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
66	Columbia Total Return Bond Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
Columbia Total Return Bond Fund | Semiannual Report 2022	67

Approval of Management Agreement  (continued)
(Unaudited)
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
68	Columbia Total Return Bond Fund | Semiannual Report 2022

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Columbia Total Return Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR166_04_M01_(12/22)

SemiAnnual Report
October 31, 2022 (Unaudited)
Multi-Manager Directional Alternative Strategies Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Multi-Manager Directional Alternative Strategies Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Multi-Manager Directional Alternative Strategies Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks capital appreciation.
Portfolio management
Boston Partners Global Investors, Inc
Joseph Feeney, Jr., CFA
Eric Connerly, CFA
J.P. Morgan Investment Management Inc.
Rick Singh
Allspring Global Investments, LLC
Harindra de Silva, CFA
David Krider, CFA
Average annual total returns (%) (for the period ended October 31, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Institutional Class*	01/03/17	-3.64	3.96	1.70	3.57
HFRX Equity Hedge Index		-1.82	-3.35	2.89	3.92
Wilshire Liquid Alternative Equity Hedge Index		-3.69	-6.62	1.97	2.99
MSCI World Index (Net)		-8.09	-18.48	6.37	8.93
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Returns shown for periods prior to the inception date of the Fund’s Institutional Class shares include the returns of the Fund’s Class A shares for the period from October 17, 2016 (the inception date of the Fund) through January 2, 2017. Class A shares were offered prior to the Fund’s Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information. The Fund’s performance prior to February 17, 2022, reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
The HFRX Equity Hedge Index strategies maintain positions both long and short in primarily equity and equity derivative securities. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus.
The Wilshire Liquid Alternative Equity Hedge Index measures the performance of the equity hedge strategy component of the Wilshire Liquid Alternative Index℠. Equity hedge investment strategies predominantly invest in long and short equities. The Wilshire Liquid Alternative Equity Hedge Index (WLIQAEH) is designed to provide a broad measure of the liquid alternative equity hedge market.
The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown — long positions (%) (at October 31, 2022)
Common Stocks	136.4
Exchange-Traded Equity Funds	2.2
Preferred Stocks	0.0(a)
Warrants	0.0(a)
Money Market Funds(b)	18.7
Total	157.3

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds which have been segregated to cover obligations relating to the Fund’s investment in derivatives and short positions. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments and Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments net of investments sold short and excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Portfolio breakdown — short positions (%) (at October 31, 2022)
Common Stocks	(55.8)
Exchange-Traded Equity Funds	(1.5)
Total	(57.3)
Percentages indicated are based upon total investments net of investments sold short and excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown — long positions (%) (at October 31, 2022)
Communication Services	3.4
Consumer Discretionary	10.4
Consumer Staples	8.6
Energy	8.5
Financials	10.0
Health Care	14.3
Industrials	13.1
Information Technology	15.3
Materials	6.4
Real Estate	3.0
Utilities	7.0
Total	100.0
Percentages indicated are based upon total long equity investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown — short positions (%) (at October 31, 2022)
Communication Services	(6.1)
Consumer Discretionary	(15.6)
Consumer Staples	(4.7)
Energy	(7.2)
Financials	(15.8)
Health Care	(6.0)
Industrials	(19.7)
Information Technology	(14.9)
Materials	(7.7)
Real Estate	(2.3)
Total	(100.0)
Percentages indicated are based upon total short equity investments. The Fund’s portfolio composition is subject to change.

4	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2022 — October 31, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Institutional Class	1,000.00	1,000.00	963.60	1,014.70	10.45	10.72	2.10
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022	5

Portfolio of Investments
October 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 83.3%
Issuer	Shares	Value ($)
Communication Services 2.9%
Diversified Telecommunication Services 0.4%
AT&T, Inc.(a)	18,211	331,986
Deutsche Telekom AG, Registered Shares	36,934	697,148
Liberty Global PLC, Class A(a),(b)	3,246	54,728
Verizon Communications, Inc.(a)	3,320	124,068
Total		1,207,930
Entertainment 0.5%
Activision Blizzard, Inc.	7,188	523,286
Live Nation Entertainment, Inc.(a),(b)	4,627	368,356
Netflix, Inc.(a),(b)	200	58,376
Nexon Co., Ltd.	27,100	453,498
Total		1,403,516
Interactive Media & Services 0.6%
Alphabet, Inc., Class A(a),(b)	8,073	762,979
Alphabet, Inc., Class C(a),(b)	8,058	762,771
Total		1,525,750
Media 1.1%
Dentsu Group, Inc.	29,100	905,108
Interpublic Group of Companies, Inc. (The)(a)	13,154	391,858
Nexstar Media Group, Inc., Class A	9,145	1,566,538
Total		2,863,504
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.(b)	4,649	704,602
Total Communication Services		7,705,302
Consumer Discretionary 8.6%
Auto Components 0.0%
BorgWarner, Inc.(a)	2,653	99,567
Automobiles 0.9%
Ferrari NV	8,076	1,589,115
Harley-Davidson, Inc.(a)	16,552	711,736
Mitsubishi Motors Corp.(b)	5,000	16,844
Tesla, Inc.(b)	173	39,364
Total		2,357,059
Distributors 0.2%
LKQ Corp.(a)	11,809	657,053
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 0.4%
frontdoor, Inc.(b)	20,114	443,715
Stride, Inc.(a),(b)	15,729	527,079
Total		970,794
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc.(a),(b)	718	1,342,287
Entain PLC	17,895	258,879
Flutter Entertainment PLC(b)	5,071	672,117
International Game Technology PLC	14,868	298,103
Restaurant Brands International, Inc.	8,697	516,428
Royal Caribbean Cruises Ltd.(b)	28,214	1,506,063
Wyndham Hotels & Resorts, Inc.	7,064	536,370
Wynn Macau Ltd.(b)	284,800	113,537
Total		5,243,784
Household Durables 0.6%
Garmin Ltd.	6,396	563,104
Mohawk Industries, Inc.(b)	2,756	261,131
PulteGroup, Inc.(a)	4,961	198,390
Tempur Sealy International, Inc.(a)	13,438	361,348
Whirlpool Corp.(a)	1,491	206,116
Total		1,590,089
Internet & Direct Marketing Retail 1.4%
Amazon.com, Inc.(a),(b)	32,443	3,323,461
MercadoLibre, Inc.(a),(b)	281	253,355
ZOZO, Inc.	3,500	74,264
Total		3,651,080
Leisure Products 0.4%
Hasbro, Inc.	6,004	391,761
Polaris, Inc.	1,797	182,575
Sankyo Co., Ltd.	5,200	171,714
Topgolf Callaway Brands Corp.(a),(b)	18,878	353,396
Total		1,099,446
Multiline Retail 0.3%
Dollar General Corp.	3,400	867,170
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 2.3%
Advance Auto Parts, Inc.(a)	4,074	773,734
AutoNation, Inc.(b)	930	98,868
AutoZone, Inc.(a),(b)	1,239	3,138,238
Home Depot, Inc. (The)(a)	621	183,897
O’Reilly Automotive, Inc.(b)	533	446,212
Ross Stores, Inc.	6,179	591,269
TJX Companies, Inc. (The)	6,501	468,722
Ulta Beauty, Inc.(a),(b)	543	227,718
USS Co., Ltd.	26,100	393,816
Total		6,322,474
Textiles, Apparel & Luxury Goods 0.2%
Carter’s, Inc.	2,265	153,726
Cie Financiere Richemont SA, Class A, Registered Shares	1,391	135,947
Swatch Group AG (The)	354	79,547
Swatch Group AG (The), Registered Shares	2,492	104,112
Total		473,332
Total Consumer Discretionary		23,331,848
Consumer Staples 7.1%
Beverages 1.5%
Carlsberg AS, Class B	1,858	218,771
Coca-Cola Europacific Partners PLC(a)	30,794	1,448,858
Keurig Dr. Pepper, Inc.(a)	29,899	1,161,277
Molson Coors Beverage Co., Class B(a)	26,138	1,318,139
PepsiCo, Inc.(a)	346	62,827
Total		4,209,872
Food & Staples Retailing 2.6%
Albertsons Companies, Inc., Class A	16,385	336,056
Alimentation Couche-Tard, Inc.	9,100	407,458
Costco Wholesale Corp.(a)	683	342,525
Empire Co., Ltd., Class A	6,000	154,145
George Weston Ltd.	6,900	759,463
GrainCorp Ltd.	58,246	313,120
Ingles Markets, Inc., Class A(a)	1,754	165,525
Jeronimo Martins SGPS SA	19,543	404,404
Kroger Co. (The)(a)	37,552	1,775,834
Loblaw Companies Ltd.	6,900	565,331
SpartanNash Co.(a)	11,816	421,949
Common Stocks (continued)
Issuer	Shares	Value ($)
U.S. Foods Holding Corp.(a),(b)	15,110	449,674
Walgreens Boots Alliance, Inc.(a)	3,638	132,787
Walmart, Inc.	5,196	739,547
Total		6,967,818
Food Products 1.8%
Archer-Daniels-Midland Co.(a)	13,172	1,277,421
Cal-Maine Foods, Inc.(a)	9,538	538,992
General Mills, Inc.(a)	4,528	369,394
Golden Agri-Resources Ltd.	438,900	90,001
Grieg Seafood ASA	12,275	85,005
Hershey Co. (The)(a)	4,763	1,137,261
JM Smucker Co. (The)(a)	1,324	199,474
Kraft Heinz Co. (The)(a)	22,099	850,148
WH Group Ltd.	484,500	244,678
Total		4,792,374
Household Products 0.3%
Kimberly-Clark Corp.(a)	5,448	678,058
Procter & Gamble Co. (The)(a)	454	61,140
Reckitt Benckiser Group PLC	2,916	193,518
Total		932,716
Tobacco 0.9%
Altria Group, Inc.(a)	8,940	413,654
British American Tobacco, ADR(a)	29,934	1,185,985
Philip Morris International, Inc.	8,137	747,383
Total		2,347,022
Total Consumer Staples		19,249,802
Energy 7.1%
Energy Equipment & Services 1.0%
Halliburton Co.(a)	36,665	1,335,340
Schlumberger NV	27,041	1,406,943
Total		2,742,283
Oil, Gas & Consumable Fuels 6.1%
APA Corp.(a)	6,594	299,763
ARC Resources Ltd.	69,000	971,424
Canadian Natural Resources Ltd.	17,974	1,077,362
Cenovus Energy, Inc.	56,621	1,144,597
Chord Energy Corp.	4,612	706,051
ConocoPhillips Co.	5,533	697,656

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Coterra Energy, Inc.(a)	17,439	542,876
Devon Energy Corp.(a)	14,827	1,146,869
Diamondback Energy, Inc.	3,956	621,527
Enerplus Corp.	33,302	577,380
ENI SpA	4,488	58,944
EQT Corp.(a)	361	15,104
Exxon Mobil Corp.	11,937	1,322,739
Inpex Corp.	65,500	661,052
Kosmos Energy Ltd.(a),(b)	78,941	512,327
Marathon Petroleum Corp.(a)	12,636	1,435,702
MEG Energy Corp.(b)	42,512	635,644
New Hope Corp., Ltd.	66,101	240,123
Occidental Petroleum Corp.(a)	4,725	343,035
Pioneer Natural Resources Co.	2,278	584,102
Tourmaline Oil Corp.	15,200	856,426
Valero Energy Corp.(a)	6,138	770,626
Vermilion Energy, Inc.	32,533	759,147
Vista Energy SAB de CV(b)	22,340	293,105
Whitehaven Coal Ltd.	10,319	59,941
Total		16,333,522
Total Energy		19,075,805
Financials 8.3%
Banks 3.9%
Banca Monte dei Paschi di Siena SpA(b)	1,818	3,430
Bank of America Corp.(a)	23,278	838,939
DBS Group Holdings Ltd.	6,500	157,146
East West Bancorp, Inc.(a)	12,904	923,539
Fifth Third Bancorp(a)	21,422	764,551
Hana Financial Group, Inc.	5,801	167,715
HSBC Holdings PLC	146,151	750,055
Huntington Bancshares, Inc.(a)	62,055	941,995
ING Groep NV	19,411	190,996
JPMorgan Chase & Co.(a)	6,437	810,290
KeyCorp(a)	38,253	683,581
NatWest Group PLC	470,309	1,266,685
Nordea Bank Abp	37,518	358,391
Regions Financial Corp.	13,661	299,859
Standard Chartered PLC	7,962	47,571
Truist Financial Corp.	13,456	602,694
Common Stocks (continued)
Issuer	Shares	Value ($)
United Overseas Bank Ltd.	12,900	253,083
Wells Fargo & Co.(a)	29,348	1,349,715
Total		10,410,235
Capital Markets 1.3%
Bank of New York Mellon Corp. (The)(a)	3,595	151,385
Charles Schwab Corp. (The)	9,122	726,750
Goldman Sachs Group, Inc. (The)	1,480	509,875
Julius Baer Group Ltd.	8,680	416,457
Northern Trust Corp.(a)	1,148	96,834
S&P Global, Inc.(a)	679	218,129
StoneX Group, Inc.(b)	5,870	547,788
UBS AG	40,143	636,434
UBS Group AG, Registered Shares	10,498	166,498
Total		3,470,150
Consumer Finance 0.3%
Capital One Financial Corp.	1,048	111,109
Discover Financial Services	3,142	328,213
SLM Corp.(a)	24,236	402,075
Synchrony Financial(a)	2,750	97,790
Total		939,187
Diversified Financial Services 1.0%
A-Mark Precious Metals, Inc.(a)	10,054	305,742
Berkshire Hathaway, Inc., Class B(b)	1,740	513,456
Equitable Holdings, Inc.(a)	37,701	1,154,405
ORIX Corp.	56,300	826,918
Total		2,800,521
Insurance 1.8%
Ageas SA/NV	3,257	112,751
Allstate Corp. (The)(a)	4,288	541,360
American International Group, Inc.(a)	3,022	172,254
Aon PLC, Class A	1,557	438,280
Chubb Ltd.	1,555	334,154
Direct Line Insurance Group PLC	178,879	413,289
Everest Re Group Ltd.(a)	3,417	1,102,529
MS&AD Insurance Group Holdings, Inc.	1,800	47,666
Principal Financial Group, Inc.(a)	1,775	156,431
RenaissanceRe Holdings Ltd.	3,061	473,475
Sampo OYJ, Class A	10,918	499,256

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Swiss Re AG	354	26,297
WR Berkley Corp.	7,873	585,594
Total		4,903,336
Total Financials		22,523,429
Health Care 11.9%
Biotechnology 2.5%
AbbVie, Inc.(a)	13,092	1,916,669
Amgen, Inc.(a)	7,861	2,125,221
Biogen, Inc.(a),(b)	368	104,306
Catalyst Pharmaceuticals, Inc.(a),(b)	23,601	327,346
Genmab A/S(b)	1,038	399,846
Gilead Sciences, Inc.(a)	3,830	300,502
Grifols SA(b)	7,456	63,432
Pharming Group NV(b)	155,006	160,367
Vertex Pharmaceuticals, Inc.(a),(b)	3,996	1,246,752
Total		6,644,441
Health Care Equipment & Supplies 1.1%
Abbott Laboratories	1,304	129,018
ABIOMED, Inc.(a),(b)	3,353	845,224
Becton Dickinson and Co.(a)	1,026	242,105
Boston Scientific Corp.(b)	7,638	329,274
Envista Holdings Corp.(b)	7,370	243,284
Medtronic PLC	6,339	553,648
Sonova Holding AG	316	74,691
Stryker Corp.	1,048	240,244
Zimmer Biomet Holdings, Inc.	3,854	436,851
Total		3,094,339
Health Care Providers & Services 4.9%
Amedisys, Inc.(b)	898	87,636
AmerisourceBergen Corp.	484	76,094
Centene Corp.(a),(b)	23,594	2,008,557
Cigna Corp.(a)	1,959	632,875
CVS Health Corp.(a)	11,567	1,095,395
DocGo, Inc.(a),(b)	17,971	177,913
Elevance Health, Inc.(a)	1,429	781,334
HCA Healthcare, Inc.	1,492	324,465
Humana, Inc.	2,244	1,252,331
Molina Healthcare, Inc.(a),(b)	3,203	1,149,429
Common Stocks (continued)
Issuer	Shares	Value ($)
Privia Health Group, Inc.(a),(b)	9,174	307,146
R1 RCM, Inc.(b)	6,643	117,315
UnitedHealth Group, Inc.	9,279	5,151,237
Universal Health Services, Inc., Class B	501	58,051
Total		13,219,778
Life Sciences Tools & Services 1.3%
Avantor, Inc.(a),(b)	16,755	337,948
ICON PLC(b)	1,486	293,990
IQVIA Holdings, Inc.(b)	1,651	346,165
Sartorius Stedim Biotech	1,185	376,047
Sotera Health Co.(b)	21,073	144,982
Syneos Health, Inc.(b)	1,029	51,841
Thermo Fisher Scientific, Inc.	3,942	2,026,070
Total		3,577,043
Pharmaceuticals 2.1%
Amphastar Pharmaceuticals, Inc.(a),(b)	3,384	104,566
AstraZeneca PLC	3,401	399,047
Bristol-Myers Squibb Co.(a)	14,997	1,161,818
Jazz Pharmaceuticals PLC(a),(b)	79	11,359
Johnson & Johnson(a)	3,278	570,274
Merck & Co., Inc.	582	58,898
Novo Nordisk A/S, Class B	18,736	2,037,189
Pfizer, Inc.(a)	11,731	546,078
Sanofi	5,674	488,292
UCB SA	2,523	190,153
Viatris, Inc.(a)	11,456	116,049
Total		5,683,723
Total Health Care		32,219,324
Industrials 10.9%
Aerospace & Defense 0.7%
Boeing Co. (The)(b)	854	121,704
BWX Technologies, Inc.	8,797	501,253
Curtiss-Wright Corp.	2,278	382,317
Hexcel Corp.	6,134	341,664
Howmet Aerospace, Inc.(a)	11,022	391,832
Maxar Technologies, Inc.	2,436	54,420
Textron, Inc.	2,905	198,818
Total		1,992,008

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.2%
CH Robinson Worldwide, Inc.(a)	4,341	424,202
Expeditors International of Washington, Inc.	328	32,095
Total		456,297
Building Products 0.7%
Advanced Drainage Systems, Inc.	3,711	430,031
Allegion PLC	4,142	433,957
Carlisle Companies, Inc.(a)	2,851	680,819
Resideo Technologies, Inc.(a),(b)	14,651	346,056
Total		1,890,863
Commercial Services & Supplies 0.7%
Clean Harbors, Inc.(b)	3,936	482,003
Copart, Inc.(b)	5,876	675,857
Societe BIC SA	11,731	673,431
Total		1,831,291
Electrical Equipment 0.5%
AMETEK, Inc.	2,082	269,952
Eaton Corp. PLC	3,075	461,465
nVent Electric PLC	11,043	403,069
Sensata Technologies Holding	4,417	177,608
Total		1,312,094
Industrial Conglomerates 1.1%
3M Co.(a)	1,063	133,715
CK Hutchison Holdings Ltd.	4,500	22,400
Honeywell International, Inc.	7,387	1,507,096
Jardine Matheson Holdings Ltd.	29,700	1,368,220
Total		3,031,431
Machinery 1.8%
AGCO Corp.	3,669	455,580
Allison Transmission Holdings, Inc.	3,700	156,325
Caterpillar, Inc.(a)	649	140,482
Deere & Co.	1,019	403,341
Dover Corp.	2,605	340,447
Fortive Corp.	5,912	377,777
Mitsubishi Heavy Industries Ltd.	19,200	661,326
Otis Worldwide Corp.	3,737	263,982
PACCAR, Inc.(a)	12,570	1,217,153
Parker-Hannifin Corp.	1,627	472,839
Common Stocks (continued)
Issuer	Shares	Value ($)
Volvo AB	7,924	135,355
Westinghouse Air Brake Technologies Corp.(a)	4,193	391,123
Total		5,015,730
Marine 0.2%
AP Moller - Maersk A/S, Class A	68	136,047
SITC International Holdings Co., Ltd.	238,000	389,796
Total		525,843
Professional Services 1.2%
ASGN, Inc.(b)	3,801	322,249
Clarivate PLC(a),(b)	26,076	269,365
FTI Consulting, Inc.(a),(b)	7,029	1,093,923
Leidos Holdings, Inc.	4,103	416,824
Science Applications International Corp.	8,134	881,238
TransUnion(a)	5,200	308,204
Total		3,291,803
Road & Rail 2.0%
Canadian Pacific Railway Ltd.	40,530	3,019,080
Landstar System, Inc.	2,720	424,918
Norfolk Southern Corp.	2,785	635,175
Union Pacific Corp.	7,069	1,393,583
Total		5,472,756
Trading Companies & Distributors 1.8%
Brenntag SE	5,783	350,891
Ferguson PLC	3,114	340,236
Marubeni Corp.	128,900	1,128,380
Mitsubishi Corp.	40,800	1,105,227
Mitsui & Co., Ltd.	50,900	1,126,376
Sumitomo Corp.	12,300	156,379
W.W. Grainger, Inc.(a)	212	123,882
WESCO International, Inc.(b)	3,251	447,890
Total		4,779,261
Total Industrials		29,599,377
Information Technology 12.8%
Communications Equipment 0.4%
Cisco Systems, Inc.(a)	13,388	608,217
Motorola Solutions, Inc.	1,640	409,524
Total		1,017,741

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.6%
Arrow Electronics, Inc.(a),(b)	2,262	229,050
Corning, Inc.(a)	4,532	145,795
Flex Ltd.(a),(b)	31,811	622,859
Jabil, Inc.(a)	10,685	686,511
Total		1,684,215
IT Services 2.9%
Amdocs Ltd.	6,874	593,295
Automatic Data Processing, Inc.(a)	1,028	248,468
Capgemini SE	3,145	515,437
Cognizant Technology Solutions Corp., Class A	10,012	623,247
Concentrix Corp.	4,053	495,398
Fidelity National Information Services, Inc.	5,679	471,300
Fiserv, Inc.(b)	31,235	3,209,084
FleetCor Technologies, Inc.(b)	3,741	696,275
Global Payments, Inc.(a)	4,197	479,549
SS&C Technologies Holdings, Inc.	9,502	488,593
Total		7,820,646
Semiconductors & Semiconductor Equipment 3.3%
Advanced Micro Devices, Inc.(b)	4,651	279,339
Applied Materials, Inc.	3,537	312,282
Broadcom, Inc.(a)	1,865	876,774
Enphase Energy, Inc.(a),(b)	3,154	968,278
KLA Corp.	819	259,173
Lam Research Corp.	828	335,158
Microchip Technology, Inc.	7,471	461,259
Micron Technology, Inc.	7,455	403,315
NXP Semiconductors NV	26,895	3,928,822
Photronics, Inc.(a),(b)	912	14,793
Qorvo, Inc.(a),(b)	4,644	399,755
QUALCOMM, Inc.(a)	5,146	605,478
Total		8,844,426
Software 4.4%
Adobe, Inc.(a),(b)	2,242	714,077
Autodesk, Inc.(a),(b)	1,384	296,591
Cadence Design Systems, Inc.(a),(b)	6,492	982,824
Check Point Software Technologies Ltd.(a),(b)	6,184	799,158
Fair Isaac Corp.(b)	895	428,562
Common Stocks (continued)
Issuer	Shares	Value ($)
Microsoft Corp.(a)	18,034	4,186,233
NortonLifeLock, Inc.(a)	18,131	408,492
Open Text Corp.	300	8,689
Oracle Corp.(a)	4,933	385,119
Qualys, Inc.(a),(b)	1,170	166,795
Synopsys, Inc.(a),(b)	3,577	1,046,451
Trend Micro, Inc.	2,600	131,101
Truecaller AB, Class B(b)	21,714	79,477
Zscaler, Inc.(b)	15,053	2,319,667
Total		11,953,236
Technology Hardware, Storage & Peripherals 1.2%
Apple, Inc.(a)	12,819	1,965,665
Hewlett Packard Enterprise Co.(a)	10,311	147,138
NetApp, Inc.	8,117	562,265
Super Micro Computer, Inc.(a),(b)	6,352	442,036
Western Digital Corp.(b)	1,730	59,460
Total		3,176,564
Total Information Technology		34,496,828
Materials 5.4%
Chemicals 3.4%
Albemarle Corp.(a)	3,141	879,072
Axalta Coating Systems Ltd.(b)	19,285	449,726
Cabot Corp.	5,130	376,952
CF Industries Holdings, Inc.(a)	7,700	818,202
Corteva, Inc.(a)	15,681	1,024,597
DuPont de Nemours, Inc.(a)	13,034	745,545
Eastman Chemical Co.(a)	13,256	1,018,193
Elkem ASA	55,398	184,046
FMC Corp.	3,960	470,844
Linde PLC	1,053	313,110
Mosaic Co. (The)(a)	14,687	789,426
Nitto Denko Corp.	2,900	152,789
OCI NV	20,510	784,465
Olin Corp.	8,597	455,211
Solvay SA	1,357	122,457
Valvoline, Inc.(a)	18,315	537,728
Total		9,122,363

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.3%
Avery Dennison Corp.	2,496	423,197
WestRock Co.	13,462	458,515
Total		881,712
Metals & Mining 1.6%
Alpha Metallurgical Resources, Inc.(a)	385	65,007
Coronado Global Resources, Inc.(c)	195,792	233,606
Ferroglobe PLC(b)	38,178	222,578
Glencore PLC	327,061	1,875,065
Liontown Resources, Ltd.(b)	270,669	325,891
Norsk Hydro ASA	108,194	686,634
Rio Tinto Ltd.	1,841	104,476
South32 Ltd.	336,966	773,091
Total		4,286,348
Paper & Forest Products 0.1%
Holmen AB, Class B	5,094	184,863
Total Materials		14,475,286
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.3%
Americold Realty Trust, Inc.(a)	15,956	386,933
British Land Co. PLC (The)	53,935	226,252
Equity LifeStyle Properties, Inc.	3,276	209,533
Essex Property Trust, Inc.	1,124	249,798
Extra Space Storage, Inc.(a)	2,825	501,268
Host Hotels & Resorts, Inc.(a)	50,778	958,689
Klepierre(b)	49,863	1,002,159
Lamar Advertising Co., Class A	3,781	348,722
Land Securities Group PLC	16,021	104,759
Medical Properties Trust, Inc.(a)	47,109	539,398
Prologis, Inc.(a)	299	33,114
Public Storage(a)	672	208,152
Regency Centers Corp.(a)	4,197	253,960
RioCan Real Estate Investment Trust	12,200	173,819
Scentre Group	32,616	60,699
Segro PLC	5,204	46,836
Ventas, Inc.	8,244	322,588
Common Stocks (continued)
Issuer	Shares	Value ($)
Vicinity Ltd.	94,300	117,560
Warehouses De Pauw CVA	17,099	438,862
Total		6,183,101
Real Estate Management & Development 0.2%
Swire Pacific Ltd., Class A	90,000	597,017
Total Real Estate		6,780,118
Utilities 5.8%
Electric Utilities 4.4%
American Electric Power Co., Inc.(a)	4,901	430,896
CK Infrastructure Holdings Ltd.	51,500	244,662
Constellation Energy Corp.(a)	42,573	4,024,851
Exelon Corp.(a)	4,157	160,419
FirstEnergy Corp.(a)	14,601	550,604
NextEra Energy, Inc.(a)	66,144	5,126,160
NRG Energy, Inc.(a)	27,717	1,230,635
Total		11,768,227
Gas Utilities 0.0%
National Fuel Gas Co.(a)	1,585	106,972
Independent Power and Renewable Electricity Producers 0.7%
Clearway Energy, Inc., Class A(a)	3,385	109,437
Clearway Energy, Inc., Class C(a)	10,619	368,904
Drax Group PLC	56,991	340,329
RWE AG	3,517	135,387
Vistra Corp.(a)	42,764	982,289
Total		1,936,346
Multi-Utilities 0.7%
CenterPoint Energy, Inc.	13,910	397,965
Engie SA	82,100	1,066,755
NiSource, Inc.(a)	16,342	419,826
Total		1,884,546
Total Utilities		15,696,091
Total Common Stocks (Cost $205,366,974)		225,153,210

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Exchange-Traded Equity Funds 1.4%
	Shares	Value ($)
U.S. Large Cap 1.4%
SPDR S&P 500 ETF Trust	9,395	3,628,443
Total Exchange-Traded Equity Funds (Cost $3,518,180)		3,628,443

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Discretionary 0.0%
Automobiles 0.0%
BMW AG	1,493	110,100
Total Consumer Discretionary		110,100
Total Preferred Stocks (Cost $107,061)		110,100

Warrants 0.0%
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Vista Oil & Gas SAB de CV(b)	3	1
Total Energy		1
Total Warrants (Cost $1)		1

Money Market Funds 11.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.246%(d),(e)	30,865,376	30,853,030
Total Money Market Funds (Cost $30,849,143)		30,853,030
Total Investments (Cost $239,841,359)		259,744,784

Investments in Securities Sold Short

Common Stocks (34.1)%
Issuer	Shares	Value ($)
Communication Services (2.1)%
Diversified Telecommunication Services (0.4)%
Cellnex Telecom SA	(25,955)	(849,514)
Proximus SADP	(12,016)	(125,972)
Telia Co. AB	(76,921)	(203,823)
Total		(1,179,309)

Common Stocks (continued)
Issuer	Shares	Value ($)
Entertainment (1.0)%
Lions Gate Entertainment Corp.(b)	(28,151)	(226,897)
Madison Square Garden Entertainment Corp.(b)	(4,735)	(232,157)
Roblox Corp. Class A(b)	(4,388)	(196,319)
Roku, Inc.(b)	(14,212)	(789,335)
Warner Bros Discovery, Inc.(b)	(68,423)	(889,499)
Warner Music Group Corp., Class A	(11,967)	(311,381)
Total		(2,645,588)
Interactive Media & Services (0.1)%
Angi, Inc.(b)	(66,165)	(142,255)
fuboTV, Inc.(b)	(77,000)	(281,820)
Total		(424,075)
Media (0.3)%
Cable One, Inc.	(177)	(152,119)
Clear Channel Outdoor Holdings, Inc.(b)	(217,719)	(311,338)
iHeartMedia, Inc., Class A(b)	(28,576)	(236,609)
Total		(700,066)
Wireless Telecommunication Services (0.3)%
SoftBank Corp.	(16,200)	(695,405)
Total Communication Services		(5,644,443)
Consumer Discretionary (5.3)%
Auto Components (0.4)%
Adient PLC(b)	(14,691)	(513,891)
Koito Manufacturing Co., Ltd.	(24,800)	(352,082)
QuantumScape Corp.(b)	(34,295)	(285,677)
Total		(1,151,650)
Automobiles (1.0)%
Ford Motor Co.	(35,746)	(477,924)
General Motors Co.	(12,843)	(504,088)
Harley-Davidson, Inc.	(11,013)	(473,559)
Lucid Group, Inc.(b)	(45,213)	(646,094)
Rivian Automotive, Inc.(b)	(19,447)	(680,061)
Total		(2,781,726)
Diversified Consumer Services (0.1)%
Duolingo, Inc.(b)	(2,138)	(174,974)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure (1.0)%
Accor SA(b)	(6,696)	(160,446)
Carnival Corp.(b)	(8,121)	(73,576)
Chipotle Mexican Grill, Inc.(b)	(188)	(281,686)
Choice Hotels International, Inc.	(2,625)	(340,830)
Dutch Bros, Inc., Class A(b)	(3,294)	(121,582)
F45 Training Holdings, Inc.(b)	(38,500)	(128,590)
Genius Sports Ltd.(b)	(35,281)	(181,344)
Hyatt Hotels Corp., Class A(b)	(2,036)	(191,812)
Membership Collective Group, Inc., Class A(b)	(27,657)	(126,669)
Portillo’s, Inc., Class A(b)	(4,945)	(106,021)
Shake Shack, Inc., Class A(b)	(1,557)	(86,522)
Texas Roadhouse, Inc.	(2,517)	(249,057)
Whitbread PLC	(7,094)	(208,791)
Wingstop, Inc.	(1,639)	(259,601)
Yum China Holdings, Inc.	(2,576)	(106,518)
Total		(2,623,045)
Household Durables (0.2)%
Fujitsu General Ltd.	(6,800)	(155,190)
La-Z-Boy, Inc.	(18,212)	(451,111)
Total		(606,301)
Internet & Direct Marketing Retail (0.8)%
Boohoo Group PLC(b)	(139,058)	(64,625)
DoorDash, Inc., Class A(b)	(13,574)	(590,876)
Etsy, Inc.(b)	(1,604)	(150,632)
Farfetch Ltd., Class A(b)	(10,094)	(85,597)
Rakuten Group, Inc.	(50,000)	(223,218)
Wayfair, Inc., Class A(b)	(19,213)	(728,557)
Xometry, Inc., Class A(b)	(4,877)	(292,913)
Total		(2,136,418)
Leisure Products (0.1)%
Shimano, Inc.	(1,100)	(170,218)
Multiline Retail (0.0)%
Big Lots, Inc.	(5,168)	(97,520)
Specialty Retail (1.4)%
Abercrombie & Fitch Co., Class A(b)	(26,807)	(471,267)
Carvana Co.(b)	(2,724)	(36,856)
Dick’s Sporting Goods, Inc.	(3,374)	(383,826)

Common Stocks (continued)
Issuer	Shares	Value ($)
Five Below, Inc.(b)	(1,101)	(161,131)
Floor & Decor Holdings, Inc., Class A(b)	(3,316)	(243,295)
Gap, Inc. (The)	(35,884)	(404,413)
Lowe’s Companies, Inc.	(1,306)	(254,605)
National Vision Holdings, Inc.(b)	(3,876)	(143,567)
RH(b)	(422)	(107,158)
Signet Jewelers Ltd.	(16,940)	(1,105,165)
Warby Parker, Inc.(b)	(6,234)	(100,056)
Williams-Sonoma Inc	(2,914)	(360,841)
Total		(3,772,180)
Textiles, Apparel & Luxury Goods (0.3)%
Allbirds, Inc., Class A(b)	(79,481)	(273,415)
Crocs, Inc.(b)	(691)	(48,888)
Moncler SpA	(3,566)	(153,852)
Tapestry, Inc.	(12,305)	(389,823)
Total		(865,978)
Total Consumer Discretionary		(14,380,010)
Consumer Staples (1.6)%
Beverages (0.3)%
Coca-Cola Bottlers Japan Holdings, Inc.	(35,400)	(319,837)
National Beverage Corp.	(7,318)	(347,020)
Total		(666,857)
Food & Staples Retailing (0.1)%
Ocado Group PLC(b)	(63,625)	(344,930)
Rite Aid Corp.(b)	(8,346)	(43,566)
Total		(388,496)
Food Products (0.5)%
B&G Foods, Inc.	(13,590)	(222,604)
Beyond Meat, Inc.(b)	(9,570)	(150,249)
Kikkoman Corp.	(5,100)	(276,369)
Mondelez International, Inc., Class A	(9,972)	(613,079)
Oatly Group AB, ADR(b)	(81,959)	(180,310)
Total		(1,442,611)

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products (0.6)%
Central Garden & Pet Co., Class A(b)	(6,009)	(235,192)
Kimberly-Clark Corp.	(3,056)	(380,350)
Procter & Gamble Co. (The)	(3,846)	(517,941)
WD-40 Co.	(2,122)	(339,859)
Total		(1,473,342)
Personal Products (0.1)%
Beauty Health Co. (The)(b)	(1,515)	(17,317)
Coty, Inc., Class A(b)	(44,452)	(298,273)
Total		(315,590)
Total Consumer Staples		(4,286,896)
Energy (2.4)%
Energy Equipment & Services (0.3)%
Baker Hughes, a GE Co.	(17,919)	(495,640)
NOV, Inc.	(14,636)	(327,846)
Total		(823,486)
Oil, Gas & Consumable Fuels (2.1)%
Enbridge, Inc.	(30,500)	(1,188,344)
Energy Fuels, Inc.(b)	(29,000)	(209,674)
Gevo, Inc.(b)	(64,861)	(145,937)
Green Plains, Inc.(b)	(10,673)	(308,343)
Hess Corp.	(3,990)	(562,909)
Keyera Corp.	(7,800)	(167,182)
Neste OYJ	(8,285)	(363,119)
NexGen Energy Ltd.(b)	(93,000)	(390,472)
Parkland Corp.	(8,300)	(167,785)
Permian Resources Corp.(b)	(55,887)	(546,016)
Vista Energy SAB de CV, ADR(b)	(20,181)	(266,995)
Washington H. Soul Pattinson & Co., Ltd.	(82,185)	(1,470,788)
Total		(5,787,564)
Total Energy		(6,611,050)
Financials (5.4)%
Banks (2.5)%
Bank of Hawaii Corp.	(7,122)	(540,916)
Commerce Bancshares, Inc.	(8,742)	(619,283)
Commonwealth Bank of Australia	(9,095)	(609,791)
Community Bank System, Inc.	(9,051)	(565,054)
Cullen/Frost Bankers, Inc.	(4,379)	(678,964)

Common Stocks (continued)
Issuer	Shares	Value ($)
CVB Financial Corp.	(15,995)	(459,376)
First Financial Bankshares, Inc.	(14,262)	(548,944)
Glacier Bancorp, Inc.	(9,358)	(536,026)
Hang Seng Bank Ltd.	(35,000)	(492,723)
NU Holdings Ltd., Class A(b)	(52,566)	(262,830)
Trustmark Corp.	(6,632)	(242,532)
United Bankshares, Inc.	(18,377)	(778,266)
Westamerica Bancorporation	(7,112)	(446,136)
Total		(6,780,841)
Capital Markets (1.2)%
Ashmore Group PLC	(114,745)	(271,729)
B. Riley Financial, Inc.	(9,489)	(386,013)
Coinbase Global, Inc., Class A(b)	(8,726)	(578,097)
Credit Suisse Group AG, Registered Shares	(77,044)	(319,152)
Deutsche Bank AG	(50,825)	(484,451)
Hamilton Lane, Inc., Class A	(2,083)	(124,605)
Moody’s Corp.	(1,448)	(383,532)
T Rowe Price Group, Inc.	(3,192)	(338,863)
WisdomTree Investments, Inc.	(53,575)	(290,912)
Total		(3,177,354)
Consumer Finance (0.8)%
Ally Financial, Inc.	(25,792)	(710,828)
Capital One Financial Corp.	(1,462)	(155,001)
Credit Acceptance Corp.(b)	(832)	(387,396)
SoFi Technologies, Inc.(b)	(62,007)	(337,318)
Synchrony Financial	(12,999)	(462,244)
Total		(2,052,787)
Diversified Financial Services (0.1)%
Kinnevik AB, Class B(b)	(25,483)	(314,803)
Insurance (0.8)%
Aegon NV	(31,012)	(143,560)
Alm Brand A/S	(48,478)	(66,251)
Cincinnati Financial Corp.	(1,708)	(176,471)
Goosehead Insurance, Inc.(b)	(3,004)	(124,696)
Kinsale Capital Group, Inc.	(2,447)	(771,221)
Phoenix Group Holdings PLC	(17,984)	(111,932)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022	15

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
RLI Corp.	(4,270)	(555,399)
Trupanion, Inc.(b)	(1,965)	(99,173)
Total		(2,048,703)
Thrifts & Mortgage Finance (0.0)%
Rocket Cos, Inc., Class A	(21,704)	(149,757)
Total Financials		(14,524,245)
Health Care (2.1)%
Biotechnology (0.5)%
Allogene Therapeutics, Inc.(b)	(12,206)	(125,722)
Ascendis Pharma A/S ADR(b)	(1,543)	(177,445)
Bioxcel Therapeutics, Inc.(b)	(12,273)	(154,517)
CureVac NV(b)	(12,259)	(89,246)
Exact Sciences Corp.(b)	(8,892)	(309,264)
Fate Therapeutics, Inc.(b)	(2,986)	(62,467)
Idorsia Ltd.(b)	(8,364)	(129,492)
Mirati Therapeutics, Inc.(b)	(2,751)	(185,197)
Myriad Genetics, Inc.(b)	(6,474)	(134,271)
Twist Bioscience Corp.(b)	(2,688)	(88,247)
Total		(1,455,868)
Health Care Equipment & Supplies (0.5)%
Ambu A/S	(5,118)	(57,239)
Establishment Labs Holdings, Inc.(b)	(2,339)	(131,896)
Figs, Inc.(b)	(18,120)	(133,726)
Glaukos Corp.(b)	(2,532)	(141,969)
Neogen Corp.(b)	(10,433)	(137,716)
Novocure Ltd.(b)	(6,940)	(490,380)
Tandem Diabetes Care, Inc.(b)	(2,599)	(145,934)
Total		(1,238,860)
Health Care Providers & Services (0.4)%
Accolade, Inc.(b)	(5,268)	(56,789)
CVS Health Corp.	(2,034)	(192,620)
Fulgent Genetics, Inc.(b)	(1,416)	(56,116)
Guardant Health, Inc.(b)	(2,221)	(109,939)
Henry Schein, Inc.(b)	(4,697)	(321,557)
ModivCare, Inc.(b)	(1,334)	(129,718)
Oak Street Health, Inc.(b)	(5,412)	(109,485)
Total		(976,224)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology (0.3)%
Definitive Healthcare Corp.(b)	(11,845)	(186,914)
Doximity, Inc., Class A(b)	(5,225)	(138,306)
GoodRx Holdings, Inc., Class A(b)	(10,918)	(58,630)
Phreesia, Inc.(b)	(4,183)	(114,279)
Teladoc Health, Inc.(b)	(6,855)	(203,182)
Total		(701,311)
Life Sciences Tools & Services (0.2)%
Bachem Holding AG	(5,663)	(406,072)
Codexis, Inc.(b)	(6,983)	(39,244)
Oxford Nanopore Technologies PLC(b)	(27,497)	(82,830)
Total		(528,146)
Pharmaceuticals (0.2)%
Cassava Sciences, Inc.(b)	(3,020)	(110,049)
Intra-Cellular Therapies, Inc.(b)	(2,893)	(132,123)
Nippon Shinyaku Co., Ltd.	(2,600)	(143,952)
Royalty Pharma PLC, Class A	(4,249)	(179,818)
Ventyx Biosciences, Inc.(b)	(2,781)	(90,021)
Total		(655,963)
Total Health Care		(5,556,372)
Industrials (6.7)%
Aerospace & Defense (0.6)%
Boeing Co. (The)(b)	(74)	(10,546)
Kratos Defense & Security Solutions, Inc.(b)	(16,518)	(183,019)
Rolls-Royce Holdings PLC(b)	(1,333,516)	(1,195,983)
Virgin Galactic Holdings, Inc.(b)	(59,198)	(273,495)
Total		(1,663,043)
Air Freight & Logistics (0.3)%
FedEx Corp.	(3,945)	(632,305)
InPost SA(b)	(24,928)	(158,906)
Total		(791,211)
Airlines (0.2)%
American Airlines Group, Inc.(b)	(30,024)	(425,741)
United Continental Holdings, Inc.(b)	(4,378)	(188,604)
Total		(614,345)

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products (0.4)%
AO Smith Corp.	(9,394)	(514,603)
Hayward Holdings, Inc.(b)	(32,670)	(302,198)
Tecnoglass, Inc.	(13,351)	(274,096)
Total		(1,090,897)
Commercial Services & Supplies (0.3)%
Boyd Group Services, Inc.	(5,493)	(781,644)
Healthcare Services Group, Inc.	(10,166)	(141,918)
Total		(923,562)
Construction & Engineering (0.4)%
Ameresco, Inc., Class A(b)	(12,007)	(726,183)
MDU Resources Group, Inc.	(16,958)	(482,964)
Total		(1,209,147)
Electrical Equipment (0.6)%
Array Technologies, Inc.(b)	(17,768)	(321,601)
Ballard Power Systems, Inc.(b)	(11,200)	(63,467)
Ceres Power Holdings PLC(b)	(11,969)	(45,041)
ITM Power PLC(b)	(101,462)	(95,848)
PowerCell Sweden AB(b)	(17,026)	(187,005)
Rockwell Automation, Inc.	(1,490)	(380,397)
Vertiv Holdings Co.	(30,095)	(430,660)
Total		(1,524,019)
Industrial Conglomerates (0.2)%
General Electric Co.	(5,294)	(411,926)
Machinery (0.6)%
Hyliion Holdings Corp.(b)	(30,211)	(86,101)
Kornit Digital Ltd.(b)	(7,206)	(192,544)
Makita Corp.	(16,100)	(294,204)
McPhy Energy SA(b)	(9,435)	(107,032)
Pentair PLC	(6,959)	(298,889)
Proto Labs, Inc.(b)	(6,800)	(259,692)
Stanley Black & Decker, Inc.	(2,589)	(203,211)
VAT Group AG	(1,006)	(229,671)
Total		(1,671,344)
Professional Services (0.1)%
ManpowerGroup, Inc.	(3,101)	(242,932)

Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail (2.4)%
AMERCO	(836)	(480,859)
JB Hunt Transport Services, Inc.	(1,134)	(193,993)
Knight-Swift Transportation Holdings, Inc.	(9,645)	(463,249)
Old Dominion Freight Line, Inc.	(10,257)	(2,816,572)
Saia, Inc.(b)	(6,654)	(1,323,215)
TFI International, Inc.	(5,277)	(480,347)
TuSimple Holdings, Inc.(b)	(8,151)	(27,958)
XPO Logistics, Inc.(b)	(14,072)	(728,085)
Total		(6,514,278)
Trading Companies & Distributors (0.6)%
AerCap Holdings NV(b)	(11,523)	(615,444)
Core & Main, Inc., Class A(b)	(17,035)	(401,685)
Triton International Ltd.	(2,428)	(147,355)
Watsco, Inc.	(1,290)	(349,538)
Total		(1,514,022)
Total Industrials		(18,170,726)
Information Technology (5.1)%
Communications Equipment (0.3)%
Cisco Systems, Inc.	(17,250)	(783,668)
Electronic Equipment, Instruments & Components (0.3)%
Itron, Inc.(b)	(4,427)	(216,436)
Novanta, Inc.(b)	(3,304)	(467,185)
Taiyo Yuden Co., Ltd.	(9,400)	(255,788)
Total		(939,409)
IT Services (0.9)%
Affirm Holdings, Inc.(b)	(37,160)	(745,801)
Megaport Ltd.(b)	(14,236)	(55,221)
Okta, Inc.(b)	(9,374)	(526,069)
Shopify, Inc., Class A(b)	(22,900)	(785,157)
Toast, Inc. Class A(b)	(9,060)	(200,136)
Total		(2,312,384)
Semiconductors & Semiconductor Equipment (0.6)%
Allegro MicroSystems, Inc.(b)	(15,592)	(396,193)
Intel Corp.	(28,238)	(802,806)
Melexis NV	(4,683)	(322,079)
Wolfspeed, Inc.(b)	(2,376)	(187,110)
Total		(1,708,188)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022	17

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Software (1.5)%
Appfolio, Inc., Class A(b)	(3,540)	(443,810)
BlackBerry Ltd.(b)	(51,717)	(241,001)
Blackline, Inc.(b)	(5,141)	(287,896)
Ceridian HCM Holding, Inc.(b)	(6,351)	(420,373)
CS Disco, Inc.(b)	(5,540)	(59,389)
Guidewire Software, Inc.(b)	(4,490)	(266,751)
Jamf Holding Corp.(b)	(11,510)	(272,442)
Palantir Technologies, Inc., Class A(b)	(110,042)	(967,269)
Procore Technologies, Inc.(b)	(6,902)	(377,263)
Unity Software, Inc.(b)	(5,059)	(149,240)
Wisetech Global Ltd.	(14,466)	(534,996)
Total		(4,020,430)
Technology Hardware, Storage & Peripherals (1.5)%
Apple, Inc.	(24,767)	(3,797,772)
Western Digital Corp.(b)	(4,825)	(165,835)
Total		(3,963,607)
Total Information Technology		(13,727,686)
Materials (2.6)%
Chemicals (1.3)%
Celanese Corp., Class A	(2,155)	(207,139)
Covestro AG	(30,358)	(1,030,534)
Dow, Inc.	(9,848)	(460,296)
Eastman Chemical Co.	(1,052)	(80,804)
EMS-Chemie Holding AG, Registered Shares	(445)	(279,812)
Huntsman Corp.	(12,148)	(325,081)
Mitsui Chemicals, Inc.	(10,900)	(201,747)
PureCycle Technologies, Inc.(b)	(18,401)	(152,176)
RPM International, Inc.	(1,590)	(150,366)
Umicore SA	(6,039)	(199,081)
Westlake Chemical Corp.	(2,703)	(261,245)
Total		(3,348,281)
Construction Materials (0.1)%
Cemex SAB de CV, ADR(b)	(68,721)	(265,263)

Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging (0.2)%
Ball Corp.	(3,759)	(185,657)
Greif, Inc., Class A	(4,140)	(274,109)
Packaging Corp. of America	(1,233)	(148,219)
Total		(607,985)
Metals & Mining (0.8)%
Antofagasta PLC	(37,954)	(511,446)
Compass Minerals International, Inc.	(3,814)	(150,805)
De Grey Mining Ltd.(b)	(544,230)	(368,165)
Fortescue Metals Group Ltd.	(40,548)	(382,003)
Grupo Mexico SAB de CV	(48,000)	(172,905)
ioneer Ltd.(b)	(469,016)	(166,220)
Southern Copper Corp.	(6,480)	(304,366)
Standard Lithium Ltd.(b)	(46,146)	(191,506)
Total		(2,247,416)
Paper & Forest Products (0.2)%
Nippon Paper Industries Co., Ltd.	(63,300)	(368,511)
UPM-Kymmene Oyj	(7,577)	(254,719)
Total		(623,230)
Total Materials		(7,092,175)
Real Estate (0.8)%
Equity Real Estate Investment Trusts (REITS) (0.5)%
Alexandria Real Estate Equities, Inc.	(1,336)	(194,121)
Extra Space Storage, Inc.	(1,373)	(243,625)
Nomura Real Estate Master Fund, Inc.	(165)	(188,237)
Orion Office REIT, Inc.	(12,268)	(114,951)
Rexford Industrial Realty, Inc.	(5,694)	(314,764)
SL Green Realty Corp.	(5,390)	(213,875)
Unibail-Rodamco-Westfield(b)	(3,014)	(142,441)
Total		(1,412,014)

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development (0.3)%
Compass, Inc., Class A(b)	(29,183)	(77,043)
Howard Hughes Corp. (The)(b)	(3,658)	(224,419)
Redfin Corp.(b)	(47,564)	(228,783)
WeWork, Inc., Class A(b)	(85,372)	(219,406)
Total		(749,651)
Total Real Estate		(2,161,665)
Total Common Stocks (Proceeds $101,170,087)		(92,155,268)

Exchange-Traded Equity Funds (0.9)%
	Shares	Value ($)
Sector (0.9)%
iShares Semiconductor ETF	(7,612)	(2,485,166)
Total Exchange-Traded Equity Funds (Proceeds $2,487,406)		(2,485,166)
Total Investments in Securities Sold Short (Proceeds $103,657,493)		(94,640,434)
Total Investments in Securities, Net of Securities Sold Short		165,104,350
Other Assets & Liabilities, Net		105,251,340
Net Assets		270,355,690

At October 31, 2022, securities and/or cash totaling $182,621,287 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
ConocoPhillips	Morgan Stanley	USD	(340,443)	(27)	125.00	12/16/2022	(21,653)	(21,870)
Marathon Petroleum Corp.	Morgan Stanley	USD	(545,376)	(48)	110.00	12/16/2022	(40,757)	(40,320)
Schlumberger NV	Morgan Stanley	USD	(374,616)	(72)	50.00	12/16/2022	(33,981)	(33,120)
Total							(96,391)	(95,310)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Samsung Electronics Co., Ltd.	SOFR plus 0.800%	Monthly	Macquarie	09/19/2023	USD	165,360	7,945	642	—	—	8,587	—

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	3.050%
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2022, the total value of these securities amounted to $233,606, which represents 0.09% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at October 31, 2022.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022	19

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.246%
	42,562,256	210,644,698	(222,354,458)	534	30,853,030	(6,753)	370,080	30,865,376
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	5,649,548	2,055,754	—	7,705,302
Consumer Discretionary	21,311,071	2,020,777	—	23,331,848
Consumer Staples	17,700,305	1,549,497	—	19,249,802
Energy	18,055,745	1,020,060	—	19,075,805
Financials	16,349,289	6,174,140	—	22,523,429
Health Care	28,030,260	4,189,064	—	32,219,324
Industrials	22,345,549	7,253,828	—	29,599,377
Information Technology	33,770,813	726,015	—	34,496,828
Materials	9,047,903	5,427,383	—	14,475,286
Real Estate	4,185,974	2,594,144	—	6,780,118
Utilities	13,908,958	1,787,133	—	15,696,091
Total Common Stocks	190,355,415	34,797,795	—	225,153,210
Exchange-Traded Equity Funds	3,628,443	—	—	3,628,443
Preferred Stocks
Consumer Discretionary	—	110,100	—	110,100
Total Preferred Stocks	—	110,100	—	110,100
Warrants
Energy	—	1	—	1
Total Warrants	—	1	—	1
Money Market Funds	30,853,030	—	—	30,853,030
Total Investments in Securities	224,836,888	34,907,896	—	259,744,784
Investments in Securities Sold Short
Common Stocks
Communication Services	(3,769,729)	(1,874,714)	—	(5,644,443)
Consumer Discretionary	(12,891,588)	(1,488,422)	—	(14,380,010)
Consumer Staples	(3,345,760)	(941,136)	—	(4,286,896)
Energy	(4,777,143)	(1,833,907)	—	(6,611,050)
Financials	(11,709,853)	(2,814,392)	—	(14,524,245)
Health Care	(4,736,787)	(819,585)	—	(5,556,372)
Industrials	(15,857,036)	(2,313,690)	—	(18,170,726)
Information Technology	(12,559,602)	(1,168,084)	—	(13,727,686)
Materials	(3,329,937)	(3,762,238)	—	(7,092,175)
Real Estate	(1,830,987)	(330,678)	—	(2,161,665)
Total Common Stocks	(74,808,422)	(17,346,846)	—	(92,155,268)
Exchange-Traded Equity Funds	(2,485,166)	—	—	(2,485,166)
Total Investments in Securities Sold Short	(77,293,588)	(17,346,846)	—	(94,640,434)
Total Investments in Securities, Net of Securities Sold Short	147,543,300	17,561,050	—	165,104,350
Investments in Derivatives
Asset
Swap Contracts	—	8,587	—	8,587
Liability
Options Contracts Written	(95,310)	—	—	(95,310)
Total	147,447,990	17,569,637	—	165,017,627
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Swap contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022	21

Statement of Assets and Liabilities
October 31, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $208,992,216)	$228,891,754
Affiliated issuers (cost $30,849,143)	30,853,030
Foreign currency (cost $1,405)	1,278
Cash collateral held at broker for:
Swap contracts	60,000
Securities sold short	103,207,043
Unrealized appreciation on swap contracts	8,587
Receivable for:
Investments sold	2,739,858
Capital shares sold	470,223
Dividends	485,700
Foreign tax reclaims	260,626
Expense reimbursement due from Investment Manager	5,045
Prepaid expenses	4,766
Trustees’ deferred compensation plan	31,824
Other assets	122,257
Total assets	367,141,991
Liabilities
Securities sold short, at value (proceeds $103,657,493)	94,640,434
Option contracts written, at value (premiums received $96,391)	95,310
Due to custodian	747
Payable for:
Investments purchased	1,385,526
Capital shares purchased	400,536
Dividends and interest on securities sold short	58,379
Management services fees	35,635
Transfer agent fees	39,093
Compensation of board members	11,803
Compensation of chief compliance officer	23
Other expenses	86,991
Trustees’ deferred compensation plan	31,824
Total liabilities	96,786,301
Net assets applicable to outstanding capital stock	$270,355,690
Represented by
Paid in capital	232,883,467
Total distributable earnings (loss)	37,472,223
Total - representing net assets applicable to outstanding capital stock	$270,355,690
Institutional Class
Net assets	$270,355,690
Shares outstanding	37,834,863
Net asset value per share	$7.15
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended October 31, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,817,825
Dividends — affiliated issuers	370,080
Interfund lending	1,803
Foreign taxes withheld	(114,298)
Total income	3,075,410
Expenses:
Management services fees	2,104,939
Transfer agent fees
Institutional Class	285,562
Compensation of board members	8,148
Custodian fees	184,859
Printing and postage fees	30,717
Registration fees	22,774
Audit fees	39,945
Legal fees	7,337
Dividends and interest on securities sold short	342,145
Compensation of chief compliance officer	23
Other	47,760
Total expenses	3,074,209
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(311,387)
Total net expenses	2,762,822
Net investment income	312,588
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(17,585,199)
Investments — affiliated issuers	(6,753)
Foreign currency translations	(815,833)
Securities sold short	12,974,835
Swap contracts	(37,142)
Net realized loss	(5,470,092)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,396,380
Investments — affiliated issuers	534
Foreign currency translations	(194,544)
Options contracts written	1,081
Securities sold short	(6,636,418)
Swap contracts	(16,535)
Net change in unrealized appreciation (depreciation)	(4,449,502)
Net realized and unrealized loss	(9,919,594)
Net decrease in net assets resulting from operations	$(9,607,006)
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022	23

Statement of Changes in Net Assets
	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
Operations
Net investment income (loss)	$312,588	$(2,699,534)
Net realized gain (loss)	(5,470,092)	43,103,719
Net change in unrealized appreciation (depreciation)	(4,449,502)	(11,258,958)
Net increase (decrease) in net assets resulting from operations	(9,607,006)	29,145,227
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	—	(19,622,766)
Total distributions to shareholders	—	(19,622,766)
Increase (decrease) in net assets from capital stock activity	13,262,272	(21,172,260)
Total increase (decrease) in net assets	3,655,266	(11,649,799)
Net assets at beginning of period	266,700,424	278,350,223
Net assets at end of period	$270,355,690	$266,700,424

	Six Months Ended		Year Ended
	October 31, 2022 (Unaudited)		April 30, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Subscriptions	6,610,556	47,746,174	7,824,223	58,217,586
Distributions reinvested	—	—	2,767,668	19,622,766
Redemptions	(4,711,619)	(34,483,902)	(13,156,101)	(99,012,612)
Net increase (decrease)	1,898,937	13,262,272	(2,564,210)	(21,172,260)
Total net increase (decrease)	1,898,937	13,262,272	(2,564,210)	(21,172,260)
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Institutional Class	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30,
		2022	2021	2020	2019	2018
Per share data
Net asset value, beginning of period	$7.42	$7.23	$6.00	$6.78	$10.82	$10.60
Income (loss) from investment operations:
Net investment income (loss)	0.01	(0.07)	(0.08)	(0.01)	(0.01)	(0.09)
Net realized and unrealized gain (loss)	(0.28)	0.80	1.31	(0.72)	(0.80)	0.92
Total from investment operations	(0.27)	0.73	1.23	(0.73)	(0.81)	0.83
Distributions to shareholders
Distributions from net investment income	—	(0.08)	—	—	(0.06)	(0.18)
Distributions from net realized gains	—	(0.46)	—	(0.05)	(3.17)	(0.43)
Total distributions to shareholders	—	(0.54)	—	(0.05)	(3.23)	(0.61)
Net asset value, end of period	$7.15	$7.42	$7.23	$6.00	$6.78	$10.82
Total return	(3.64%)	10.42%	20.50%	(10.81%)	(5.65%)	7.67%
Ratios to average net assets
Total gross expenses(a)	2.34%(b),(c)	2.61%(c),(d),(e)	2.90%(c),(d),(e)	2.31%(c),(d)	2.16%(c),(d),(e)	2.36%(c)
Total net expenses(a),(f)	2.10%(b),(c)	2.43%(c),(d),(e)	2.71%(c),(d),(e)	2.19%(c),(d)	2.12%(c),(d),(e)	2.36%(c)
Net investment income (loss)	0.24%(b)	(1.00%)	(1.31%)	(0.14%)	(0.11%)	(0.83%)
Supplemental data
Net assets, end of period (in thousands)	$270,356	$266,700	$278,350	$221,159	$251,976	$290,666
Portfolio turnover	225%	323%	254%	197%	146%(g)	158%

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Annualized.
(c)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, annualized expenses would have been lower by:

Class	10/31/2022	4/30/2022	4/30/2021	4/30/2020	4/30/2019	4/30/2018
Institutional Class	0.26%	0.59%	0.87%	0.32%	0.19%	0.40%

(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(g)	The rate for the year ended April 30, 2019, as disclosed in the April 30, 2020 and 2019 financial statements was calculated and presented incorrectly and has been corrected.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022	25

Notes to Financial Statements
October 31, 2022 (Unaudited)
Note 1. Organization
Multi-Manager Directional Alternative Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers the share class listed in the Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
26	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund has written option contracts to decrease the Fund’s exposure to equity market risk and to increase return on investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
28	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM, or CCP, as applicable, may not fulfill its obligation under the contract.
Total return swap contracts
The Fund entered into total return swap contracts to manage long or short exposure to the total return on a specified reference security in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. Total return swap contracts are subject to the risk that the counterparty may not fulfill its obligations under the contract. This risk is offset by the daily exchange of variation margin with the swap counterparty.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022	29

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2022:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	8,587*

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Options contracts written, at value	95,310

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Swap contracts ($)
Equity risk	(37,142)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Options contracts written ($)	Swap contracts ($)	Total ($)
Equity risk	1,081	(16,535)	(15,454)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2022:
Derivative instrument	Average value ($)*
Options contracts — written	(47,655)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)
Total return swap contracts	17,838	—

*	Based on the ending quarterly outstanding amounts for the six months ended October 31, 2022.
Short sales
The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. Securities pledged as collateral are designated in the Portfolio of Investments. In addition, the collateral is recorded as cash collateral held at broker in the Statement of Assets and Liabilities. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security and may receive rebate income from the investment of collateral. The net amount of income or fees is included in "Interest income" (for net income received) or “Dividends and interest on securities sold short” (for net expense) in the Statement of Operations. A short position is reported as a liability at fair value in the Statement of Assets and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on
30	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
the borrowed security. This amount is recorded as an expense in the Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2022:
	Citi ($)	JPMorgan ($)	Macquarie ($)	Morgan Stanley ($)	Total ($)
Assets
OTC total return swap contracts (a)	-	-	8,587	-	8,587
Total assets	-	-	8,587	-	8,587
Liabilities
Options contracts written	-	-	-	95,310	95,310
Securities borrowed	22,670,459	5,107,038	-	66,862,937	94,640,434
Total liabilities	22,670,459	5,107,038	-	66,958,247	94,735,744
Total financial and derivative net assets	(22,670,459)	(5,107,038)	8,587	(66,958,247)	(94,727,157)
Total collateral received (pledged) (b)	(22,670,459)	(5,107,038)	-	(66,958,247)	(94,735,744)
Net amount (c)	-	-	8,587	-	8,587

(a)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022	31

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (ETFs); Fee Information in Investment Company Advertisements. The rule and form amendments will require mutual funds and ETFs to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments will become effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
32	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is equal to 1.60% of the Fund’s daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Allspring Global Investments, LLC, Boston Partners Global Investors, Inc. and J.P. Morgan Investment Management Inc., each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended October 31, 2022, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Effective rate (%)
Institutional Class	0.22
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022	33

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through August 31, 2023
Institutional Class	1.84%
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
136,087,000	42,197,000	(13,266,000)	28,931,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $692,636,998 and $693,093,225, respectively, for the six months ended October 31, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
34	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended October 31, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	4,500,000	3.61	4
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended October 31, 2022.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022	35

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Note 9. Significant risks
Alternative strategies investment risk
An investment in alternative investment strategies (Alternative Strategies) involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Fund may lose money.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
36	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Shareholder concentration risk
At October 31, 2022, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Short selling risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022	37

 Approval of Management and SubadvisoryAgreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Multi-Manager Directional Alternative Strategies Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Allspring Global Investments, LLC (Allspring), and Boston Partners Global Investors, Inc. (Boston Partners) (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund. In addition, J.P. Morgan Investment Management Inc. (J.P. Morgan) serves as a subadviser to the Fund but its subadvisory agreement was initially approved earlier in the year and thus was not subject to reconsideration.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
38	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022	39

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team and their significant resources added in recent years.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreements.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadvisers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, and the Investment Manager’s evaluation of each Subadviser’s contribution to the Fund’s broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each of Allspring and Boston Partners to provide comparable subadvisory services.
40	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that while the Management Agreement did not provide for breakpoints and the Subadvisory Agreement with Allspring provided for breakpoints that reduce the fee payable to Allspring as Fund assets grow, there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreements. In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2022	41

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Multi-Manager Directional Alternative Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR284_04_M01_(12/22)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	December 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	December 22, 2022

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	December 22, 2022

By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	December 22, 2022